                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                    811-5162

Exact name of registrant as specified in charter:      Delaware VIP Trust

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               December 31

Date of reporting period:                              September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES

September 30, 2004

                                                                                                               MARKET
                                                                                              NUMBER OF        VALUE
                                                                                              SHARES           (U.S. $)
                                                                                              -------------    -------------
COMMON STOCK- 54.06%
Aerospace & Defense - 1.30%
Goodrich                                                                                              8,600    $     269,696
Honeywell International                                                                               9,300          333,498
                                                                                                               -------------
                                                                                                                     603,194
                                                                                                               -------------
Automobiles & Automotive Parts - 0.45%
General Motors                                                                                        4,900          208,152
                                                                                                               -------------
                                                                                                                     208,152
                                                                                                               -------------
Banking & Finance - 12.26%
American Express                                                                                     11,700          602,082
Bank of America                                                                                      11,000          476,630
Bank of New York                                                                                      9,600          280,032
Capital One Financial                                                                                 6,100          450,790
Citigroup                                                                                            17,400          767,689
Goldman Sachs                                                                                         3,600          335,664
JP Morgan Chase                                                                                      12,500          496,625
MBNA                                                                                                 18,000          453,600
Mellon Financial                                                                                     11,100          307,359
Merrill Lynch                                                                                         7,900          392,788
Morgan Stanley                                                                                        8,400          414,120
US Bancorp                                                                                           14,100          407,490
Wells Fargo                                                                                           4,900          292,187
                                                                                                               -------------
                                                                                                                   5,677,056
                                                                                                               -------------
Buildings & Materials - 0.59%
Masco                                                                                                 7,900          272,787
                                                                                                               -------------
                                                                                                                     272,787
                                                                                                               -------------
Business Services - 0.73%
+Accenture Limited Class A                                                                           12,500          338,125
                                                                                                               -------------
                                                                                                                     338,125
                                                                                                               -------------
Cable, Media & Publishing - 1.80%
New York Times Class A                                                                                6,500          254,150
Viacom Class B                                                                                        9,500          318,820
+Westwood One                                                                                        13,100          258,987
                                                                                                               -------------
                                                                                                                     831,957
                                                                                                               -------------
Chemicals - 1.69%
Dow Chemical                                                                                         10,200          460,836
duPont (E.I.) deNemours                                                                               7,500          321,000
                                                                                                               -------------
                                                                                                                     781,836
                                                                                                               -------------
Consumer Products - 0.51%
Clorox                                                                                                4,400          234,520
                                                                                                               -------------
                                                                                                                     234,520
                                                                                                               -------------
Electronics & Electrical Equipment - 1.78%
General Electric                                                                                     24,500          822,710
                                                                                                               -------------
                                                                                                                     822,710
                                                                                                               -------------
Energy - 2.10%
ChevronTexaco                                                                                         5,400          289,656
Exxon Mobil                                                                                           8,800          425,304
Kerr-McGee                                                                                            4,500          257,625
                                                                                                               -------------
                                                                                                                     972,585
                                                                                                               -------------
Food, Beverage & Tobacco - 2.04%
Anheuser-Busch                                                                                        4,400          219,780
General Mills                                                                                         4,100          184,090
PepsiCo                                                                                              11,100          540,015
                                                                                                               -------------
                                                                                                                     943,885
                                                                                                               -------------

Healthcare & Pharmaceuticals - 8.49%
Abbott Laboratories                                                                                   5,400          228,744
*+Anthem                                                                                              3,900          340,275
+Biogen Idec                                                                                          6,400          391,488
+Boston Scientific                                                                                    9,200          365,516
+Caremark Rx                                                                                         12,900          413,703
+Chiron                                                                                               7,900          349,180
+Forest Laboratories                                                                                  3,500          157,430
*GlaxoSmithKline ADR                                                                                 10,600          463,538
Pfizer                                                                                               22,600          691,560
+Tenet Healthcare                                                                                    24,800          267,592
Wyeth                                                                                                 7,100          265,540
                                                                                                               -------------
                                                                                                                   3,934,566
                                                                                                               -------------
Industrial Machinery - 1.52%
ITT Industries                                                                                        4,600          367,954
Tyco International                                                                                   11,000          337,260
                                                                                                               -------------
                                                                                                                     705,214
                                                                                                               -------------
Insurance - 1.57%
Cigna                                                                                                 3,200          222,816
PMI Group                                                                                             6,700          271,886
Prudential Financial                                                                                  4,900          230,496
                                                                                                               -------------
                                                                                                                     725,198
                                                                                                               -------------
Leisure, Lodging & Entertainment - 1.31%
Carnival                                                                                              4,100          193,889
Marriott International Class A                                                                        7,900          410,484
                                                                                                               -------------
                                                                                                                     604,373
                                                                                                               -------------
Metals & Mining - 0.94%
Alcoa                                                                                                12,900          433,311
                                                                                                               -------------
                                                                                                                     433,311
                                                                                                               -------------
Paper & Forest Products - 0.76%
International Paper                                                                                   8,700          351,567
                                                                                                               -------------
                                                                                                                     351,567
                                                                                                               -------------
Retail - 3.55%
Best Buy                                                                                              7,200          390,528
*Gap                                                                                                  6,700          125,290
+Kohl's                                                                                               5,100          245,769
McDonald's                                                                                           13,900          389,617
Staples                                                                                              16,500          492,030
                                                                                                               -------------
                                                                                                                   1,643,234
                                                                                                               -------------
Semiconductors - 2.45%
+Applied Materials                                                                                   22,300          367,727
Intel                                                                                                25,300          507,518
+National Semiconductor                                                                              16,700          258,683
                                                                                                               -------------
                                                                                                                   1,133,928
                                                                                                               -------------
Technology/Hardware - 1.01%
+Lexmark International Class A                                                                        2,400          201,624
Pitney Bowes                                                                                          6,000          264,600
                                                                                                               -------------
                                                                                                                     466,224
                                                                                                               -------------
Technology/Software - 3.15%
+Intuit                                                                                               7,000          317,800
Microsoft                                                                                            14,100          389,865
+Oracle                                                                                              28,700          323,736
SAP ADR                                                                                              10,900          424,555
                                                                                                               -------------
                                                                                                                   1,455,956
                                                                                                               -------------
Telecommunications - 1.90%
Alltel                                                                                                5,500          302,005
BCE                                                                                                  10,700          231,655
+Cisco Systems                                                                                       19,200          347,520
                                                                                                               -------------
                                                                                                                     881,180
                                                                                                               -------------
Textiles, Apparel & Furniture - 0.81%
+Coach                                                                                                8,800          373,296
                                                                                                               -------------
                                                                                                                     373,296
                                                                                                               -------------
Transportation & Shipping - 0.97%
United Parcel Service Class B                                                                         5,900          447,928
                                                                                                               -------------
                                                                                                                     447,928
                                                                                                               -------------
Utilities - 0.38%
Dominion Resources                                                                                    2,700          176,175
                                                                                                               -------------

                                                                                                                     176,175
                                                                                                               -------------
TOTAL COMMON STOCK (COST $23,233,809)                                                                             25,018,957
                                                                                                               -------------

                                                                                              PRINCIPAL
                                                                                              AMOUNT
                                                                                              -------------
CORPORATE BONDS- 12.49%
Aerospace & Defense - 0.10%
Northrop Grumman 4.079% 11/16/06                                                              $      45,000           45,738
                                                                                                               -------------
                                                                                                                      45,738
                                                                                                               -------------
Automobiles & Automotive Parts - 0.71%
Ford Motor 7.45% 7/16/31                                                                            130,000          127,833
General Motors
  *7.125% 7/15/13                                                                                    45,000           47,052
  *8.375% 7/15/33                                                                                   125,000          133,095
Johnson Controls 5.00% 11/15/06                                                                      20,000           20,807
                                                                                                               -------------
                                                                                                                     328,787
                                                                                                               -------------
Banking & Finance - 3.48%
*Bear Stearns 4.65% 7/2/18                                                                           55,000           51,231
***#Bombardier Capital 144A 4.031% 5/30/13                                                          100,000           99,659
#Canadian Oil Sands 144A 4.80% 8/10/09                                                               35,000           35,535
*Citigroup 5.875% 2/22/33                                                                            45,000           44,997
Credit Suisse First Boston USA 6.125% 11/15/11                                                       65,000           70,919
*#Erac USA Finance 144A 7.35% 6/15/08                                                                95,000          106,398
Ford Motor Credit
  *5.625% 10/1/08                                                                                    95,000           98,319
  *7.00% 10/1/13                                                                                     40,000           42,362
Franklin Resources 3.70% 4/15/08                                                                     50,000           50,147
General Electric Capital 5.45% 1/15/13                                                               70,000           74,285
General Motors Acceptance Corp
  6.75% 1/15/06                                                                                      45,000           46,953
  7.25% 3/2/11                                                                                       55,000           58,799
*Goldman Sachs 6.345% 2/15/34                                                                       105,000          105,681
*Household Finance 4.125% 12/15/08                                                                   50,000           50,618
International Lease Finance 5.875% 5/1/13                                                            25,000           26,633
JP Morgan Chase 5.125% 9/15/14                                                                       65,000           65,475
#Mizuho Finance Group 144A 5.79% 4/15/14                                                            180,000          186,050
Morgan Stanley
  4.75% 4/1/14                                                                                       65,000           63,043
  *5.30% 3/1/13                                                                                      15,000           15,400
Popular North America 4.25% 4/1/08                                                                   55,000           56,078
Popular North America Capital Trust 6.564% 9/15/34                                                   50,000           50,977
***#Premium Asset Series 04-01 144A 1.66% 2/6/06                                                     45,000           45,027
#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                     35,000           35,373
RBS Capital Trust I 4.709% 12/29/49                                                                  60,000           58,136
Regions Financial 6.375% 5/15/12                                                                     60,000           66,586
                                                                                                               -------------
                                                                                                                   1,604,681
                                                                                                               -------------
Buildings & Materials - 0.09%
York International 6.625% 8/15/06                                                                    40,000           42,317
                                                                                                               -------------
                                                                                                                      42,317
                                                                                                               -------------
Cable, Media & Publishing - 0.61%
IAC/InterActiveCorp 6.75% 11/15/05                                                                   90,000           92,875
*Liberty Media 3.50% 9/25/06                                                                         45,000           44,839
Thomson Multimedia 5.75% 2/1/08                                                                      30,000           31,958
Time Warner 8.18% 8/15/07                                                                            90,000          100,783
Time Warner Entertainment 8.375% 3/15/23                                                             10,000           11,990
                                                                                                               -------------
                                                                                                                     282,445
                                                                                                               -------------
Chemicals - 0.18%
Lubrizol
  4.625% 10/1/09                                                                                     30,000           30,039
  5.50% 10/1/14                                                                                      25,000           24,876
  6.50% 10/1/34                                                                                      30,000           29,360
                                                                                                               -------------
                                                                                                                      84,275
                                                                                                               -------------
Energy - 1.25%
Duke Capital 5.668% 8/15/14                                                                          35,000           35,765
Enterprise Products Operating 144A
  #4.00% 10/15/07                                                                                    50,000           50,312

  #4.625% 10/15/09                                                                                   40,000           40,377
Halliburton Company 5.50% 10/15/10                                                                   95,000           99,190
*Kinder Morgan Energy Partners 7.75% 3/15/32                                                         40,000           47,496
Transocean 6.75% 4/15/05                                                                             50,000           50,938
USX 9.125% 1/15/13                                                                                   40,000           51,522
Valero Energy 6.125% 4/15/07                                                                         45,000           47,871
Valero Logistics 6.05% 3/15/13                                                                       80,000           84,906
Weatherford International 4.95% 10/15/13                                                             70,000           70,531
                                                                                                               -------------
                                                                                                                     578,908
                                                                                                               -------------
Food, Beverage & Tobacco - 0.90%
Kraft Foods
  4.00% 10/1/08                                                                                      90,000           90,645
  5.625% 11/1/11                                                                                     60,000           63,468
Nabisco 6.85% 6/15/05                                                                                50,000           51,433
Safeway 6.15% 3/1/06                                                                                 30,000           31,287
Universal 6.50% 2/15/06                                                                              40,000           41,834
UST
  *6.625% 7/15/12                                                                                    55,000           61,829
  8.80% 3/15/05                                                                                      75,000           77,193
                                                                                                               -------------
                                                                                                                     417,689
                                                                                                               -------------
Healthcare & Pharmaceuticals - 0.61%
Boston Scientific 5.45% 6/15/14                                                                      40,000           41,978
Caremark Rx 7.375% 10/1/06                                                                           30,000           32,100
*Medco Health Solutions 7.25% 8/15/13                                                               145,000          161,896
Wyeth 5.50% 2/1/14                                                                                   45,000           45,734
                                                                                                               -------------
                                                                                                                     281,708
                                                                                                               -------------
Insurance - 0.61%
Aegon 4.75% 6/1/13                                                                                   20,000           19,852
#Farmers Insurance 144A 8.625% 5/1/24                                                                70,000           82,889
#Nationwide 144A 7.875% 4/1/33                                                                       50,000           59,720
#Oil Insurance 144A 5.15% 8/15/33                                                                    80,000           81,408
*Prudential Financial 4.104% 11/15/06                                                                40,000           40,686
                                                                                                               -------------
                                                                                                                     284,555
                                                                                                               -------------
Metals & Mining - 0.08%
Barrick Gold 7.50% 5/1/07                                                                            35,000           38,500
                                                                                                               -------------
                                                                                                                      38,500
                                                                                                               -------------
REITs - 0.11%
Developers Diversified Realty 4.625% 8/1/10                                                          50,000           49,937
                                                                                                               -------------
                                                                                                                      49,937
                                                                                                               -------------
Retail - 0.11%
#CVS 144A 4.00% 9/15/09                                                                              50,000           50,077
                                                                                                               -------------
                                                                                                                      50,077
                                                                                                               -------------
Telecommunications - 1.74%
AT&T Wireless 8.75% 3/1/31                                                                           90,000          118,529
*BellSouth 4.20% 9/15/09                                                                             70,000           70,480
Motorola 4.608% 11/16/07                                                                             90,000           92,537
*#Singapore Telecommunications 144A 7.375% 12/1/31                                                   40,000           47,376
Sprint Capital
  4.78% 8/17/06                                                                                      40,000           41,141
  6.375% 5/1/09                                                                                      25,000           27,376
  8.375% 3/15/12                                                                                     40,000           48,515
  *8.75% 3/15/32                                                                                     95,000          120,934
#Telecom Italia 144A 4.00% 1/15/10                                                                   90,000           89,425
Telefonos de Mexico 4.50% 11/19/08                                                                   65,000           65,354
Verizon New York 6.875% 4/1/12                                                                       20,000           22,274
Verizon Wireless 5.375% 12/15/06                                                                     60,000           62,838
                                                                                                               -------------
                                                                                                                     806,779
                                                                                                               -------------
Transportation & Shipping - 0.29%
*American Airlines 6.817% 5/23/11                                                                    30,000           26,608
*Continental Airlines 6.503% 6/15/11                                                                 95,000           88,978
Delta Air Lines 7.299% 9/18/06                                                                       45,000           18,717
                                                                                                               -------------
                                                                                                                     134,303
                                                                                                               -------------
Utilities - 1.62%
Avista 7.75% 1/1/07                                                                                 130,000          140,934
Detroit Edison 5.05% 10/1/05                                                                         75,000           76,796
Dominion Resources 7.195% 9/15/14                                                                    40,000           45,719

*Exelon Generation 6.95% 6/15/11                                                                     40,000           45,252
FPL Group Capital 3.25% 4/11/06                                                                      80,000           80,532
#Metropolitan Edison 144A 4.875% 4/1/14                                                              75,000           73,942
Oncor Electric 7.00% 5/1/32                                                                          25,000           28,624
*#Power Contract Financing 144A 5.20% 2/1/06                                                         49,874           50,601
PSEG Power 8.625% 4/15/31                                                                            25,000           32,110
*Sempra Energy 4.75% 5/15/09                                                                         55,000           56,848
Southern California Edison 6.00% 1/15/34                                                             35,000           36,504
Southern Capital 5.30% 2/1/07                                                                        45,000           47,578
*TXU Energy 7.00% 3/15/13                                                                            30,000           33,927
                                                                                                               -------------
                                                                                                                     749,367
                                                                                                               -------------
TOTAL CORPORATE BONDS (COST $5,658,465)                                                                            5,780,066
                                                                                                               -------------
AGENCY MORTGAGE-BACKED SECURITIES- 12.29%
Fannie Mae
  5.73% 12/1/08                                                                                      41,596           44,274
  6.765% 1/1/07                                                                                       4,549            4,803
Fannie Mae 30 yr TBA
  6.00% 10/1/34                                                                                     215,000          222,391
  6.00% 11/1/34                                                                                     365,000          376,178
Fannie Mae Balloon 7 yr 4.50% 10/1/10                                                               104,498          105,870
Fannie Mae Relocation 30 yr 5.00% 11/1/33                                                            75,311           75,476
Fannie Mae S.F. 15 yr
  4.50% 2/1/19                                                                                       88,741           88,574
  4.50% 7/1/19                                                                                      144,271          144,001
  6.00% 4/1/17                                                                                       76,095           79,876
Fannie Mae S.F. 15 yr TBA
  4.50% 10/1/19                                                                                     195,000          194,330
  5.00% 10/1/19                                                                                     360,000          365,738
  5.50% 10/25/34                                                                                    630,000          651,065
Fannie Mae S.F. 30 yr
  5.00% 3/1/34                                                                                      141,072          140,014
  5.50% 3/1/29                                                                                       97,642           99,411
  5.50% 4/1/29                                                                                      108,306          110,269
  6.50% 4/1/32                                                                                      182,887          192,032
  6.50% 3/1/34                                                                                       83,352           87,520
  7.50% 6/1/31                                                                                       88,452           94,837
  7.50% 2/1/32                                                                                       14,027           15,026
  9.50% 6/1/19                                                                                       14,138           15,747
Fannie Mae S.F. 30 yr TBA
  5.00% 10/1/34                                                                                     155,000          153,402
  6.50% 11/15/34                                                                                    215,000          225,011
  7.00% 10/15/34                                                                                     70,000           74,222
Fannie Mae Single Family 15 Year TBA 5.50% 10/25/34                                               1,090,000        1,104,646
***Freddie Mac ARM 3.718% 4/1/34                                                                     60,000           60,938
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                           140,288          140,858
Freddie Mac S.F. 30 yr
  5.00% 4/1/34                                                                                      161,770          160,405
  5.50% 11/1/33                                                                                     170,729          173,503
  6.50% 10/1/33                                                                                      31,596           33,185
  7.00% 11/1/33                                                                                      35,396           37,575
GNMA S.F. 30 yr
  6.50% 9/15/32                                                                                      86,152           91,025
  7.50% 1/15/32                                                                                      17,197           18,535
GNMA S.F. 30 yr TBA 5.00% 10/1/34                                                                   310,000          308,353
                                                                                                               -------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $5,663,712)                                                          5,689,090
                                                                                                               -------------
COLLATERALIZED MORTGAGE OBLIGATIONS- 4.50%
Bank of America Alternative Loan Trust
  Series 03-10 2A1 6.00% 12/25/33                                                                   106,363          109,441
  Series 04-2 1A1 6.00% 3/25/34                                                                      55,646           57,573
Bank of America Mortgage Securities
  ***Series 03-D 1A2 3.428% 5/25/33                                                                   5,200            5,165
  ***Series 03-I 2A4 3.828% 10/25/33                                                                 85,000           84,729
  Series 04-3 2A2 5.00% 10/1/34                                                                      70,000           70,392
  ***Series 04-A 1A1 3.469% 2/25/34                                                                  41,136           40,871
  Series 04-E 1A1 3.553% 6/25/34                                                                     64,559           64,056

  Series 04-G 2A6 4.657% 8/25/34                                                                     65,000           65,947
Countrywide Home Loan Mortgage Pass Through Trust
  Series 03-56 3A7B 4.71% 12/25/33                                                                   65,000           63,773
  Series 04-J6 3A1 5.00% 8/25/19                                                                     73,082           73,380
Credit Suisse First Boston Securities
  Series 03-23 6A1 6.50% 9/25/33                                                                     84,259           86,031
  Series 03-29 5A1 7.00% 12/25/33                                                                    78,614           82,423
CS First Boston Mortgage Securities Series 04-1 3A1 7.00% 2/25/34                                    39,575           41,453
Deutsche Mortgage Securities Series 04-4 1A2 4.01% 4/25/34                                           40,000           40,146
First Horizon Asset Securities Series 04-6 2A1 5.00% 10/25/19                                        55,000           55,516
First Horizon Asset Securities Pass-Through Trust Series 03-5 1A17 8.00% 7/25/33                     26,641           27,974
#GSMPS Mortgage Loan Trust Series 1998-3 A 7.75% 9/19/27                                             59,957           65,399
***Master Adjustable Rate Mortgages Trust Series 03-6 1A2 3.052% 12/25/33                            65,000           64,610
Master Alternative Loans Trust
  Series 03-9 1A1 5.50% 12/25/18                                                                     86,785           89,171
  Series 03-9 1A1 8.00% 9/25/33                                                                      21,515           22,605
Nomura Asset Acceptance
  Series 04-AP1 A2 3.238% 3/25/34                                                                   125,000          124,731
  Series 04-AP2 A2 4.099% 7/25/34                                                                    50,000           50,152
Prime Mortgage Trust 2004-CL1 1A1 6.00% 2/25/34                                                      44,084           45,058
Residential Asset Mortgage Products 2004-SL1 A3 7.00% 3/25/34                                        54,793           56,930
Structured Asset Securities
  Series 02-22H 1A 7.00% 11/25/32                                                                    26,783           27,777
  Series 04-12H 1A 6.00% 5/25/34                                                                     79,228           81,696
#Summit Mortgage Trust Series 02-1 B2 144A 6.276% 6/28/16                                            12,483           12,545
Washington Mutual
  ***Series 03-AR4 A7 3.95% 5/25/33                                                                  42,438           42,229
  ***Series 03-AR9 1A7 4.07% 9/25/33                                                                 48,475           48,202
  Series 04-CB3 4A 6.00% 10/25/19                                                                    93,760           98,595
Wells Fargo Mortgage Backed Securities Trust
  Series 03-14 1A1 4.75% 12/25/18                                                                    45,089           45,086
  ***Series 03-K 2A5 4.521% 11/25/33                                                                 55,000           52,716
  ***Series 03-M A1 4.746% 12/25/33                                                                  89,579           88,393
  Series 04-I 1A1 3.395% 7/25/34                                                                     54,308           54,382
  ***Series 04-O A1 4.956% 8/25/34                                                                   44,612           44,681
                                                                                                               -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,083,671)                                                        2,083,828
                                                                                                               -------------
U.S. TREASURY OBLIGATIONS- 4.03%
*U.S. Treasury Bond 5.375% 2/15/31                                                                  200,000          214,313
U.S. Treasury Inflation Index Notes
  2.00% 1/15/14                                                                                     164,014          167,993
  *2.00% 7/15/14                                                                                     95,460           97,608
  2.375% 1/15/25                                                                                     45,218           47,120
  3.00% 7/15/12                                                                                      42,138           46,673
  *3.625% 1/15/08                                                                                    35,173           38,584
U.S. Treasury Note 2.50% 9/30/06                                                                  1,180,000        1,177,831
U.S. Treasury Note 4.25% 8/15/14                                                                     75,000           75,809
                                                                                                               -------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,844,449)                                                                  1,865,931
                                                                                                               -------------
AGENCY OBLIGATIONS- 3.09%
Fannie Mae
  *2.375% 2/15/07                                                                                   280,000          276,486
  *2.625% 1/19/07                                                                                    65,000           64,414
  *3.375% 12/15/08                                                                                  265,000          263,220
  4.625% 5/1/13                                                                                      40,000           39,714
  *5.125% 1/2/14                                                                                    285,000          290,855
  *5.25% 8/1/12                                                                                     100,000          104,092
  +5.919% 10/9/19                                                                                   390,000          169,643
Federal Home Loan Bank
  2.50% 3/15/06                                                                                     105,000          104,894
  3.875% 8/22/08                                                                                     75,000           75,308
Freddie Mac
  *3.75% 8/3/07                                                                                      45,000           45,318
                                                                                                               -------------
TOTAL AGENCY BOND (COST $1,418,223)                                                                                1,433,944
                                                                                                               -------------
ASSET BACKED SECURITIES- 2.28%
American Express Credit Account Master Trust 2004-3 A 4.35% 12/15/11                                 60,000           61,542

AmeriCredit Automobile Receivables Trust Series 01-C A4 5.01% 7/14/08                                75,679           77,153
Ameriquest Mortgage Securities 2003-5 A2 2.43% 7/25/33                                               12,519           12,504
Capital One Master Trust 2002-4A A 4.90% 3/15/10                                                     70,000           73,077
Capital One Multi-Asset Execution Trust
  Series 03-A6 A6 2.95% 8/17/09                                                                      65,000           65,010
  Series 03-C2 4.32% 4/15/09                                                                         25,000           25,447
  Series 03-C4 6.00% 8/15/13                                                                        115,000          122,455
#Chase Funding Net Interest Margin Series 03-6A 144A 5.00% 12/27/33                                  21,816           21,912
Citibank Credit Card Issuance Trust
  Series 03-A7 4.15% 7/7/17                                                                          45,000           42,998
  Series 04-A4 3.20% 8/24/09                                                                         40,000           39,920
Countrywide Asset-Backed Certificates 2004-9 AF2 3.337% 1/25/35                                      50,000           50,000
GSAA Trust Series 2004-4N Note 6.25% 11/25/33                                                        30,587           30,549
Honda Auto Receivables Owner Trust 2004-2 A4 3.81% 10/15/09                                          60,000           60,791
MBNA Credit Card Master Note Trust Series 01-A1 A1 5.75% 10/15/08                                    90,000           94,243
MBNA Master Credit Card Trust USA Series 96-B A 2.02% 8/15/08                                       100,000          100,375
Mid-State Trust 2004-1 A 6.005% 8/15/39                                                              14,637           15,019
Mid-State Trust Series 11 A1 4.864% 7/15/38                                                          25,075           24,195
NationsCredit Grantor Trust Series 97-1A 6.75% 8/15/13                                               43,741           44,720
Residential Asset Mortgage Products Series 04-RZ2 AI3 4.30% 1/25/31                                  40,000           40,269
WFS Financial Owner Trust 2002-2 A4 4.50% 2/20/10                                                    50,000           50,912
                                                                                                               -------------
TOTAL ASSET BACKED SECURITIES (COST $1,046,520)                                                                    1,053,091
                                                                                                               -------------
MUNICIPAL BONDS- 1.33%
Colorado Department of Transportation Revenue
  5.00% 12/15/12 (FGIC)                                                                              70,000           77,902
  5.00% 12/15/13 (FGIC)                                                                             125,000          139,104
Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33          25,000           26,579
Golden State Tobacco Securitization 5.50% 6/1/43                                                     35,000           36,154
Illinois State Taxable Pension 5.10% 6/1/33                                                          40,000           37,972
Metropolitan Washington District of Columbia Airport Authority 5.00% 10/1/34 (FSA) (AMT)             30,000           30,127
Puerto Rico Public Buildings Authority Revenue 5.25% 7/1/33                                          80,000           83,213
State of California
  5.00% 2/1/33                                                                                       20,000           20,148
  5.25% 7/1/13                                                                                       40,000           45,252
State of Oregon 5.892% 6/1/27                                                                        40,000           42,498
West Virginia Economic Development Authority
  5.37% 7/1/20                                                                                       15,000           15,282
  6.07% 7/1/26                                                                                       60,000           62,672
                                                                                                               -------------
TOTAL MUNICIPAL BONDS (COST $600,424)                                                                                616,903
                                                                                                               -------------
AGENCY ASSET-BACKED SECURITIES- 1.25%
Fannie Mae Grantor Trust Series 04-T4 A3 4.42% 8/25/24                                               50,000           50,672
SLMA Student Loan Trust
  Series 02-7 A2 1.92% 6/17/13                                                                      103,016          103,025
  Series 04-1 A1 1.70% 1/26/15                                                                      120,733          120,783
  Series 04-5 A2 1.585% 4/25/14                                                                     155,000          155,473
                                                                                                               -------------
  Series 04-6 A2 1.61% 1/25/13                                                                      150,000          150,314
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $578,801)                                                                 580,267
                                                                                                               -------------
MORTGAGE BACKED SECURITY - FIXED RATE- 1.25%
Banc of America Commercial Mortgage 2004-2 A2 3.52% 5/10/09                                          35,000           34,484
First Union-Lehman Brothers-Bank of America Series 98-C2 A2 6.56% 11/18/08                          130,000          141,270
*GMAC Commercial Mortgage Securities1998-C2 A2 6.42% 5/15/35                                        125,000          136,212
*Greenwich Capital Commercial Funding 2004-GG1 A7 5.317% 6/10/36                                    100,000          104,218
JP Morgan Chase Commercial Mortgage Securities
  Series 02-C1 A3 5.376% 7/12/12                                                                     35,000           36,806
  Series 03-C1 A2 4.985% 1/12/37                                                                     40,000           41,078
*Nomura Asset Securities Series 98-D6 A1B 6.59% 3/15/30                                              75,000           82,174
                                                                                                               -------------
TOTAL MORTGAGE BACKED SECURITY - FIXED RATE (COST $574,892)                                                          576,242
                                                                                                               -------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 0.89%
Fannie Mae
  Series 96-46 ZA 7.50% 11/25/26                                                                     40,736           43,840
  Series 01-T8 A2 9.50% 7/25/41                                                                      38,722           43,755
Fannie Mae Whole Loan 6.50% 2/25/44                                                                  60,345           63,777
Freddie Mac 4.50% 1/15/34                                                                            65,000           58,956
Freddie Mac Series 2480 Class EH 6.00% 11/15/31                                                      21,647           21,996

Freddie Mac Structured Pass Through Securities
  Series T-58 1A2 3.108% 5/25/35                                                                     50,000           49,861
  Series T-58 2A 6.50% 9/25/43                                                                       63,993           67,633
GNMA 2002 62 B 4.763% 1/16/25                                                                        60,000           61,495
                                                                                                               -------------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $410,013)                                                     411,313
                                                                                                               -------------

                                                                                              NUMBER OF
                                                                                              SHARES
                                                                                              -------------
PREFERRED STOCK- 0.63%
#Centaur Funding 144A 9.08%                                                                             150          194,110
Nexen 7.35%                                                                                           3,690           98,855
                                                                                                               -------------
TOTAL PREFERRED STOCK (COST $243,862)                                                                                292,965
                                                                                                               -------------

                                                                                              PRINCIPAL
                                                                                              AMOUNT
                                                                                              -------------
REPURCHASE AGREEMENTS- 9.91%
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $2,424,114
 collateralized by $2,079,000 U.S. Treasury
 Bills due 2/24/05, market value $2,063,012 and $413,000
 U.S. Treasury Bills due 3/17/05, market value $409,230)                                      $   2,424,000    $   2,424,000

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $2,163,101
 collateralized by $470,000 U.S. Treasury Notes 5.875%
 due 11/15/05, market value $499,345, $671,000 U.S. Treasury Notes 1.875%
 due 1/31/06, market value $668,622, and $941,000 U.S. Treasury
 Notes 5.625% due 5/15/08, market value $1,042,342)                                               2,163,000        2,163,000
                                                                                                               -------------
TOTAL REPURCHASE AGREEMENTS (COST $4,587,000)                                                                      4,587,000
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 108.00%
 (cost $47,943,841)                                                                                               49,989,598

SECURITIES LENDING COLLATERAL** - 6.78%
Abbey National New York 1.19% 10/15/04                                                               58,937           59,086
Allied Irish Dublin 1.80% 11/10/04                                                                  124,485          124,485
Bank of America 1.65% 10/29/04                                                                      124,492          124,485
Barclays London 1.92% 1/31/05                                                                        24,902           24,897
CDC IXIS 1.49% 11/12/04                                                                              99,611           99,588
Corporate Asset Funding 1.75% 11/8/04                                                                87,070           86,907
Credit Swiss First Boston LLC 1.89% 10/1/04                                                         248,970          248,970
Credit Swiss First Boston NY 1.60% 12/13/04                                                          99,628           99,588
Deutsche Bank Financial 1.95% 2/22/05                                                                24,886           24,905
Fortis Bank London 1.80% 11/10/04                                                                   112,036          112,037
General Electric Capital
  1.59% 10/25/04                                                                                     42,352           42,353
  1.93% 2/3/05                                                                                       37,338           37,380
  1.94% 10/4/04                                                                                      37,357           37,363
Goldman Sachs Group LP
  1.80% 12/21/04                                                                                     57,273           57,263
  2.06% 12/8/04                                                                                      58,508           58,508
Harris Trust and Savings NASS 1.77% 10/18/04                                                         74,691           74,691
HBOS Treasury Services PLC 1.62% 10/29/04                                                           124,494          124,485
Merrill Lynch Mortgage Capital 1.98% 10/12/04                                                        99,426           99,588
Morgan Stanley
  1.88% 10/31/05                                                                                     99,426           99,588
  1.96% 3/10/05                                                                                      24,904           24,897
Pfizer Inc 1.75% 10/31/05                                                                           119,505          119,506
Proctor and Gamble 1.83% 10/31/05                                                                   124,512          124,485
Rabobank 1.90% 3/2/05                                                                               124,486          124,469
Royal Bank of Canada 1.80% 6/27/05                                                                  124,507          124,457
Societe Generale
  1.73% 6/14/05                                                                                      62,470           62,451
  1.96% 12/8/04                                                                                      99,579           99,582
UBS Securities LLC 1.88% 10/1/04                                                                    473,734          473,734
Union Bank of Switzerland 1.13% 12/20/04                                                            124,639          124,485
Wachovia Bank N.A. 1.94% 11/15/04                                                                    99,591           99,609
Wells Fargo Bank 1.73% 10/31/05                                                                     124,471          124,485
                                                                                                               -------------
TOTAL SECURITIES LENDING COLLATERAL (cost $3,138,327)                                                              3,138,327
                                                                                                               -------------

TOTAL MARKET VALUE OF SECURITIES - 114.78%
 (cost $51,082,168)                                                                                               53,126,925
Obligation to Return Securities Lending Collateral** - (6.78%)                                                    (3,138,327)++
Liabilities Net of Receivables and Other Assets (See Notes) - (8.00%)                                             (3,704,239)
                                                                                                               -------------
Net Assets Applicable to 3,656,607 Shares Outstanding - 100.00%                                                $  46,285,359
                                                                                                               -------------

----------
*Fully or partially on loan.
**See note 5 in "Notes."
***Variable Rate Notes-the interest rate shown is the rate as of September 30, 2004.
^Fully or partially pledged as collateral for financial futures contracts and options written.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #6 in "Notes."
+Zero coupon bond. The interest rate shown is the yield at the time of purchase. +Non-income producing security for the period ended September 30, 2004.
++ Includes $3,854,454 of securities on loan.

ADR-American Depositary Receipts
AMT-Subject to Alternative Minimum Tax
FSA-Insured by Financial Security Assurance
FGIC-Insured by the Financial Guaranty Insurance Company
GNMA-Government National Mortgage Association
SLMA-Student Loan Marketing Association
TBA-To be announced

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Balanced Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes was as follows:

Aggregate cost of investments          $  293,924,613
                                       --------------
Aggregate unrealized appreciation          13,387,778
Aggregate unrealized depreciation          (6,976,677)
                                       --------------
Net unrealized appreciation            $    6,411,101
                                       --------------

For federal income tax purposes, at December 31, 2003, capital loss carryforwards of $27,041,597 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration                         Amount
------------------                     --------------
      2008                             $    8,963,267
      2009                                  8,028,969
      2010                                  9,576,012
      2011                                    473,349

3. FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account), each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain is included in liabilities net of receivables and other assets.

Financial futures contracts open at September 30, 2004 were as follows:

Contracts                           Notional                         Unrealized
To Buy/(Sell)                   Cost/(Proceeds)   Expiration Date   Appreciation
-----------------------------   ---------------   ---------------   ------------
(2) U.S. 5YR Treasury Notes     $      (444,662)    December 2004   $      1,662
(10) U.S. 10YR Treasury Notes          (451,193)    December 2004            693
200 U.S. Long Bond                      219,638     December 2004          4,800
                                                                    ------------
                                                                    $      7,155
                                                                    ------------

4. SWAP AGREEMENTS
During the period ended September 30, 2004, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Series' Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. The unrealized gain is included in receivables and other assets net of liabilities.

At September 30, 2004, the Series had the following total return swap agreements outstanding:

Notional Amount   Expiration Date    Description                             Unrealized Gain
---------------   ---------------    ------------------------------------    ---------------
$575,000          12/31/04           Agreement with Goldman Sachs to          $       19,853
                                     receive the notional amount
                                     multiplied by the return on the
                                     Lehman Brothers Commercial MBS Index
                                     AAA and to pay the notional amount
                                     multiplied by the 1 month BBA LIBOR
                                     adjusted by a spread of minus 0.45%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparties to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks could also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

5. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand.

With respect to security loans collateralized by U.S. Treasury obligations, the Series receives a fee form the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the series, the security lending agent and the borrower. The Series records security lending income net of such allocation.

At September 30, 2004, the market value of securities on loan was $3,854,454, for which the Series received securities collateral, comprised of U.S. government obligations valued at $3,138,327, and cash collateral of $801,348. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

6. CREDIT AND MARKET RISK
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST - DELAWARE CAPITAL RESERVES SERIES

September 30, 2004

                                                                                                               MARKET
                                                                                              PRINCIPAL        VALUE
                                                                                              AMOUNT           (U.S. $)
                                                                                              -------------    -------------
AGENCY ASSET-BACKED SECURITIES - 2.31%
+SLMA Student Loan Trust
  Series 1996-3 A2 2.753% 10/25/11                                                                  550,000          555,912
  Series 2004-5 A2 1.585% 4/25/14                                                                    85,000           85,260
                                                                                                               -------------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $636,289)                                                                 641,172
                                                                                                               -------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 6.74%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41                                             59,843           67,621
Fannie Mae Whole Loan
  Series 2002-W7 Class A2 4.80% 3/25/22                                                              24,432           24,408
  Series 2003-W14 Class 1A5 4.71% 9/25/43                                                           295,000          298,943
  Series 2004-W9 2A1 6.50% 2/25/44                                                                  125,331          132,459
Freddie Mac
  Series 1490 CA 6.50% 4/15/08                                                                      142,704          147,045
  Series 19 F 2.278% 6/1/28                                                                          45,317           45,219
  Series 2727 PM 4.50% 1/15/34                                                                      110,000           99,772
  Series SF5 GC 2.95% 12/15/09                                                                      170,000          165,829
Freddie Mac Structured Pass Through Securities
  Series T-58 1A2 3.108% 5/25/35                                                                    110,000          109,694
  Series T-58 Class 2A 6.50% 9/25/43                                                                127,987          135,266
GNMA
  Series 2002-61 BA 4.648% 3/16/26                                                                   80,000           81,885
  Series 2002 62 B 4.763% 1/16/25                                                                    80,000           81,993
  Series 2003-5 B 4.486% 10/16/25                                                                   145,000          146,672
  Series 2004-45 Class A 4.02% 12/16/21                                                              74,374           74,857
Vendee Mortgage Trust Series 93-1 Class K 7.25% 4/15/12                                             255,000          261,088
                                                                                                               -------------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,878,952)                                                 1,872,751
                                                                                                               -------------
AGENCY MORTGAGE-BACKED SECURITIES- 10.14%
Fannie Mae
+3.895% 12/1/33                                                                                     231,102          236,986
  5.00% 1/1/34                                                                                      384,952          385,505
  5.00% 3/1/34                                                                                       84,643           84,009
  5.73% 12/1/08                                                                                      55,462           59,032
  6.00% 11/1/34                                                                                     140,000          144,288
  6.50% 4/1/12                                                                                       96,136          101,964
  6.50% 3/1/34                                                                                       39,483           41,457
  6.50% 11/15/34                                                                                     60,000           62,794
  6.52% 1/1/08                                                                                      202,182          217,409
  6.765% 1/1/07                                                                                     186,502          196,934
  7.50% 12/1/10                                                                                      22,215           23,180
  7.50% 6/1/31                                                                                      109,911          117,845
  8.00% 10/1/14                                                                                      50,087           53,093
  8.50% 9/20/10                                                                                      42,454           44,868
  8.50% 5/1/11                                                                                       16,658           17,941
  8.50% 8/1/12                                                                                       37,914           40,437
  9.00% 4/1/09                                                                                       24,330           26,087
  9.00% 6/1/09                                                                                      139,590          154,334
+Freddie Mac
  3.718% 4/1/34                                                                                      85,000           86,328
  3.50% 9/1/18                                                                                      114,203          108,992
  3.50% 10/1/18                                                                                      18,972           18,106
  3.756% 4/1/33                                                                                     199,277          204,496

  4.00% 6/1/08                                                                                       36,079           36,429
  4.00% 1/1/09                                                                                      187,729          189,548
  7.00% 11/1/33                                                                                      70,792           75,150
  8.50% 10/1/15                                                                                      33,033           35,634
  9.25% 9/1/08                                                                                       11,900           12,874
GNMA
  6.00% 1/15/09                                                                                      15,070           15,842
  8.50% 8/15/10                                                                                       8,236            8,761
  12.00% 6/20/14                                                                                      9,186           10,538
  12.00% 3/20/15                                                                                      1,549            1,781
  12.00% 2/20/16                                                                                      4,153            4,783
                                                                                                               -------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $2,828,373)                                                          2,817,425
                                                                                                               -------------
AGENCY OBLIGATIONS- 2.55%
Fannie Mae
  2.375% 2/15/07                                                                                    160,000          157,993
  3.75% 8/3/07                                                                                       30,000           30,212
  3.375% 12/15/08                                                                                     5,000            4,966
  4.625% 5/1/13                                                                                      55,000           54,607
  5.125% 1/2/14                                                                                     400,000          408,218
  5.25% 8/1/12                                                                                       50,000           52,046
                                                                                                               -------------
TOTAL AGENCY OBLIGATIONS (COST $695,343)                                                                             708,042
                                                                                                               -------------
ASSET-BACKED SECURITIES - 10.31%
American Express Credit Account Master Trust 2004-3 A 4.35% 12/15/11                                 90,000           92,313
Ameriquest Mortgage Securities 2003-5 A2 2.43% 7/25/33                                               20,030           20,007
Capital One Master Trust 2002-4A A 4.90% 3/15/10                                                    100,000          104,396
Capital One Multi-Asset Execution Trust
  Series 2003-A6 A6 2.95% 8/17/09                                                                   120,000          120,019
  Series 2003-C2 C2 4.32% 4/15/09                                                                    55,000           55,984
  Series 2003-C4 C4 6.00% 8/15/13                                                                   190,000          202,317
Chase Funding 2002-3 1A6 4.707% 9/25/13                                                             155,000          157,527
Citibank Credit Card Issuance Trust
  Series 2003-A7 A7 4.15% 7/7/17                                                                     65,000           62,108
  Series 2004-A4 A4 3.20% 8/24/09                                                                    60,000           59,880
Countrywide Asset-Backed Certificates
  +Series 2004-9 AF2 3.337% 9/25/23                                                                  65,000           65,000
  #Series 2004-BC1N 144A 5.50% 4/25/35                                                               35,847           35,735
+Fannie Mae Grantor Trust Series 2004-T4 A3 4.42% 8/25/24                                            70,000           70,941
Honda Auto Receivables Owner Trust 2004-2 A4 3.81% 10/15/09                                          75,000           75,988
John Deere Owner Trust Series 2004-A Class A4 3.02% 3/15/11                                         225,000          225,675
MBNA Credit Card Master Note Trust
  Series 1996-B Class A 2.02% 8/15/08                                                               115,000          115,431
  Series 2001-A1 Class A1 5.75% 10/15/08                                                            280,000          293,199
Mid-State Trust
  Series 2004-1 A 6.005% 8/15/37                                                                      9,758           10,013
  Series 2011 A1 4.864% 7/15/38                                                                      45,971           44,358
NationsCredit Grantor Trust Series 1997-1A 6.75% 8/15/13                                             72,169           73,785
Navistar Financial Corporate Owner Trust Series 2002-B A4 3.52% 10/15/09                            195,000          196,424
+Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                               60,000           60,404
Residential Asset Securities Series
  Series 1999-KS1 Class AI8 6.32% 4/25/30                                                           194,521          199,023
  Series 1999-KS4 AI4 7.22% 6/25/28                                                                  82,806           85,627
+SLMA Student Loan Trust
  Series 2002-7 Class A2 1.92% 6/17/13                                                              127,882          127,893
  Series 2004-1 A1 1.70% 1/26/15                                                                    145,712          145,772
#Sharp NIM Trust Series 2003-HE1N N 144A 6.90% 11/25/33                                              31,309           31,502
WFS Financial Owner Trust
  Series 2002-1 Class A4A 4.87% 9/20/09                                                              65,000           66,239
  +Series 2002-2 A4 4.50% 2/20/10                                                                    70,000           71,277
                                                                                                               -------------
TOTAL ASSET-BACKED SECURITIES (COST $2,864,025)                                                                    2,868,837
                                                                                                               -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES- 2.90%
Bank of America Commercial Mortgage Series 2004-2 A2 3.52% 5/10/09                                   60,000           59,115
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/08                        180,000          195,606

GMAC Commercial Mortgage Securities Series 1998-C2 A2 6.42% 5/15/35                                 175,000          190,697
Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36                              125,000          130,272
JP Morgan Chase Commercial Mortgage Securities
  Series 2002-C1 A3 5.376% 7/12/12                                                                   55,000           57,837
  Series 2003-C1 A2 4.985% 1/12/37                                                                   60,000           61,617
Nomura Asset Securities Series 1998-D6 A1B 6.59% 3/15/30                                            100,000          109,566
                                                                                                               -------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $802,122)                                                          804,710
                                                                                                               -------------
CORPORATE BONDS- 45.90%
Aerospace & Defense - 0.24%
Northrop Grumman 4.079% 11/16/06                                                              $      65,000    $      66,066
                                                                                                               -------------
                                                                                                                      66,066
                                                                                                               -------------
Airlines - 1.03%
Continental Airlines 6.503% 6/15/11                                                                 280,000          262,253
Delta Air Lines 7.299% 9/18/06                                                                       60,000           24,956
                                                                                                               -------------
                                                                                                                     287,209
                                                                                                               -------------
Automobiles & Automotive Parts - 0.84%
General Motors 7.125% 7/15/13                                                                        70,000           73,191
Johnson Controls 5.00% 11/15/06                                                                     155,000          161,251
                                                                                                               -------------
                                                                                                                     234,442
                                                                                                               -------------
Banking & Finance - 13.50%
Bear Stearns 4.65% 7/2/18                                                                           155,000          144,379
Compass Bank 6.45% 5/1/09                                                                           120,000          133,347
#ERAC USA Finance 144A 7.35% 6/15/08                                                                215,000          240,795
Ford Motor Credit
  5.625% 10/1/08                                                                                     90,000           93,144
  7.00% 10/1/13                                                                                     295,000          312,422
Franklin Resources 3.70% 4/15/08                                                                    150,000          150,441
Frost National Bank 6.875% 8/1/11                                                                   110,000          122,977
General Electric Capital 5.45% 1/15/13                                                               75,000           79,591
General Motors Acceptance Corp
  6.75% 1/15/06                                                                                     100,000          104,341
  7.25% 3/2/11                                                                                      375,000          400,904
Goldman Sachs Group 5.25% 10/15/13                                                                  115,000          115,996
Household Finance 4.125% 12/15/08                                                                   150,000          151,855
J.P. Morgan Chase 5.125% 9/15/14                                                                     90,000           90,657
Marshall & Ilsley 3.95% 8/14/09                                                                     145,000          145,624
#Mizuho Finance Group 144A 5.79% 4/15/14                                                            340,000          351,430
Morgan Stanley
  4.75% 4/1/14                                                                                      175,000          169,732
  5.30% 3/1/13                                                                                       35,000           35,933
National Rural Utilities Cooperative Finance 3.875% 2/15/08                                         205,000          206,989
Popular North America 4.25% 4/1/08                                                                  205,000          209,018
#+Premium Asset Trust Series 2004-01 144A 1.816% 2/6/06                                              85,000           85,050
Regions Financial 6.375% 5/15/12                                                                    110,000          122,074
Union Bank Switzerland 7.25% 7/15/06                                                                190,000          204,629
US Bank National Association 6.375% 8/1/11                                                           75,000           83,915
                                                                                                               -------------
                                                                                                                   3,755,243
                                                                                                               -------------
Buildings & Materials - 0.23%
York International 6.625% 8/15/06                                                                    60,000           63,476
                                                                                                               -------------
                                                                                                                      63,476
                                                                                                               -------------
Cable, Media & Publishing - 2.50%
Liberty Media 3.50% 9/25/06                                                                          90,000           89,679
Thomson Multimedia 5.75% 2/1/08                                                                     205,000          218,382
Time Warner
  6.875% 5/1/12                                                                                     155,000          173,188
  8.18% 8/15/07                                                                                     190,000          212,763
                                                                                                               -------------
                                                                                                                     694,012
                                                                                                               -------------
Chemicals - 0.41%
Lubrizol
  4.625% 10/1/09                                                                                     80,000           80,103
  5.50% 10/1/14                                                                                      35,000           34,827
                                                                                                               -------------
                                                                                                                     114,930
                                                                                                               -------------
Energy - 3.83%
Duke Capital 4.331% 11/16/06                                                                         60,000           61,113
#Enterprise Products Operating 144A

  4.00% 10/15/07                                                                                     70,000           70,436
  4.625% 10/15/09                                                                                    60,000           60,566
Halliburton Company 5.50% 10/15/10                                                                  235,000          245,365
Transocean 6.75% 4/15/05                                                                            245,000          249,595
USX 9.375% 2/15/12                                                                                   20,000           25,880
Valero Energy 6.125% 4/15/07                                                                        135,000          143,613
Valero Logistics 6.05% 3/15/13                                                                      195,000          206,957
                                                                                                               -------------
                                                                                                                   1,063,525
                                                                                                               -------------
Food, Beverage & Tobacco - 2.08%
Kraft Foods
  4.00% 10/1/08                                                                                     125,000          125,894
  5.625% 11/1/11                                                                                     85,000           89,913
Nabisco 6.85% 6/15/05                                                                                65,000           66,863
Universal 6.50% 2/15/06                                                                             105,000          109,815
UST 6.625% 7/15/12                                                                                  165,000          185,488
                                                                                                               -------------
                                                                                                                     577,973
                                                                                                               -------------
Healthcare & Pharmaceuticals - 1.40%
Caremark Rx 7.375% 10/1/06                                                                           40,000           42,800
Medco Health Solutions 7.25% 8/15/13                                                                215,000          240,051
Wyeth 5.50% 2/1/14                                                                                  105,000          106,714
                                                                                                               -------------
                                                                                                                     389,565
                                                                                                               -------------
Insurance - 2.79%
Aegon NV 4.75% 6/1/13                                                                                35,000           34,741
#Berkshire Hathaway Finance 144A 3.40% 7/2/07                                                       155,000          155,681
#Liberty Mutual 144A 5.75% 3/15/14                                                                  110,000          109,482
#Metropolitan Life Globe Funding 144A 4.25% 7/30/09                                                 145,000          146,674
#Oil Insurance 144A 5.15% 8/15/33                                                                   180,000          183,168
Progressive 6.375% 1/15/12                                                                           80,000           88,421
Prudential Financial 4.104% 11/15/06                                                                 55,000           55,943
                                                                                                               -------------
                                                                                                                     774,110
                                                                                                               -------------
Metals & Mining - 0.44%
Barrick Gold Finance 7.50% 5/1/07                                                                   110,000          121,001
                                                                                                               -------------
                                                                                                                     121,001
                                                                                                               -------------
Real Estate - 1.25%
Apache Finance 7.00% 3/15/09                                                                        220,000          251,969
Developers Diversified Realty 4.625% 8/1/10                                                          95,000           94,880
                                                                                                               -------------
                                                                                                                     346,849
                                                                                                               -------------
Retail - 2.61%
CVS 3.875% 11/1/07                                                                                  155,000          157,093
#CVS 144A 4.00% 9/15/09                                                                              70,000           70,108
#Home Depot Inc 144A 3.75% 9/15/09                                                                  170,000          169,503
#May Department Stores 144A 3.95% 7/15/07                                                           115,000          115,972
Target 5.875% 3/1/12                                                                                130,000          141,722
Wendy's International 6.25% 11/15/11                                                                 65,000           71,730
                                                                                                               -------------
                                                                                                                     726,128
                                                                                                               -------------
Technology/Hardware - 0.57%
Dell 6.55% 4/15/08                                                                                  145,000          159,578
                                                                                                               -------------
                                                                                                                     159,578
                                                                                                               -------------
Telecommunications - 6.32%
BellSouth 4.20% 9/15/09                                                                              95,000           95,652
Motorola 4.608% 11/16/07                                                                            130,000          133,664
#+SingTel Optus Finance Property 144A 8.125% 6/15/09                                                145,000          168,704
Sprint Capital
  4.78% 8/17/06                                                                                      60,000           61,712
  6.375% 5/1/09                                                                                      75,000           82,127
  8.375% 3/15/12                                                                                    175,000          212,253
#Telecom Italia 144A 4.00% 1/15/10                                                                  125,000          124,201
Telefonica Europe 7.35% 9/15/05                                                                      95,000           99,227
Telefonos de Mexico 4.50% 11/19/08                                                                  185,000          186,006
Verizon New York 6.875% 4/1/12                                                                      225,000          250,579
Verizon Wireless Capital 5.375% 12/15/06                                                            210,000          219,931
Vodafone Group 5.375% 1/30/15                                                                       120,000          124,329
                                                                                                               -------------
                                                                                                                   1,758,385
                                                                                                               -------------
Utilities - 5.86%
Avista 7.75% 1/1/07                                                                                 150,000          162,616
Boston Gas 8.87% 1/5/05                                                                             120,000          122,044

Consolidated Edison 3.625% 8/1/08                                                                    45,000           44,839
Detroit Edison 5.05% 10/1/05                                                                        135,000          138,233
Dominion Resources 7.195% 9/15/14                                                                    55,000           62,864
Exelon Generation 6.95% 6/15/11                                                                     105,000          118,786
FPL Group Capital 3.25% 4/11/06                                                                     230,000          231,529
#Metropolitan Edison 144A 4.875% 4/1/14                                                             105,000          103,519
Pacific Gas & Electric 3.60% 3/1/09                                                                 115,000          113,773
#Power Contract 144A 5.20% 2/1/06                                                                   109,723          111,323
Progress Energy 6.75% 3/1/06                                                                        210,000          220,606
Sempra Energy 4.75% 5/15/09                                                                          85,000           87,856
Southern Capital 5.30% 2/1/07                                                                        25,000           26,432
TXU Energy 7.00% 3/15/13                                                                             75,000           84,819
                                                                                                               -------------
                                                                                                                   1,629,239
                                                                                                               -------------
TOTAL CORPORATE BONDS (COST $12,751,582)                                                                          12,761,730
                                                                                                               -------------
MUNICIPAL BONDS- 1.99%
California State
  5.00% 7/1/06                                                                                       95,000          100,279
  5.25% 7/1/13                                                                                      105,000          118,787
Colorado Department Transportation
  5.00% 12/15/12                                                                                    120,000          133,546
  5.00% 12/15/13                                                                                    180,000          200,309
                                                                                                               -------------
TOTAL MUNICIPAL BONDS (COST $544,068)                                                                                552,921
                                                                                                               -------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 10.34%
Bank of America Funding Corporation 2004-3 2A2 5.00% 10/1/34                                         95,000           95,532
Bank of America Alternative Loan Trust
  Series 2003-10 Class 2A1 6.00% 12/25/33                                                           144,654          148,840
  Series 2004-2 1A1 6.00% 3/25/34                                                                   111,292          115,145
+Bank of America Mortgage Securities
  Series 2003-D 1A2 3.428% 5/25/33                                                                   11,700           11,622
  Series 2003-I 2A4 3.828% 10/25/33                                                                 165,000          164,474
  Series 2004-A 1A1 3.469% 2/25/34                                                                   71,989           71,524
  Series 2004-E 1A1 3.553% 6/25/34                                                                  101,449          100,660
  Series 2004-G 2A6 4.657% 8/25/34                                                                   95,000           96,384
+Countrywide Home Loan Mortgage Pass Through Trust
  Series 2003-56 3A7B 4.71% 12/25/33                                                                105,000          103,019
  Series 2004-J6 3A1 5.00% 8/25/19                                                                  102,314          102,732
  Series 2001-HYB2 Class 3A1 5.508% 9/19/31                                                          52,968           53,030
  Series 2003-21 A1 4.16% 5/25/33                                                                    90,612           90,479
Credit Suisse First Boston Mortgage Securities
  Series 2003-29 5A1 7.00% 12/25/33                                                                 157,229          164,847
  Series 2004-1 3A1 7.00% 2/25/34                                                                    32,380           33,916
Deutsche Mortgage Securities 2004-4 1A2 4.01% 4/25/34                                                70,000           70,256
First Horizon Asset Securities 2004-6 2A1 5.00% 10/25/19                                             75,000           75,703
#GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27                                        59,957           65,399
GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19                                       119,222          123,052
Master Adjustable Rate Mortgages Trust Series 2003-6 1A2 3.052% 12/25/33                            120,000          119,279
Nomura Asset Acceptance
  Series 2004-AP1 A2 3.238% 3/25/34                                                                 220,000          219,523
  +Series 2004-AP2 A2 4.099% 7/25/34                                                                 80,000           80,243
Residential Asset Mortgage Products Series 2004-SL1 A3 7.00% 11/25/31                                94,975           98,679
Structured Asset Securities Series 2004-12H 1A 6.00% 5/25/34                                         69,907           72,085
Summit Mortgage Trust Series 2002-1 Class B2 144A 6.09% 6/28/16                                      22,469           22,582
+Washington Mutual
  Series 2003-AR4 A7 3.95% 5/25/33                                                                   79,340           78,950
  Series 2003-AR9 1A7 4.07% 9/25/33                                                                  37,288           37,079
Wells Fargo Mortgage Backed Securities Trust
  Series 2003-14 1A1 4.75% 12/25/18                                                                  67,633           67,630
  +Series 2003-K 2A5 4.521% 11/25/33                                                                105,000          100,640
  +Series 2003-M A1 4.746% 12/25/33                                                                 187,690          185,204
  +Series 2004-I 1A1 3.395% 7/25/34                                                                  81,461           81,573
  +Series 2004-O A1 4.956% 8/25/34                                                                   24,785           24,823
                                                                                                               -------------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,879,286)                                             2,874,904
                                                                                                               -------------
U.S. TREASURY OBLIGATIONS- 5.48%
U.S. Treasury Inflation Index Bonds

  *2.00% 1/15/14                                                                                    353,656          362,235
  2.00% 7/15/14                                                                                     190,920          195,215
  3.00% 7/15/12                                                                                     184,354          204,194
U.S. Treasury Notes
  2.50% 9/30/06                                                                                      80,000           79,853
  3.375% 9/15/09                                                                                    170,000          170,086
  4.25% 8/15/14                                                                                     505,000          510,445
                                                                                                               -------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,514,658)                                                                  1,522,028
                                                                                                               -------------
REPURCHASE AGREEMENTS- 1.96%
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $287,413
 collateralized by $246,500 U.S. Treasury
 Bills due 2/24/05, market value $244,665and $49,000
 U.S. Treasury Bills due 3/17/05, market
 value $48,533)                                                                                     287,400          287,400

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $256,612
 collateralized by $55,800 U.S. Treasury Notes 5.875%
 due 11/15/05, market value $59,220, $79,500 U.S. Treasury
 Notes 1.875% due 1/31/06, market value $79,296, and
 $111,600 U.S. Treasury Notes 5.625% due 5/15/08,
 market value $123,618)                                                                             256,600          256,600
                                                                                                               -------------
TOTAL REPURCHASE AGREEMENTS (COST $544,000)                                                                          544,000
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES - 100.62%
 (cost $27,938,698)                                                                                               27,968,520
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.62%)                                               (172,589)
                                                                                                               -------------
NET ASSETS APPLICABLE TO 2,786,936 SHARES OUTSTANDING - 100.00%                                                $  27,795,931
                                                                                                               -------------

----------
*Fully or partially pledged as collateral for financial futures and options contracts.
+Variable Rate Notes-the interest rate shown is the rate as of September 30, 2004.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 6 in "Notes".

GNMA - Government National Mortgage Association
NIM - Net Interest Margin
SLMA - Student Loan Marketing Associaton

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Capital Reserves Series (the "Series").

SECURITY VALUATION - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes were as follows:

Aggregate cost of investments          $   27,938,698
                                       --------------
Aggregate unrealized appreciation             234,837
Aggregate unrealized depreciation            (205,015)
                                       --------------
Net unrealized appreciation            $       29,822
                                       --------------

For federal income tax purposes, at December 31, 2003, capital loss carryforwards of $1,432,155 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration                         Amount
------------------                     --------------
       2007                            $       32,368
       2008                                 1,352,324
       2010                                    47,463

3.  FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain is included in liabilities net of receivables and other assets.

Financial futures contracts open at September 30, 2004 were as follows:

                                                                          Unrealized
Contracts                             Notional                           Appreciation
to Buy/(Sell)                      Cost(Proceeds)    Expiration Date    (Depreciation)
------------------                 --------------    ---------------    --------------
3 U.S. long Bond                   $     (340,145)   12/30/04           $       (3,489)
(13 U.S. Treasury 5 year Notes)         1,445,134    12/30/04                    5,384
                                                                        --------------
                                                                        $        1,895
                                                                        ==============

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

4. OPTIONS WRITTEN
During the nine months ended September 30, 2004, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the nine months ended September 30, 2004 for the Series, were as follows:

                                                          Number
                                                       of Contracts    Premiums
                                                       ------------   ---------
Options outstanding at December 31, 2003                         60   $  23,017
Options written                                                 134      58,269
Options terminated in closing purchase transactions            (194)    (81,286)
                                                       ------------   ---------
Options outstanding at September 30, 2004                         -   $       -
                                                       ============   =========

Writing options contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

5. SWAP AGREEMENTS
During the period ended September 30, 2004, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. The unrealized gain is included in liabilities net of receivables and other assets.

At September 30, 2004, the Series had the following total return swap agreement outstanding:

Notional Amount    Expiration Date    Description                               Unrealized Gain
---------------    ---------------    ---------------------------------------   ---------------
875,000            12/31/04           Agreement with Goldman Sachs to           $        30,211
                                      receive the notional amount multiplied
                                      by the return on the Lehman Brothers
                                      Commercial MBS Index AAA and to pay
                                      the notional amount multiplied by the
                                      1 month BBA LIBOR adjusted by a
                                      spread of minus .45%.

6. CREDIT AND MARKET RISK
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES

September 30, 2004

                                                                                              PRINCIPAL        MARKET
                                                                                              AMOUNT           VALUE
                                                                                              -------------    -------------
+COMMERCIAL PAPER- 90.75%
Financial Services - 57.82%
Allianz Finance
  1.51% 10/6/04                                                                               $   1,000,000    $     999,790
  1.55% 10/7/04                                                                                     250,000          249,935
^Amstel Funding
  1.60% 10/19/04                                                                                    900,000          899,242
  1.91% 12/31/04                                                                                    300,000          298,552
^Barton Capital 1.58% 10/7/04                                                                     1,000,000          999,737
CBA (Delaware) Finance 1.82% 11/19/04                                                               900,000          897,770
^CRC Funding LLC
  1.58% 10/13/04                                                                                    500,000          499,737
  1.81% 11/19/04                                                                                    750,000          748,152
^Eiffel Funding LLC 1.55% 10/4/04                                                                   750,000          749,903
^Fountain Square Commercial
  1.55% 10/19/04                                                                                    250,000          249,806
  1.63% 11/1/04                                                                                   1,000,000          998,596
Massmutual Funding LLC 1.88% 10/1/04                                                                500,000          500,000
Metlife Funding 1.57% 10/12/04                                                                    1,198,000        1,197,425
Nationwide Life Insurance 1.58% 10/12/04                                                          1,000,000          999,517
Prudential PLC 1.79% 11/16/04                                                                       500,000          498,856
Rabobank USA Finance 1.87% 10/1/04                                                                1,250,000        1,250,000
Sheffield Receivables 1.88% 10/1/04                                                                 750,000          750,000
^Sigma Finance 1.51% 10/8/04                                                                      1,000,000          999,706
^Starbird Funding
  1.53% 10/4/04                                                                                   1,000,000          999,873
  1.85% 12/6/04                                                                                     250,000          249,152
^Steamboat Funding 1.78% 10/22/04                                                                 1,000,000          998,965
^Surrey Funding 1.77% 10/20/04                                                                      250,000          249,766
^Three Pillars Funding 1.78% 10/5/04                                                              1,263,000        1,262,751
UBS Finance LLC 1.88% 10/1/04                                                                     1,250,000        1,250,001
                                                                                                               -------------
                                                                                                                  18,797,232
                                                                                                               -------------
Industrial - 14.61%
Koch Industries LLC 1.87% 10/1/04                                                                 1,250,000        1,250,000
Total Capital 1.87% 10/1/04                                                                       1,250,000        1,250,000
Unilever Capital 1.86% 10/1/04                                                                    1,000,000        1,000,000
^Wal-Mart Funding 1.85% 11/17/04                                                                  1,250,000        1,246,981
                                                                                                               -------------
                                                                                                                   4,746,981
                                                                                                               -------------
Mortgage Bankers & Brokers - 14.58%
Credit Suisse First Boston 1.64% 11/12/04                                                         1,000,000          998,087
Goldman Sachs 1.65% 11/23/04                                                                      1,000,000          997,571
HBOS Treasury Services PLC 1.63% 11/2/04                                                          1,000,000          998,551
ING Funding 1.62% 10/8/04                                                                           250,000          249,921
Nordea North America 1.87% 12/22/04                                                               1,000,000          995,752
Svenska Handelsbanken 1.86% 12/8/04                                                                 500,000          498,243
                                                                                                               -------------
                                                                                                                   4,738,125
                                                                                                               -------------
Other - 3.74%
Export Development Canada 1.86% 10/1/04                                                           1,215,000        1,215,000
                                                                                                               -------------
                                                                                                                   1,215,000
                                                                                                               -------------
TOTAL COMMERCIAL PAPER (COST $29,497,338)                                                                         29,497,338
                                                                                                               -------------
CERTIFICATES OF DEPOSIT- 9.23%
First Tennessee Bank 1.65% 11/16/04                                                               1,000,000        1,000,000
Mercantile Safe Deposit & Trust 1.55% 10/4/04                                                     1,000,000        1,000,000
Wilmington Trust 1.78% 11/10/04                                                                   1,000,000          999,989
                                                                                                               -------------
                                                                                                                   2,999,989
                                                                                                               -------------
TOTAL CERTIFICATES OF DEPOSIT (COST $2,999,989)                                                                    2,999,989
                                                                                                               -------------
*TOTAL MARKET VALUE OF SECURITIES - 99.98%
 (cost $32,497,327)                                                                                               32,497,327
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.02%                                                    4,925
                                                                                                               -------------
NET ASSETS APPLICABLE TO 32,502,251 SHARES OUTSTANDING - 100.00%                                               $  32,502,252
                                                                                                               -------------

----------
+Rates disclosed are yields at the time of purchase.
^Asset-backed Commercial Paper.
*Also the cost for federal income tax purposes.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware VIP Trust-Delaware VIP Cash Reserve Series (the "Series").

SECURITY VALUATION - Securities are valued at amortized cost, which approximates market value.

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

For federal income tax purposes, at December 31, 2003, capital loss carryforwards of $53,506 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration                         Amount
------------------                       ----------
       2010                              $   53,506

2. CREDIT AND MARKET RISK
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE DIVERSIFIED INCOME SERIES

September 30, 2004

                                                                                                               MARKET
                                                                                              PRINCIPAL        VALUE
                                                                                              AMOUNT*          (U.S. $)
                                                                                              -------------    -------------
AGENCY ASSET-BACKED SECURITIES- 0.46%
(chi)Fannie Mae Grantor Trust Series 04-T4 A3 4.42% 8/25/24                             USD   $      35,000    $      35,470
SLMA Student Loan Trust
  (chi)Series 97-2 2.72% 10/25/13                                                       USD          10,000           10,050
  (chi)Series 02-7 A2 1.92% 6/17/13                                                     USD          17,761           17,762
  (chi)Series 04-1 A1 1.70% 1/26/15                                                     USD          16,653           16,660
  (chi)Series 04-5 A2 2.13% 4/25/14                                                     USD          10,000           10,031
  (chi)Series 04-6 A2 2.14% 1/25/13                                                     USD          45,000           45,094
                                                                                                               -------------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $134,579)                                                                 135,067
                                                                                                               -------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 0.84%
Fannie Mae Grantor Trust
  Series 99-T2 A1 7.50% 1/19/39                                                         USD           3,732            4,037
  Series 01-T8 A2 9.50% 7/25/41                                                         USD          38,722           43,755
  Series 02-T4 A3 7.50% 12/25/41                                                        USD          85,061           92,185
Fannie Mae Series 96-46 ZA 7.50% 11/25/26                                               USD          13,579           14,613
Fannie Mae Whole Loan Series
  03-W14 1A5 4.71% 9/25/43                                                              USD          20,000           20,267
  04-W9 2A1 6.50% 2/25/44                                                               USD          23,209           24,529
Freddie Mac Series 2480 EH 6.00% 11/15/31                                               USD           2,405            2,444
Freddie Mac Structured Pass Through Securities
  Series T-58 1A2 3.108% 5/25/35                                                        USD          10,000            9,972
  Series T-58 2A 6.50% 9/25/43                                                          USD          30,115           31,827
GNMA 02 62 B 4.763% 1/16/25                                                             USD           5,000            5,125
                                                                                                               -------------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $248,240)                                                     248,754
                                                                                                               -------------
AGENCY MORTGAGE-BACKED SECURITIES- 11.22%
Fannie Mae
  4.50% 2/1/19                                                                          USD           9,860            9,841
  4.50% 7/1/19                                                                          USD         104,472          104,277
  4.50% 10/1/19 TBA                                                                     USD         110,000          109,622
  5.00% 3/1/34                                                                          USD          65,834           65,340
  5.00% 8/1/34                                                                          USD          89,871           89,955
  5.00% 10/1/19 TBA                                                                     USD         320,000          325,100
  5.00% 10/1/34 TBA                                                                     USD         240,000          237,525
  5.00% 11/1/33                                                                         USD          14,121           14,152
  5.50% 3/1/29                                                                          USD           4,882            4,971
  5.50% 4/1/29                                                                          USD           4,923            5,012
  5.50% 10/25/34 TBA                                                                    USD         790,000          800,615
  5.50% 10/25/34 TBA                                                                    USD         430,000          444,378
  5.73% 12/1/08                                                                         USD          23,109           24,597
  6.00% 10/1/34                                                                         USD         150,000          155,156
  6.00% 11/1/34                                                                         USD         165,000          170,053
  6.50% 3/1/34                                                                          USD           4,387            4,606
  6.50% 4/1/32                                                                          USD          15,565           16,343
  6.50% 10/1/32                                                                         USD          43,569           45,748
  6.50% 11/15/34 TBA                                                                    USD         255,000          266,873
  6.765% 1/1/07                                                                         USD          22,744           24,016
  7.00% 10/15/34 TBA                                                                    USD         115,000          121,936
  7.50% 3/1/32                                                                          USD           4,583            4,910
  7.50% 4/1/32                                                                          USD          16,004           17,145
  7.50% 10/1/34 TBA                                                                     USD          50,000           53,531
Freddie Mac
  (chi)3.718% 4/1/34                                                                    USD          30,000           30,469
  5.00% 9/1/33                                                                          USD          28,058           28,172
GNMA 5.00% 10/1/34 TBA                                                                  USD         135,000          134,283
                                                                                                               -------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $3,303,284)                                                          3,308,626
                                                                                                               -------------

AGENCY OBLIGATIONS- 3.16%
Fannie Mae
  1.75% 3/26/08                                                                         JPY      30,000,000          285,036
  2.375% 2/15/07                                                                        USD         105,000          103,683
  3.00% 8/15/07                                                                         USD          40,000           39,856
  3.375% 12/15/08                                                                       USD          40,000           39,731
  4.625% 5/1/13                                                                         USD          50,000           49,643
  5.125% 1/2/14                                                                         USD         135,000          137,774
  5.25% 8/1/12                                                                          USD          40,000           41,637
  6.625% 11/15/30                                                                       USD          95,000          111,111
^^Fannie Mae Zero Coupon 5.83% 10/9/19                                                  USD         250,000          108,745
Freddie Mac 3.75% 8/3/07                                                                USD          15,000           15,106
                                                                                                               -------------
TOTAL AGENCY OBLIGATIONS (COST $924,859)                                                                             932,322
                                                                                                               -------------
ASSET-BACKED SECURITIES- 2.39%
American Express Master Credit Account Trust Series 04-3 A 4.35% 12/15/11               USD          10,000           10,257
AmeriCredit Automobile Receivables Trust
  Series 01-C A4 5.01% 7/14/08                                                          USD           4,452            4,538
  Series 01-D A4 4.41% 11/12/08                                                         USD          75,000           75,899
Capital One Master Trust Series 02-4A A 4.90% 3/15/10                                   USD         140,000          146,155
Capital One Multi-Asset Execution Trust Series 03-A4 3.65% 7/15/11                      USD         160,000          159,718
Capital One Multi-Asset Execution Trust Series 03-C4 C4 6.00% 8/15/13                   USD          60,000           63,889
Citibank Credit Card Issuance Trust
  Series 99-A2 5.875% 3/10/11                                                           USD          25,000           27,188
  Series 03-A7 4.15% 7/7/17                                                             USD          10,000            9,555
  Series 04-A4 3.20% 8/24/09                                                            USD          10,000            9,980
(chi)Countrywide Asset-Backed Certificates Series 04-9 AF2 3.337% 1/25/35               USD          25,000           25,000
Household Automotive Trust Series 02-1 A4 4.39% 5/18/09                                 USD          20,000           20,327
MBNA Master Credit Card Trust
  (chi)Series 96-BA 2.13% 8/15/08                                                       USD           5,000            5,019
  Series 04-A4 2.70% 9/15/09                                                            USD          30,000           29,689
Mid-State Trust Series 04-1 A 6.005% 8/15/39                                            USD          14,637           15,019
PP&L Transition Bond Series 99-1 A5 6.83% 3/25/07                                       USD           2,819            2,861
Residential Asset Mortgage Products
  (chi)Series 04-RZ2 A3 4.30% 1/25/31                                                   USD          50,000           50,336
WFS Financial Owner Trust Series 02-2 A4 4.50% 2/20/10                                  USD          50,000           50,912
                                                                                                               -------------
TOTAL ASSET-BACKED SECURITIES (COST $706,194)                                                                        706,342
                                                                                                               -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES- 1.63%
Bank of America Commercial Mortgage Series 04-2 A2 3.52% 5/10/09                        USD          35,000           34,484
First Union-Lehman Brothers-Bank of America Series 98-C2 A2 6.56% 11/18/08              USD         115,000          124,969
GMAC Commercial Mortgage Securities Series 98-C2 A2 6.42% 5/15/35                       USD         115,000          125,314
(chi)Greenwich Capital Commercial Funding Series 04-GG1 A7 5.317% 6/10/36               USD          85,000           88,585
JP Morgan Chase Commercial Mortgage Securities
  Series 02-C1 A3 5.376% 7/12/12                                                        USD          15,000           15,774
  Series 03-C1 A2 4.985% 1/12/37                                                        USD          20,000           20,539
Nomura Asset Securities Series 98-D6 A1B 6.59% 3/15/30                                  USD          65,000           71,218
                                                                                                               -------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $482,280)                                                          480,883
                                                                                                               -------------
CORPORATE BONDS- 38.84%
Aerospace & Defense - 0.09%
Armor Holdings 8.25% 8/15/13                                                            USD           5,000            5,538
Northrop Grumman 4.079% 11/16/06                                                        USD          20,000           20,328
                                                                                                               -------------
                                                                                                                      25,866
                                                                                                               -------------
Automobiles & Automotive Parts - 0.92%
**Advanced Accessory Holdings 13.25% 12/15/11                                           USD          10,000            4,050
Advanced Accessory Systems 10.75% 6/15/11                                               USD           5,000            4,725
#Collins & Aikman Products 144A 12.875% 8/24/12                                         USD          75,000           69,562
#Erac USA Finance 144A 7.35% 6/15/08                                                    USD          35,000           39,199
Ford Motor 7.45% 7/16/31                                                                USD          60,000           59,000
General Motors
  7.125% 7/15/13                                                                        USD           5,000            5,228
  8.375% 7/15/33                                                                        USD          65,000           69,210
Johnson Controls 5.00% 11/15/06                                                         USD          20,000           20,807
                                                                                                               -------------
                                                                                                                     271,781
                                                                                                               -------------
Banking, Finance & Insurance - 5.84%
Bear Stearns 4.65% 7/2/18                                                               USD          25,000           23,287

Citigroup 5.875% 2/22/33                                                                USD          50,000           49,996
Core Investment 4.727% 11/30/07                                                         USD         550,000          568,508
Credit Suisse First Boston USA 6.125% 11/15/11                                          USD          25,000           27,277
#E*Trade Financial 144A 8.00% 6/15/11                                                   USD          40,000           41,800
#Farmers Exchange Capital 144A 7.20% 7/15/48                                            USD          90,000           91,385
#Farmers Insurance Exchange 144A 8.625% 5/1/24                                          USD           5,000            5,921
Ford Motor Credit
  5.625% 10/1/08                                                                        USD          20,000           20,699
  7.00% 10/1/13                                                                         USD          25,000           26,476
Franklin Resources 3.70% 4/15/08                                                        USD           5,000            5,015
General Electric Capital 5.45% 1/15/13                                                  USD          45,000           47,754
General Motors Acceptance
  6.75% 1/15/06                                                                         USD          30,000           31,302
  7.25% 3/2/11                                                                          USD          20,000           21,382
Goldman Sachs 6.345% 2/15/34                                                            USD          40,000           40,260
Household Finance 4.125% 12/15/08                                                       USD          25,000           25,309
International Lease Finance 5.875% 5/1/13                                               USD          20,000           21,306
JP Morgan Chase 5.125% 9/15/14                                                          USD          30,000           30,219
KFW International Finance 1.75% 3/23/10                                                 JPY      26,000,000          247,561
#LaBranche & Company 144A 11.00% 5/15/12                                                USD         120,000          123,900
Midland Funding II 11.75% 7/23/05                                                       USD          27,532           29,292
Morgan Stanley 4.75% 4/1/14                                                             USD          50,000           48,495
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                         USD          20,000           23,888
Popular North America 4.25% 4/1/08                                                      USD          25,000           25,490
Popular North America Capital Trust 6.564% 9/15/34                                      USD          25,000           25,488
Prudential Financial
  4.104% 11/15/06                                                                       USD          20,000           20,343
  5.75% 7/15/33                                                                         USD          15,000           14,740
(chi)#Rabobank Capital Funding II 144A 5.26% 12/29/49                                   USD          25,000           25,266
(chi)RBS Capital Trust I 4.709% 12/29/49                                                USD          35,000           33,913
Regions Financial 6.375% 5/15/12                                                        USD          25,000           27,744
                                                                                                               -------------
                                                                                                                   1,724,016
                                                                                                               -------------
Buildings & Materials - 0.15%
Interface 10.375% 2/1/10                                                                USD          30,000           34,200
#Lone Star Industries 144A 8.85% 6/15/05                                                USD          10,000           10,293
                                                                                                               -------------
                                                                                                                      44,493
                                                                                                               -------------
Business Services - 0.52%
Adesa 7.625% 6/15/12                                                                    USD          80,000           82,800
Brickman Group 11.75% 12/15/09                                                          USD          60,000           69,600
                                                                                                               -------------
                                                                                                                     152,400
                                                                                                               -------------
Cable, Media & Publishing - 5.43%
America Media Operation 10.25% 5/1/09                                                   USD          15,000           15,863
#Atlantic Broadband Finance 144A 9.375% 1/15/14                                         USD          95,000           90,488
**Avalon Cable 11.875% 12/1/08                                                          USD          63,021           66,330
Charter Communications Holdings
  10.75% 10/1/09                                                                        USD          75,000           61,875
  **12.125% 1/15/12                                                                     USD         210,000          118,650
CSC Holdings
  7.875% 12/15/07                                                                       USD          35,000           37,319
  10.50% 5/15/16                                                                        USD         145,000          165,299
Dex Media West/Finance 9.875% 8/15/13                                                   USD          85,000          100,300
#Echostar DBS 144A 6.625% 10/1/14                                                       USD          85,000           84,894
Historic Time Warner 8.18% 8/15/07                                                      USD          30,000           33,594
Insight Midwest/Capital 10.50% 11/1/10                                                  USD         135,000          148,499
Liberty Media 3.50% 9/25/06                                                             USD          20,000           19,929
Lodgenet Entertainment 9.50% 6/15/13                                                    USD          90,000           98,550
Mediacom Broadband 11.00% 7/15/13                                                       USD         135,000          144,449
Mediacom Capital 8.50% 4/15/08                                                          USD          50,000           51,375
PEI Holdings 11.00% 3/15/10                                                             USD          10,000           11,663
#Sheridan Acquisition 144A 10.25% 8/15/11                                               USD         110,000          119,625
Time Warner Entertainment 8.375% 3/15/23                                                USD          10,000           11,990
#Warner Music Group 144A 7.375% 4/15/14                                                 USD          90,000           93,600
XM Satellite Radio
  14.00% 3/15/10                                                                        USD          10,000           11,400
  12.00% 6/15/10                                                                        USD         100,000          117,500
                                                                                                               -------------
                                                                                                                   1,603,192
                                                                                                               -------------

Chemicals - 2.25%
(chi)#Borden US Finance 144A 6.43% 7/15/10                                              USD          80,000           81,400
Huntsman International 10.125% 7/1/09                                                   USD          80,000           84,400
#Huntsman LLC 144A 11.50% 7/15/12                                                       USD          80,000           88,700
Lubrizol
  4.625% 10/1/09                                                                        USD          15,000           15,019
  5.50% 10/1/14                                                                         USD          15,000           14,926
  6.50% 10/1/34                                                                         USD          15,000           14,680
Lyondell Chemical 9.875% 5/1/07                                                         USD         136,000          144,330
Nalco 8.875% 11/15/13                                                                   USD          80,000           86,400
+Solutia 6.72% 10/15/37                                                                 USD          30,000           19,950
Witco
  7.75% 4/1/23                                                                          USD          75,000           68,625
  6.875% 2/1/26                                                                         USD          50,000           44,250
                                                                                                               -------------
                                                                                                                     662,680
                                                                                                               -------------
Computers & Technology - 0.28%
Activant Solutions 10.50% 6/15/11                                                       USD          80,000           82,800
                                                                                                               -------------
                                                                                                                      82,800
                                                                                                               -------------
Consumer Products - 0.17%
#Ames True Temper 144A 10.00% 7/15/12                                                   USD          45,000           46,181
**Town Sports International 11.00% 2/1/14                                               USD          10,000            5,150
                                                                                                               -------------
                                                                                                                      51,331
                                                                                                               -------------
Consumer Services - 0.43%
Corrections Corporation of America 7.50% 5/1/11                                         USD         100,000          106,125
Corrections Corporation of America 9.875% 5/1/09                                        USD          15,000           16,819
#Service Corp International 144A 7.00% 4/1/16                                           USD           5,000            5,025
                                                                                                               -------------
                                                                                                                     127,969
                                                                                                               -------------
Electronics & Electrical Equipment - 0.19%
Stratus Technologies 10.375% 12/1/08                                                    USD          60,000           54,600
                                                                                                               -------------
                                                                                                                      54,600
                                                                                                               -------------
Energy - 1.73%
Duke Capital 5.668% 8/15/14                                                             USD          25,000           25,546
El Paso Production Holding 7.75% 6/1/13                                                 USD         110,000          110,825
Enterprise Products Operating 144A
  #4.00% 10/15/07                                                                       USD          30,000           30,187
  #4.625% 10/15/09                                                                      USD          25,000           25,236
Halliburton 5.50% 10/15/10                                                              USD          45,000           46,985
#Hilcorp Energy LLC 144A 10.50% 9/1/10                                                  USD          70,000           77,875
Hornbeck Offshore Services 10.625% 8/1/08                                               USD          50,000           55,375
KCS Energy 7.125% 4/1/12                                                                USD          75,000           78,750
Kinder Morgan Energy Partners 7.75% 3/15/32                                             USD          20,000           23,748
Valero Logistics Operations 6.05% 3/15/13                                               USD          35,000           37,146
                                                                                                               -------------
                                                                                                                     511,673
                                                                                                               -------------
Environmental Services - 0.48%
#Clean Harbors 144A 11.25% 7/15/12                                                      USD           5,000            5,300
#Geo Sub 144A 11.00% 5/15/12                                                            USD          70,000           66,500
IESI 10.25% 6/15/12                                                                     USD          65,000           70,525
                                                                                                               -------------
                                                                                                                     142,325
                                                                                                               -------------
Food, Beverage & Tobacco - 1.94%
B&G Foods 9.625% 8/1/07                                                                 USD         110,000          112,861
#Commonwealth Brands 144A 10.625% 9/1/08                                                USD          35,000           36,575
#Denny's Corporate Holding 144A 10.00% 10/1/12                                          USD          45,000           45,394
#Gold Kist 144A 10.25% 3/15/14                                                          USD         100,000          111,500
Kraft Foods
  4.00% 10/1/08                                                                         USD          40,000           40,286
  5.625% 11/1/11                                                                        USD          25,000           26,445
#Le-Natures 144A 10.00% 6/15/13                                                         USD          35,000           37,450
#Miller Brewing 144A 4.25% 8/15/08                                                      USD          65,000           66,134
Nabisco 6.85% 6/15/05                                                                   USD          20,000           20,573
Safeway 6.15% 3/1/06                                                                    USD          20,000           20,858
#Standard Commercial 144A 8.00% 4/15/12                                                 USD          20,000           20,600
Universal 6.50% 2/15/06                                                                 USD           5,000            5,229
UST 6.625% 7/15/12                                                                      USD          25,000           28,104
                                                                                                               -------------
                                                                                                                     572,009
                                                                                                               -------------
Healthcare & Pharmaceuticals - 2.13%
Ameripath 10.50% 4/1/13                                                                 USD          80,000           82,000
Boston Scientific 5.45% 6/15/14                                                         USD          10,000           10,495
Caremark Rx 7.375% 10/1/06-00                                                           USD          15,000           16,050
Medco Health Solutions 7.25% 8/15/13                                                    USD          55,000           61,409

Province Healthcare 7.50% 6/1/13                                                        USD          95,000          107,588
Schering-Plough 6.50% 12/1/33                                                           USD          10,000           10,864
Universal Hospital Service 10.125% 11/1/11                                              USD         120,000          122,399
#US Oncology 144A 10.75% 8/15/14                                                        USD         110,000          113,575
**#Vanguard Health 144A 11.25% 10/1/15                                                  USD         100,000           58,250
Wyeth 5.50% 2/1/14                                                                      USD          45,000           45,734
                                                                                                               -------------
                                                                                                                     628,364
                                                                                                               -------------
Industrial Machinery - 0.16%
Aearo Company 8.25% 4/15/12                                                             USD          35,000           35,875
Interline Brands 11.50% 5/15/11                                                         USD          10,000           11,150
                                                                                                               -------------
                                                                                                                      47,025
                                                                                                               -------------
Leisure, Lodging & Entertainment - 3.28%
Ameristar Casinos 10.75% 2/15/09                                                        USD          60,000           68,400
Boyd Gaming 9.25% 8/1/09                                                                USD         140,000          153,649
Felcor Lodging 10.00% 9/15/08                                                           USD           4,000            4,220
Mandalay Resort Group 10.25% 8/1/07                                                     USD         125,000          142,500
MGM Mirage 9.75% 6/1/07                                                                 USD         135,000          150,694
Penn National Gaming
  11.125% 3/1/08                                                                        USD          45,000           48,825
  8.875% 3/15/10                                                                        USD          35,000           38,544
Prime Hospitality 8.375% 5/1/12                                                         USD         125,000          142,188
Venetian Casino Resort 11.00% 6/15/10                                                   USD         125,000          145,313
Wheeling Island Gaming 10.125% 12/15/09                                                 USD          70,000           74,375
                                                                                                               -------------
                                                                                                                     968,708
                                                                                                               -------------
Metals & Mining - 0.02%
Barrick Gold Finance 7.50% 5/1/07                                                       USD           5,000            5,500
                                                                                                               -------------
                                                                                                                       5,500
                                                                                                               -------------
Packaging & Containers - 1.10%
AEP Industries 9.875% 11/15/07                                                          USD          90,000           92,138
#Graham Packaging 144A 9.875% 10/15/14                                                  USD          90,000           92,587
#Port Townsend Paper 144A 11.00% 4/15/11                                                USD          85,000           89,250
Portola Packaging 8.25% 2/1/12                                                          USD          55,000           43,450
Radnor Holdings 11.00% 3/15/10                                                          USD          10,000            8,450
                                                                                                               -------------
                                                                                                                     325,875
                                                                                                               -------------
Paper & Forest Products - 1.48%
Bowater 9.00% 8/1/09                                                                    USD          85,000           94,073
Fort James 7.75% 11/15/23                                                               USD         115,000          130,238
#Newark Group 144A 9.75% 3/15/14                                                        USD          90,000           93,150
Potlatch 12.50% 12/1/09                                                                 USD          95,000          119,059
                                                                                                               -------------
                                                                                                                     436,520
                                                                                                               -------------
Real Estate - 0.31%
BF Saul REIT 7.50% 3/1/14                                                               USD          10,000           10,250
Tanger Properties
  7.875% 10/24/04                                                                       USD          70,000           70,000
  9.125% 2/15/08                                                                        USD          10,000           11,200
                                                                                                               -------------
                                                                                                                      91,450
                                                                                                               -------------
Retail - 1.28%
#CVS 144A 4.00% 9/15/09                                                                 USD          25,000           25,038
J Crew Operating 10.375% 10/15/07                                                       USD          63,000           64,890
#Loehmanns Capital 144A 13.00% 10/1/11                                                  USD          15,000           14,344
Michaels Stores 9.25% 7/1/09                                                            USD          65,000           70,850
O'Charleys 9.00% 11/1/13                                                                USD         115,000          121,325
Office Depot 10.00% 7/15/08                                                             USD          10,000           11,800
Petco Animal Supplies 10.75% 11/1/11                                                    USD          50,000           58,250
VICORP Restaurant 10.50% 4/15/11                                                        USD          10,000           10,000
                                                                                                               -------------
                                                                                                                     376,497
                                                                                                               -------------
Telecommunications - 3.69%
Alaska Communications Systems 9.875% 8/15/11                                            USD          85,000           82,450
AT&T Wireless Services 8.75% 3/1/31                                                     USD          45,000           59,265
BellSouth 4.20% 9/15/09                                                                 USD          35,000           35,240
Centennial Cellular Operating 10.125% 6/15/13                                           USD          75,000           79,313
Cincinnati Bell 8.375% 1/15/14                                                          USD         125,000          114,687
Citizens Communications 8.50% 5/15/06                                                   USD           5,000            5,388
#iPCS Escrow 144A 11.50% 5/1/12                                                         USD           5,000            5,275
MCI
  5.908% 5/1/07                                                                         USD         105,000          104,343
  6.688% 5/1/09                                                                         USD          40,000           38,650

Motorola 4.608% 11/16/07                                                                USD          40,000           41,127
Nextel Communications 5.95% 3/15/14                                                     USD          70,000           68,950
#Qwest 144A 7.875% 9/1/11                                                               USD          65,000           67,763
**#Qwest Services 144A 14.00% 12/15/10                                                  USD          40,000           46,900
Sprint Capital
  4.78% 8/17/06                                                                         USD          20,000           20,571
  6.375% 5/1/09                                                                         USD          20,000           21,901
  8.375% 3/15/12                                                                        USD          45,000           54,579
  8.75% 3/15/32                                                                         USD          55,000           70,015
#UbiquiTel Operating 144A 9.875% 3/1/11                                                 USD          35,000           36,619
(chi)#US LEC 144A 10.67% 10/1/09                                                        USD          45,000           44,775
US Unwired 10.00% 6/15/12                                                               USD          20,000           20,850
Verizon New York 6.875% 4/1/12                                                          USD          20,000           22,274
Verizon Wireless Capital 5.375% 12/15/06                                                USD          45,000           47,128
                                                                                                               -------------
                                                                                                                   1,088,063
                                                                                                               -------------
Textiles, Apparel & Furniture - 0.04%
Warnaco 8.875% 6/15/13                                                                  USD          10,000           11,175
                                                                                                               -------------
                                                                                                                      11,175
                                                                                                               -------------
Transportation & Shipping - 0.86%
Continental Airlines 6.503% 6/15/11                                                     USD          30,000           28,099
Delta Air LinesD
  7.779% 11/18/05                                                                       USD          20,000            8,641
  7.299% 9/18/06                                                                        USD          10,000            4,159
#Horizon Lines 144A 9.00% 11/1/12                                                       USD         125,000          132,499
Kansas City Southern Railway 9.50% 10/1/08                                              USD          20,000           22,000
Seabulk International 9.50% 8/15/13                                                     USD          55,000           57,613
                                                                                                               -------------
                                                                                                                     253,011
                                                                                                               -------------
Utilities - 4.07%
#Allegheny Energy Supply Statutory Trust 2001 Series B 144A 13.00% 11/15/07             USD           5,000            5,275
Avista 9.75% 6/1/08                                                                     USD          10,000           11,854
Calpine 10.50% 5/15/06                                                                  USD           5,000            4,850
#Calpine Corporate 144A 8.75% 7/15/13                                                   USD         100,000           76,000
Detroit Edison 6.35% 10/15/32                                                           USD          20,000           21,410
Dominion Resources 7.195% 9/15/14                                                       USD          20,000           22,860
#Dynegy Holdings 144A 10.125% 7/15/13                                                   USD          80,000           92,400
Edison Mission Energy 9.875% 4/15/11                                                    USD          80,000           93,600
El Paso Natural Gas 7.625% 8/1/10                                                       USD           5,000            5,375
Elwood Energy 8.159% 7/5/26                                                             USD          59,069           61,727
Exelon Generation 6.95% 6/15/11                                                         USD          20,000           22,626
#Metropolitan Edison 144A 4.875% 4/1/14                                                 USD          40,000           39,436
Midwest Generation
  8.30% 7/2/09                                                                          USD         105,000          110,249
  8.75% 5/1/34                                                                          USD         140,000          153,299
+Mirant Americas Generation 7.625% 5/1/06                                               USD          10,000            8,900
#NRG Energy 144A 8.00% 12/15/13                                                         USD         130,000          139,912
Oncor Electric Delivery 7.00% 5/1/32                                                    USD          20,000           22,899
Orion Power Holdings 12.00% 5/1/10                                                      USD           5,000            6,275
#Power Contract Financing 144A 5.20% 2/1/06                                             USD           6,650            6,747
Progress Energy 6.75% 3/1/06                                                            USD          25,000           26,263
PSEG Energy Holdings 7.75% 4/16/07                                                      USD          10,000           10,725
PSEG Power 8.625% 4/15/31                                                               USD          20,000           25,688
Reliant Energy 9.50% 7/15/13                                                            USD          60,000           65,475
Sempra Energy 4.75% 5/15/09                                                             USD          25,000           25,840
Southern California Edison 6.00% 1/15/34                                                USD          35,000           36,504
Tennessee Gas Pipeline 8.375% 6/15/32                                                   USD          80,000           86,000
TXU Energy 7.00% 3/15/13                                                                USD          15,000           16,964
                                                                                                               -------------
                                                                                                                   1,199,153
                                                                                                               -------------
TOTAL CORPORATE BONDS (COST $11,310,008)                                                                          11,458,476
                                                                                                               -------------
FOREIGN BONDS- 26.20%^
Argentina - 0.15%
Argentina Government 6.00% 3/31/23                                                      USD          85,000           43,913
                                                                                                               -------------
                                                                                                                      43,913
                                                                                                               -------------
Australia - 1.82%
New South Wales Treasury 8.00% 3/1/08                                                   AUD          60,000           46,798
Queensland Treasury
   6.00% 6/14/11                                                                        AUD         362,000          268,473
   6.00% 8/14/13                                                                        AUD         297,000          221,169
                                                                                                               -------------
                                                                                                                     536,440
                                                                                                               -------------

Austria - 1.27%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                             JPY      32,000,000          307,706
Republic of Austria 5.25% 1/4/11                                                        EUR          50,000           67,934
                                                                                                               -------------
                                                                                                                     375,640
                                                                                                               -------------
Belgium - 0.67%
Belgium Government 5.75% 9/28/10                                                        EUR          83,000          115,298
Kingdom of Belgium 5.75% 3/28/08                                                        EUR          60,000           81,246
                                                                                                               -------------
                                                                                                                     196,544
                                                                                                               -------------
Bermuda - 0.29%
(chi)#Oil Insurance 144A 5.15% 8/15/33                                                  USD          80,000           81,408
Weatherford International 4.95% 10/15/13                                                USD           5,000            5,038
                                                                                                               -------------
                                                                                                                      86,446
                                                                                                               -------------
Brazil - 1.03%
Brazilian Government International Bond
  (chi)3.06% 4/15/24                                                                    USD         150,000          133,140
  (chi)6.00% 4/15/24                                                                    USD         190,000          171,688
                                                                                                               -------------
                                                                                                                     304,828
                                                                                                               -------------
British Virgin Islands - 0.20%
Chippac International 12.75% 8/1/09                                                     USD          55,000           58,506
                                                                                                               -------------
                                                                                                                      58,506
                                                                                                               -------------
Canada - 3.14%
Abitbi-Consolidated
  6.95% 12/15/06                                                                        USD         145,000          150,437
  8.55% 8/1/10                                                                          USD          85,000           91,588
#Canadian Oil Sands 144A 4.80% 8/10/09                                                  USD          10,000           10,153
#Hollinger 144A 12.875% 3/1/11                                                          USD          34,000           38,930
Ispat Inland ULC 9.75% 4/1/14                                                           USD         105,000          116,287
#Jean Coutu Group 144A 8.50% 8/1/14                                                     USD          75,000           74,813
Rogers Cablesystems
  10.00% 3/15/05                                                                        USD         210,000          217,087
  11.00% 12/1/15                                                                        USD          30,000           33,750
(chi)#Secunda International 144A 9.76% 9/1/12                                           USD         100,000           99,750
Tembec Industries 8.50% 2/1/11                                                          USD          85,000           89,250
                                                                                                               -------------
                                                                                                                     922,045
                                                                                                               -------------
Cayman Islands - 0.48%
Bluewater Finance 10.25% 2/15/12                                                        USD          30,000           32,700
Petrobras International 7.75% 9/15/14                                                   USD          65,000           64,675
Vale Overseas Limited 8.25% 1/17/34                                                     USD          45,000           43,988
                                                                                                               -------------
                                                                                                                     141,363
                                                                                                               -------------
Columbia - 0.24%
Republic of Colombia 10.375% 1/28/33                                                    USD          65,000           70,850
                                                                                                               -------------
                                                                                                                      70,850
                                                                                                               -------------
Ecuador - 0.55%
**Republic of Ecuador 8.00% 8/15/30                                                     USD         200,000          162,750
                                                                                                               -------------
                                                                                                                     162,750
                                                                                                               -------------
El Salvador - 0.19%
Republic of El Salvador 8.25% 4/10/32                                                   USD          55,000           55,460
                                                                                                               -------------
                                                                                                                      55,460
                                                                                                               -------------
France - 2.45%
Government of France
  4.00% 4/25/13                                                                         EUR         332,000          415,890
  5.00% 1/12/06                                                                         EUR         146,000          187,207
  5.15% 4/25/10                                                                         EUR          84,000          115,210
Rhodia 8.875% 6/1/11                                                                    USD           5,000            4,375
                                                                                                               -------------
                                                                                                                     722,682
                                                                                                               -------------
Finland - 0.54%
Republic of Finland                                                                     EUR         114,000          159,009
                                                                                                               -------------
                                                                                                                     159,009
                                                                                                               -------------
Germany - 3.10%
Deutschland Republic
  5.00% 7/4/11                                                                          EUR         258,000          346,511
  4.50% 1/4/13                                                                          EUR         349,000          453,090
#Gazprom Oao 144A 9.625% 3/1/13                                                         USD         100,000          111,500
                                                                                                               -------------
                                                                                                                     911,101
                                                                                                               -------------
Ireland - 0.32%
Smurfit Capital Funding 7.50% 11/20/25                                                  USD          95,000           95,000
                                                                                                               -------------
                                                                                                                      95,000
                                                                                                               -------------
Italy - 1.20%
Republic of Italy

  3.80% 3/27/08                                                                         JPY      12,000,000          121,582
  5.75% 7/25/16                                                                         EUR          84,000          118,366
Italy Bouni Poliennali Del Tesoro                                                       EUR          90,000          114,818
                                                                                                               -------------
                                                                                                                     354,766
                                                                                                               -------------
Liberia - 0.25%
Royal Caribbean Cruises 7.25% 3/15/18                                                   USD          70,000           74,200
                                                                                                               -------------
                                                                                                                      74,200
                                                                                                               -------------
Luxembourg - 0.30%
#BCP Caylux 144A 9.625% 6/15/14                                                         USD          35,000           37,975
#Telecom Italia Capital144A 4.00% 1/15/10                                               USD          50,000           49,680
                                                                                                               -------------
                                                                                                                      87,655
                                                                                                               -------------
Marshall Islands - 0.31%
OMI 7.625% 12/1/13                                                                      USD          90,000           92,813
                                                                                                               -------------
                                                                                                                      92,813
                                                                                                               -------------
Mexico - 0.03%
Telefonos de Mexico 4.50% 11/19/08                                                      USD          10,000           10,054
                                                                                                               -------------
                                                                                                                      10,054
                                                                                                               -------------
Netherlands - 0.46%
Netherlands Government Series 1                                                         EUR         103,000          136,645
                                                                                                               -------------
                                                                                                                     136,645
                                                                                                               -------------
Norway - 0.47%
Petroleum Geo-Services
  8.00% 11/5/06                                                                         USD          80,000           82,200
  10.00% 11/5/10                                                                        USD          50,000           56,875
                                                                                                               -------------
                                                                                                                     139,075
                                                                                                               -------------
Poland - 1.79%
Poland Government
  5.00% 10/24/13                                                                        PLZ       1,009,000          254,393
  6.00% 5/24/09                                                                         PLZ         890,000          242,762
  8.50% 11/12/06                                                                        PLZ         108,000           31,599
                                                                                                               -------------
                                                                                                                     528,754
                                                                                                               -------------
Russia - 0.19%
Russian Ministry of Finance 3.00% 5/14/11                                               USD          70,000           55,631
                                                                                                               -------------
                                                                                                                      55,631
                                                                                                               -------------
Singapore - 0.02%
#Singapore Telecommunications 144A 7.375% 12/1/31                                       USD           5,000            5,922
                                                                                                               -------------
                                                                                                                       5,922
                                                                                                               -------------
Spain - 0.71%
Kingdom of Spain 3.10% 9/20/06                                                          JPY      22,000,000          210,679
                                                                                                               -------------
                                                                                                                     210,679
                                                                                                               -------------
Supranational - 1.18%
European Investment Bank 2.125% 9/20/07                                                 JPY       7,000,000           66,732
Inter-American Development Bank 1.90% 7/8/09                                            JPY      18,000,000          173,149
International Bank for Reconstruction & Development 2.00% 2/18/08                       JPY       8,100,000           77,516
#Republic of Guatemala 144A 8.125% 10/6/34                                              USD          30,000           30,675
                                                                                                               -------------
                                                                                                                     348,072
                                                                                                               -------------
Sweden - 1.12%
Stena 9.625% 12/1/12                                                                    USD           5,000            5,606
Swedish Government
  5.00% 1/28/09                                                                         SEK       1,525,000          220,660
  5.50% 10/8/12                                                                         SEK         690,000          103,137
                                                                                                               -------------
                                                                                                                     329,403
                                                                                                               -------------
United Kingdom - 1.73%
UK Treasury 4.00% 3/7/09                                                                GBP         279,550          491,035
Vodafone Group 5.375% 1/30/15                                                           USD          20,000           20,721
                                                                                                               -------------
                                                                                                                     511,756
                                                                                                               -------------
TOTAL FOREIGN BONDS (COST $7,567,638)                                                                              7,728,002
                                                                                                               -------------
MUNICIPAL BONDS- 0.35%
Airline Revenue Bonds - 0.01%
New Jersey Economic Development Authority Special Facility Revenue
 (Continental Airlines Inc. Project) 6.25% 9/15/29 (AMT)                                USD           5,000            3,732
                                                                                                               -------------
                                                                                                                       3,732
                                                                                                               -------------
Miscellaneous Revenue Bonds - 0.04%
State of Oregon 5.892% 6/1/27                                                           USD           5,000            5,312
West Virginia Economic Development Authority 6.07% 7/1/26                               USD           5,000            5,223
                                                                                                               -------------
                                                                                                                      10,535
                                                                                                               -------------
State General Obligation Bonds - 0.11%
California State 5.00% 2/1/33                                                           USD          25,000           25,193

State of Illinois Taxable Pension 5.10% 6/1/33                                          USD          10,000            9,493
                                                                                                               -------------
                                                                                                                      34,686
                                                                                                               -------------
Territorial Revenue Bonds - 0.02%
Puerto Rico Public Buildings Authority Revenue 5.25% 7/1/33                             USD           5,000            5,201
                                                                                                               -------------
                                                                                                                       5,201
                                                                                                               -------------
Transportation Revenue Bonds - 0.17%
Colorado Department of Transportation Revenue
  5.00% 12/15/12 (FGIC)                                                                 USD           5,000            5,564
  5.00% 12/15/13 (FGIC)                                                                 USD          40,000           44,513
                                                                                                               -------------
                                                                                                                      50,077
                                                                                                               -------------
TOTAL MUNICIPAL BONDS (COST $103,628)                                                                                104,231
                                                                                                               -------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 2.53%
Bank of America Funding Corporation 2004-3 2A2 5.00% 10/1/34                            USD          40,000           40,224
Bank of America Alternative Loan Trust
  Series 03-10 2A1 6.00% 12/25/33                                                       USD          17,018           17,511
  Series 04-2 1A1 6.00% 3/25/34                                                         USD           4,637            4,798
Bank of America Mortgage Securities
  (chi)Series 03-D 1A2 3.428% 5/25/33                                                   USD           1,300            1,291
  (chi)Series 03-I 2A4 3.828% 10/25/33                                                  USD          15,000           14,952
  (chi)Series 04-A 1A1 3.463% 2/25/34                                                   USD           3,428            3,406
  (chi)Series 04-G 2A6 4.657% 8/25/34                                                   USD          10,000           10,146
  (chi)Series 04-E 1A1 3.55% 6/25/34                                                    USD           4,611            4,575
Countrywide Home Loan Mortgage Pass Through Trust
  (chi)Series 03-56 3A7B 4.71% 12/25/33                                                 USD          65,000           63,773
  Series 04-J6 3A1 5.00% 8/25/19                                                        USD          87,698           88,056
(chi)Countrywide Home Loans Series 03-21 A1 4.16% 5/25/33                               USD           2,265            2,262
Credit Suisse First Boston Mortgage Securities
  Series 03-23 6A1 6.50% 9/25/33                                                        USD           9,722            9,927
  Series 03-29 5A1 7.00% 12/25/33                                                       USD          21,440           22,479
First Horizon Asset Securities
  Series 03-5 1A17 8.00% 7/25/33                                                        USD           3,330            3,497
  Series 04-6 2A1 5.00% 10/25/19                                                        USD          30,000           30,281
(chi)Master Adjustable Rate Mortgages Trust Series 03-6 1A2 3.052% 12/25/33             USD          15,000           14,910
Master Alternative Loans Trust Series 03-9 1A1 5.50% 12/25/18                           USD          13,018           13,376
Nomura Asset Acceptance Series 04-AP1 A2 3.238% 3/25/34                                 USD          30,000           29,935
Prime Mortgage Trust Series 04-CL1 1A1 6.00% 2/25/34                                    USD          26,451           27,035
Residential Asset Mortgage Products Series 04-SL1 A3 7.00% 3/25/34                      USD           3,653            3,795
Structured Asset Securities
  (chi)Series 02-22H 1A 7.00% 11/25/32                                                  USD           4,017            4,167
  Series 04-12H 1A 6.00% 5/25/34                                                        USD          79,228           81,696
Washington Mutual
  (chi)Series 03-AR4 A7 3.95% 5/25/33                                                   USD           9,226            9,180
  (chi)Series 03-AR9 1A7 4.06% 9/25/33                                                  USD          37,288           37,079
  Series 04-CB3 1A 6.00% 10/25/34                                                       USD          79,082           82,459
  Series 04-CB3 4A 6.00% 10/25/19                                                       USD          24,674           25,946
(chi)Wells Fargo Mortgage Backed Securities Trust
  Series 03-K 2A5 4.521% 11/25/33                                                       USD          10,000            9,585
  Series 03-M A1 4.743% 12/25/33                                                        USD          17,063           16,837
  Series 04-O A1 4.954% 8/25/34                                                         USD          74,354           74,468
                                                                                                               -------------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $748,890)                                                 747,646
                                                                                                               -------------
U.S. TREASURY OBLIGATIONS- 6.51%
U.S. Treasury Bond 5.375% 2/15/31                                                       USD         115,000          123,230
U.S. Treasury Inflation Index Note
  ##2.00% 1/15/14                                                                       USD          82,007           83,997
  2.00% 7/15/14                                                                         USD          45,218           46,235
  2.375% 1/15/25                                                                        USD          25,121           26,178
  3.00% 7/15/12                                                                         USD          26,336           29,171
  3.625% 1/15/08                                                                        USD          46,897           51,445
U.S. Treasury Note
  2.50% 9/30/06                                                                         USD          60,000           59,890
  2.75% 8/15/07                                                                         USD         475,000          473,849
  3.50% 8/15/09                                                                         USD         315,000          317,006
  3.375% 9/15/09                                                                        USD         360,000          360,183
  ##4.25% 8/15/14                                                                       USD         345,000          348,720
                                                                                                               -------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,920,108)                                                                  1,919,904
                                                                                                               -------------

                                                                                              NUMBER OF
                                                                                              SHARES
                                                                                              -------------
COMMON STOCK- 0.00%
Telecommunications - 0.00%
MCI                                                                                                      38              637
                                                                                                               -------------
TOTAL COMMON STOCK (COST $1,413)                                                                                         637
                                                                                                               -------------
PREFERRED STOCK- 0.05%
Energy - 0.02%
Nexen 7.35%                                                                                             200            5,358
                                                                                                               -------------
                                                                                                                       5,358
                                                                                                               -------------
Real Estate - 0.02%
Host Marriott Preferred Class B 10.00%                                                                  225            5,877
                                                                                                               -------------
                                                                                                                       5,877
                                                                                                               -------------
Telecommunications - 0.01%
Alamosa Delaware 7.50%                                                                                    5            2,940
                                                                                                               -------------
TOTAL PREFERRED STOCK (COST $11,856)                                                                                  14,175
                                                                                                               -------------

                                                                                              PRINCIPAL
                                                                                              AMOUNT
                                                                                              -------------
REPURCHASE AGREEMENTS - 13.73%
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $2,140,101
 collateralized by $1,835,000 U.S. Treasury
 Bills due 2/24/05, market value $1,821,495 and $365,000
 U.S. Treasury Bills due 3/17/05, market value $361,322)                                      $   2,140,000    $   2,140,000

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $1,910,089
 collateralized by $415,000 U.S. Treasury Notes 5.875%
 due 11/15/05, market value $440,887, $592,000 U.S. Treasury Notes 1.875%
 due 1/31/06, market value $590,347, and $831,000 U.S. Treasury
 Notes 5.625% due 5/15/08, market value $920,315)                                                 1,910,000        1,910,000
                                                                                                               -------------
TOTAL REPURCHASE AGREEMENTS (COST $4,050,000)                                                                      4,050,000
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES - 107.91%
 (cost $31,512,977)                                                                                               31,835,065
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (7.91%)                                             (2,333,563)
                                                                                                               -------------
NET ASSETS APPLICABLE TO 3,270,338 SHARES OUTSTANDING - 100.00%                                                $  29,501,502
                                                                                                               -------------

----------
*Principal amount is stated in the currency in which each bond is denominated:
AUD - Australian Dollar
EUR - European Monetary Unit
GBP - British Pounds
JPY - Japanese Yen
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

**Step coupon bond.
#Security exempt from registration under Rule 144A of the Security Act of 1933. See Note #7 in "Notes."
## Fully or partially pledged as collateral for financial futures contracts. +Non-income producing security. Security is currently in default.
^Securities have been classified by country of origin.
^^Zero coupon bond. The interest rate shown is the yield at the time of purchase.
(chi)Variable Rate Notes - the interest rate shown is the rate as of September 30, 2004.

AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
GNMA - Government National Mortgage Association
REIT - Real Estate Investment Trust.
SLMA - Student Loan Marketing Association.
TBA - To Be Announced

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Diversified Income Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes was as follows:

  Aggregate cost of investments        $   31,513,391
                                       --------------
  Aggregate unrealized appreciation           380,635
  Aggregate unrealized depreciation           (58,961)
                                       --------------
  Net unrealized appreciation          $      321,674
                                       --------------

For federal income tax purposes, at December 31, 2003, the Series had capital loss carryforwards of $7,716 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration                         Amount
------------------                     --------------
      2011                             $        7,716

3. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No forward foreign currency exchange contracts were outstanding at September 30, 2004.

4. FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized loss is included in liabilities net of receivables and other assets.

Financial futures contracts open at September 30, 2004 were as follows:

                                                                               UNREALIZED
             CONTRACTS                     NOTIONAL                           APPRECIATION
           TO BUY (SELL)                COST (PROCEEDS)    EXPIRATION DATE   (DEPRECIATION)
    ---------------------------------   --------------     ---------------   --------------
    1    U.S. Treasury 10 year Notes    $      113,413           12/30/04    $         (788)
    (15) U.S. Treasury 5 year Notes         (1,661,309)          12/30/04                59
    2    U.S. Treasury Long Bond               226,701           12/30/04            (2,263)
                                                                             --------------
                                                                             $       (2,992)
                                                                             --------------

5. OPTIONS WRITTEN
During the period ended September 30, 2004, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended September 30, 2004 for the Series, were as follows:

                                                           Number
                                                        of Contracts   Premiums
                                                        ------------   --------
  Options outstanding at December 31, 2003                         -   $      -
  Options written                                                  2        771
  Options terminated in closing purchase transactions             (2)      (771)
                                                        ------------   --------
  Options outstanding at September 30, 2004                        -          -
                                                        ------------   --------

6. SWAP AGREEMENTS
For the period ended September 30, 2004, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. The unrealized gain is included in liabilities net of receivables and other assets.

At September 30, 2004, the Series had the following total return swap agreement outstanding:

Notional Amount    Expiration Date    Description                               Unrealized Gain
---------------    ---------------    ---------------------------------------   ---------------
110,000            12/31/04           Agreement with Goldman Sachs to           $         3,798
                                      receive the notional amount multiplied
                                      by the return on the Lehman Brothers
                                      Commercial MBS Index AAA and to pay
                                      the notional amount multiplied by the
                                      1 month BBA LIBOR adjusted by a
                                      spread of minus .45%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

7. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed-income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. Securities with contractual restrictions on resale or Rule 144A securities, if liquid, may not be subject to the Series' 10% restriction on investing in such assets. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST--DELAWARE VIP EMERGING MARKETS SERIES

September 30, 2004

                                                                                              NUMBER OF        MARKET
                                                                                              SHARES           VALUE
                                                                                              (U.S. $)         (U.S. $)
                                                                                              -------------    -------------
COMMON STOCK- 94.96%
Argentina - 0.69%
Tenaris ADR                                                                                           3,400    $     155,006
                                                                                                               -------------
                                                                                                                     155,006
                                                                                                               -------------
Brazil - 12.60%
+Caemi Mineracao e Metalurgia                                                                       254,000          159,916
Companhia de Concessoes Rodoviarias                                                                  18,600          240,714
Companhia de Saneamento Basico do Estado de Sao Paulo                                             6,740,000          315,948
Companhia Siderurgica Nacional                                                                       28,300          435,934
Companhia Vale do Rio Doce ADR                                                                        8,500          163,625
Investimentos Itau                                                                                  309,000          413,945
Petroleo Brasileiro                                                                                   6,573          215,881
Petroleo Brasileiro ADR                                                                               6,000          191,520
Ultrapar Participacoes                                                                           20,500,000          326,250
Votorantim Celulose e Papel ADR                                                                      11,100          383,505
                                                                                                               -------------
                                                                                                                   2,847,238
                                                                                                               -------------
Chile - 3.07%
AFP Provida                                                                                          41,238           73,585
AFP Provida ADR                                                                                       5,229          139,196
Banco Santander ADR                                                                                  10,100          282,194
Empresa Nacional de Electricidad ADR                                                                 12,600          197,568
                                                                                                               -------------
                                                                                                                     692,543
                                                                                                               -------------
^China - 6.20%
Asia Aluminum Holdings                                                                            1,812,000          197,511
Beijing Capital International Airport                                                               528,000          186,200
China Merchants Holdings International                                                               26,000           39,176
Fountain Set                                                                                        360,000          270,068
Guangshen Railway                                                                                   686,000          195,735
Texwinca                                                                                            240,000          203,128
Zhejiang Expressway                                                                                 472,000          308,693
                                                                                                               -------------
                                                                                                                   1,400,511
                                                                                                               -------------
Croatia - 1.17%
Pliva GDR                                                                                            17,591          263,865
                                                                                                               -------------
                                                                                                                     263,865
                                                                                                               -------------
Czech Republic - 3.07%
Cesky Telecom                                                                                        15,949          211,515
CEZ                                                                                                  16,468          167,894
Philip Morris                                                                                           536          313,968
                                                                                                               -------------
                                                                                                                     693,377
                                                                                                               -------------
Egypt - 1.75%
MobiNil - Egyptian Mobile Services                                                                   22,440          395,894
                                                                                                               -------------
                                                                                                                     395,894
                                                                                                               -------------
Estonia - 2.51%
Eesti Telekom                                                                                        10,391           88,404
+Eesti Telekom GDR                                                                                    9,043          231,726
#Eesti Telekom GDR 144A                                                                               1,591           40,607
Hansabank                                                                                            23,286          206,787
                                                                                                               -------------
                                                                                                                     567,524
                                                                                                               -------------
Hungary - 3.30%
Gedeon Richter                                                                                          333           39,933
Gedeon Richter GDR                                                                                      166           19,696
#Gedeon Richter GDR 144A                                                                              1,214          145,581
Magyar Tavkozlesi                                                                                    77,317          321,887
OTP Bank                                                                                              9,736          217,841
                                                                                                               -------------
                                                                                                                     744,938
                                                                                                               -------------

India - 3.02%
Gail India GDR                                                                                        5,259          130,949
ICICI Bank ADR                                                                                       16,162          223,036
Ranbaxy Laboratories GDR                                                                             13,627          328,410
                                                                                                               -------------
                                                                                                                     682,395
                                                                                                               -------------
Indonesia - 2.67%
HM Sampoerna                                                                                        568,000          378,253
Telekomunikasi Indonesia                                                                            497,000          225,169
                                                                                                               -------------
                                                                                                                     603,422
                                                                                                               -------------
Israel - 1.94%
Bank Hapoalim                                                                                       158,369          437,989
                                                                                                               -------------
                                                                                                                     437,989
                                                                                                               -------------
Malaysia - 6.08%
Hong Leong Bank                                                                                     173,300          234,867
Malaysia International Shipping                                                                      81,300          273,853
PLUS Expressways                                                                                    512,000          332,800
Public Bank                                                                                         140,100          234,114
Tanjong                                                                                              92,600          297,295
                                                                                                               -------------
                                                                                                                   1,372,929
                                                                                                               -------------
Mexico - 8.74%
Cemex de C.V.                                                                                        62,780          352,592
Cemex de C.V. ADR                                                                                     3,800          106,932
Grupo Aeroportuario del Sureste de C.V. ADR                                                          12,000          265,200
Grupo Continental                                                                                   115,000          171,454
+Hylsamex de C.V.                                                                                   149,100          304,280
Kimberly Clark de Mexico de C.V.                                                                    121,600          356,189
Telefonos de Mexico de C.V. ADR                                                                      12,900          416,283
                                                                                                               -------------
                                                                                                                   1,972,930
                                                                                                               -------------
Poland - 1.17%
Bank Pekao                                                                                            7,734          264,060
                                                                                                               -------------
                                                                                                                     264,060
                                                                                                               -------------
Republic of Korea - 12.36%
Hyundai Motor                                                                                         5,430          250,398
Hyundai Motor Preferred                                                                               7,850          203,152
Kia Motors                                                                                           31,400          289,049
+Kookmin Bank                                                                                         4,940          156,373
Korea Electric Power                                                                                 16,680          315,059
KT ADR                                                                                               21,227          383,571
KT&G                                                                                                  1,340           35,435
#KT&G GDR 144A                                                                                       25,348          333,326
POSCO                                                                                                   531           79,085
POSCO ADR                                                                                             8,169          309,197
Samsung Electronics                                                                                     470          186,939
Samsung Electronics Preferred                                                                           950          248,741
                                                                                                               -------------
                                                                                                                   2,790,325
                                                                                                               -------------
Russia - 1.13%
LUKOIL ADR                                                                                            2,066          256,184
                                                                                                               -------------
                                                                                                                     256,184
                                                                                                               -------------
South Africa - 11.71%
African Bank Investments                                                                            142,370          285,620
Alexander Forbes                                                                                    246,904          434,704
Aspen Pharmacare                                                                                    120,844          280,881
Impala Platinum                                                                                       5,558          445,498
Nampak                                                                                              111,601          243,023
Sasol                                                                                                21,444          399,074
Steinhoff International                                                                             368,440          554,793
                                                                                                               -------------
                                                                                                                   2,643,593
                                                                                                               -------------
Taiwan - 6.90%
Asustek Computer                                                                                    136,262          298,838
China Steel                                                                                          39,000           39,608
China Steel GDR                                                                                      10,949          222,270
Chunghwa Telecom ADR                                                                                 32,506          572,431
Pihsiang Machinery Manufacturing                                                                    108,460          191,569
President Chain Store                                                                               158,243          232,450
                                                                                                               -------------
                                                                                                                   1,557,166
                                                                                                               -------------

Thailand - 3.57%
Advanced Info Service                                                                                87,000          210,018
Land & Houses NVDR                                                                                1,325,100          291,090
Thai Union Frozen Products                                                                          409,732          254,692
Thai Union Frozen Products NVDR                                                                      88,068           50,385
                                                                                                               -------------
                                                                                                                     806,185
                                                                                                               -------------
United Kingdom - 1.31%
Vedanta Resources                                                                                    45,343          295,997
                                                                                                               -------------
                                                                                                                     295,997
                                                                                                               -------------
TOTAL COMMON STOCK (COST $17,863,909)                                                                             21,444,071
                                                                                                               -------------

                                                                                              PRINCIPAL
                                                                                              AMOUNT
                                                                                              -------------
REPURCHASE AGREEMENTS - 5.96%
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $711,033
 collateralized by $610,000 U.S. Treasury
 Bills due 2/24/05, market value $605,366 and $121,000
 U.S. Treasury Bills due 3/17/05, market
 value $120,084)                                                                              $     711,000    $     711,000

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $635,029
 collateralized by $138,000 U.S. Treasury Notes 5.875%
 due 11/15/05, market value $146,527, $197,000 U.S. Treasury
 Notes 1.875% due 1/31/06, market value $196,199, and
 $276,000 U.S. Treasury Notes 5.625% due 5/15/08,
 market value $305,863)                                                                             635,000          635,000
                                                                                                               -------------
TOTAL REPURCHASE AGREEMENTS (COST $1,346,000)                                                                      1,346,000
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES - 100.92%
 (cost $19,209,909)                                                                                               22,790,071
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.92%)                                               (206,802)
                                                                                                               -------------
NET ASSETS APPLICABLE TO 1,843,578 SHARES OUTSTANDING - 100.00%                                                $  22,583,269
                                                                                                               -------------

----------
+ Non-income producing security for the period ended September 30, 2004. #Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 4 in "Notes."
^Securities listed and traded on the Hong Kong Stock Exchange.

ADR - American Depositary Receipts
GDR -- Global Depositary Receipts
NVDR - Non-Voting Depositary Receipts

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Emerging Market Series (the "Series").

SECURITY VALUATION- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes were as follows:

Aggregate cost of investments          $   19,209,909
                                       --------------
Aggregate unrealized appreciation           3,866,207
Aggregate unrealized depreciation            (286,045)
                                       --------------
Net unrealized appreciation            $    3,580,162
                                       --------------

For federal income tax purposes, at December 31, 2003, capital loss carryforwards of $1,669,183 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,126,966 expires in 2009 and $542,217 expires in 2010.

3. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contracts were outstanding at September 30, 2004:

                                                                         Unrealized
                                                                        Appreciation
Contract to Receive (Deliver)      In Exchange for   Settlement Date   (Depreciation)
--------------------------------   ---------------   ---------------   -------------
(11,575,000)  Czech Korunas        $      (437,502)  11/30/04          $     (16,988)
    296,199   Hong Kong Dollars             37,982   10/04/04                      4
    249,767   South African Rand            38,772   10/05/04                   (218)
                                                                       -------------
                                                                             (17,202)
                                                                       -------------

4. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST - DELAWARE VIP GLOBAL BOND SERIES

September 30, 2004

                                                                                                               MARKET
                                                                                              PRINCIPAL        VALUE
                                                                                              AMOUNT*          (U.S. $)
                                                                                              -------------    -------------
BONDS- 97.05%**
Australia - 8.52%
New South Wales Treasury 8.00% 3/1/08                                                   AUD       2,200,000    $   1,715,942
Queensland Treasury
  6.00% 6/14/11                                                                         AUD         800,000          593,311
  6.00% 8/14/13                                                                         AUD       6,200,000        4,616,991
                                                                                                               -------------
                                                                                                                   6,926,244
                                                                                                               -------------
Austria - 5.21%
Republic of Austria
  5.25% 1/4/11                                                                          EUR       2,600,000        3,532,564
  7.25% 5/3/07                                                                          EUR       1,000,000          701,494
                                                                                                               -------------
                                                                                                                   4,234,058
                                                                                                               -------------
Belgium - 2.90%
Kingdom of Belgium 5.75% 9/28/10                                                        EUR       1,700,000        2,361,523
                                                                                                               -------------
                                                                                                                   2,361,523
                                                                                                               -------------
Canada - 3.71%
Canada Government 0.70% 3/20/06                                                         JPY     330,000,000        3,018,517
                                                                                                               -------------
                                                                                                                   3,018,517
                                                                                                               -------------
France - 1.21%
Government of France 5.50% 4/25/29                                                      EUR         700,000          980,604
                                                                                                               -------------
                                                                                                                     980,604
                                                                                                               -------------
Germany - 7.70%
Deutschland Republic
  4.50% 1/4/13                                                                          EUR         180,000          233,685
  6.25% 1/4/24                                                                          EUR       2,150,000        3,267,655
Kredit Fuer Wiederaufbau 5.25% 7/4/12                                                   EUR         850,000        1,156,080
Muenchener Hypotheken 5.00% 1/16/12                                                     EUR       1,200,000        1,604,381
                                                                                                               -------------
                                                                                                                   6,261,801
                                                                                                               -------------
Greece - 4.62%
Hellenic Republic 6.30% 1/29/09                                                         EUR       2,700,000        3,753,796
                                                                                                               -------------
                                                                                                                   3,753,796
                                                                                                               -------------
Italy - 3.75%
Republic of Italy
  0.375% 10/10/06                                                                       JPY     300,000,000        2,731,793
  3.75% 6/8/05                                                                          JPY      34,000,000          316,123
                                                                                                               -------------
                                                                                                                   3,047,916
                                                                                                               -------------
Netherlands - 11.88%
Bank Nederlandse Gemeenten
  5.625% 10/25/10                                                                       EUR       2,800,000        3,861,040
  6.00% 3/26/12                                                                         USD         800,000          890,904
DSL Finance
  5.75% 3/19/09                                                                         EUR       1,000,000          694,312
  6.00% 2/21/06                                                                         EUR       1,400,000          929,469
Netherlands Government 5.50% 7/15/10                                                    EUR       2,400,000        3,297,099
                                                                                                               -------------
                                                                                                                   9,672,824
                                                                                                               -------------
Poland - 9.22%
Poland Government
  5.00% 10/24/13                                                                        PLZ      14,600,000        3,681,012
  6.00% 11/24/10                                                                        PLZ      14,000,000        3,821,126
                                                                                                               -------------
                                                                                                                   7,502,138
                                                                                                               -------------
Spain - 4.47%
Kingdom of Spain 3.10% 9/20/06                                                          JPY     380,000,000        3,638,998
                                                                                                               -------------
                                                                                                                   3,638,998
                                                                                                               -------------

Supranational - 14.59%
Council of Europe Development Bank 6.125% 1/25/11                                       USD         800,000          895,969
Eurofima 6.50% 8/22/11                                                                  AUD       1,900,000        1,430,515
Inter-American Development Bank 1.90% 7/8/09                                            JPY     700,000,000        6,733,578
International Bank Reconstruction & Development
  2.00% 2/18/08                                                                         JPY     160,000,000        1,531,176
  5.25% 1/12/09                                                                         USD       1,200,000        1,279,834
                                                                                                               -------------
                                                                                                                  11,871,072
                                                                                                               -------------
Sweden - 11.77%
Swedish Government
  Series 1041 6.75% 5/5/14                                                              SEK      32,000,000        5,229,588
  Series 1043 5.00% 1/28/09                                                             SEK      11,000,000        1,591,643
  Series 1044 3.50% 4/20/06                                                             SEK       1,500,000          208,315
  Series 1046 5.50% 10/8/12                                                             SEK      17,000,000        2,541,068
                                                                                                               -------------
                                                                                                                   9,570,614
                                                                                                               -------------
United Kingdom - 5.67%
J. Sainsbury
  5.25% 5/17/07                                                                         GBP          75,000          134,475
  6.125% 4/5/17                                                                         GBP          75,000          133,796
SL Finance 6.375% 7/12/22                                                               EUR         360,000          497,875
U.K. Treasury
  5.75% 12/7/09                                                                         GBP       1,400,000        2,647,371
  8.00% 12/7/15                                                                         GBP         520,000        1,199,298
                                                                                                               -------------
                                                                                                                   4,612,815
                                                                                                               -------------
United States - 1.83%
U.S. Treasury Note
  3.625% 5/15/13                                                                        USD       1,350,000        1,317,411
  4.75% 11/15/08                                                                        USD         160,000          169,650
                                                                                                               -------------
                                                                                                                   1,487,061
                                                                                                               -------------
TOTAL BONDS (COST $72,185,983)                                                                                    78,939,981
                                                                                                               -------------
REPURCHASE AGREEMENTS - 0.50%
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $212,910
 collateralized by $182,600 U.S. Treasury
 Bills due 2/24/05, market value $181,250 and $36,000
 U.S. Treasury Bills due 3/17/05, market value $35,954)                                       $     212,900          212,900

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $190,109
 collateralized by $41,300 U.S. Treasury Notes 5.875%
 due 11/15/05, market value $43,871, $58,900 U.S. Treasury
 Notes 1.875% due 1/31/06, market value $58,743, and
 $82,600 U.S. Treasury Notes 5.625% due 5/15/08,
 market value $91,577)                                                                              190,100          190,100
                                                                                                               -------------
TOTAL REPURCHASE AGREEMENTS (COST $403,000)                                                                          403,000
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES - 97.55%
 (COST $72,588,983)                                                                                               79,342,981

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 2.45%                                                1,990,848
                                                                                                               -------------
NET ASSETS APPLICABLE TO 6,634,481 SHARES OUTSTANDING - 100.00%                                                $  81,333,829
                                                                                                               -------------

----------
*Principal amount is stated in the currency in which each bond is denominated.

**Securities have been classified by country of issuance.

AUD - Australian Dollar
EUR - European Monetary Unit
GBP- British Pound
JPY - Japanese Yen
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Global Bond Series (the "Series").

SECURITY VALUATION - Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are not readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes was as follows:

Aggregate cost of investments          $   72,638,924
                                       --------------
Aggregate unrealized appreciation           6,877,524
Aggregate unrealized depreciation            (173,467)
                                       --------------
Net unrealized appreciation            $    6,704,057
                                       --------------

3. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contracts were outstanding at September 30, 2004:

Contracts to Deliver        In Exchange For    Settlement Date    Unrealized Appreciation
------------------------    ---------------    ----------------   -----------------------
2,300,500 British Pounds    US$   4,181,798    October 29, 2004        $    28,866

4. CREDIT AND MARKET RISKS
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

The Series may invest up to 10% of its net assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES

September 30, 2004

                                                                                              NUMBER OF        MARKET
                                                                                              SHARES           VALUE
                                                                                              -------------    -------------
COMMON STOCK- 96.36%
Banking, Finance & Insurance - 22.14%
+AmeriTrade Holdings                                                                                154,300    $   1,853,143
*+CapitalSource                                                                                      82,500        1,843,050
Cullen/Frost Bankers                                                                                 35,300        1,640,391
+ETrade Financial                                                                                   116,000        1,324,720
Eaton Vance                                                                                          38,400        1,550,976
Lehman Brothers Holdings                                                                             23,200        1,849,504
National Financial Partners                                                                          23,700          847,986
PartnerRe                                                                                            39,100        2,138,379
Sovereign Bancorp                                                                                    69,500        1,516,490
                                                                                                               -------------
                                                                                                                  14,564,639
                                                                                                               -------------
Basic Industry/Capital Goods - 2.87%
+Mettler-Toledo International                                                                        40,000        1,888,800
                                                                                                               -------------
                                                                                                                   1,888,800
                                                                                                               -------------
Business Services - 11.24%
Certegy                                                                                              29,000        1,079,090
+Dun & Bradstreet                                                                                    11,200          657,440
Expeditors International                                                                             26,900        1,390,730
*+Fisher Scientific International                                                                    30,600        1,784,898
Manpower                                                                                             29,600        1,316,904
*Robert Half International                                                                           45,200        1,164,804
                                                                                                               -------------
                                                                                                                   7,393,866
                                                                                                               -------------
Consumer Non-Durables - 11.45%
Dollar General                                                                                       36,400          733,460
Nordstrom                                                                                            40,200        1,537,248
Staples                                                                                              53,300        1,589,406
+Starbucks                                                                                           55,500        2,523,030
+Williams-Sonoma                                                                                     30,700        1,152,785
                                                                                                               -------------
                                                                                                                   7,535,929
                                                                                                               -------------
Consumer Services - 10.33%
Cendant                                                                                              66,900        1,445,040
Marriott International Class A                                                                       30,600        1,589,976
*Royal Caribbean Cruises                                                                             42,300        1,844,280
Starwood Hotels & Resorts Worldwide                                                                  31,700        1,471,514
*+XM Satellite Radio Holdings Class A                                                                14,500          449,790
                                                                                                               -------------
                                                                                                                   6,800,600
                                                                                                               -------------
Healthcare & Pharmaceuticals - 18.66%
*+Amylin Pharmaceuticals                                                                             49,400        1,013,688
*+Anthem                                                                                             12,800        1,116,800
+Barr Pharmaceuticals                                                                                29,900        1,238,757
+Biogen Idec                                                                                         24,630        1,506,617
+Caremark RX                                                                                         34,300        1,100,001
*+Chiron                                                                                             33,300        1,471,860
+Coventry Health Care                                                                                 9,100          485,667
+Express Scripts Class A                                                                             15,600        1,019,304
+Gilead Sciences                                                                                     31,800        1,188,684
*+Invitrogen                                                                                         15,700          863,343
*+Neurocrine Biosciences                                                                             11,700          551,772
*+Par Pharmaceuticals                                                                                20,000          718,600
                                                                                                               -------------
                                                                                                                  12,275,093
                                                                                                               -------------
Real Estate - 3.03%
American Financial Realty Trust                                                                     141,400        1,995,154
                                                                                                               -------------
                                                                                                                   1,995,154
                                                                                                               -------------
Technology - 16.64%
+Amdocs                                                                                              24,500          534,835
+ASML Holdings                                                                                       94,400        1,214,928
+Citrix Systems                                                                                      56,500          989,880
+Cognizant Technology Solutions                                                                      22,300          680,373
+Lam Research                                                                                        62,600        1,369,688
Linear Technology                                                                                    41,900        1,518,456

+Mercury Interactive                                                                                 43,400        1,513,792
+Network Appliance                                                                                   56,100        1,290,300
+PMC - Sierra                                                                                        84,500          744,445
*+Red Hat                                                                                            89,500        1,095,480
                                                                                                               -------------
                                                                                                                  10,952,177
                                                                                                               -------------
TOTAL COMMON STOCK (COST $56,316,909)                                                                             63,406,258
                                                                                                               -------------
REPURCHASE AGREEMENTS - 3.63%
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $1,263,060
 collateralized by $1,083,000 U.S. Treasury
 Bills due 2/24/05, market value $1,074,907 and $215,000
 U.S. Treasury Bills due 3/17/05, market value $213,224)                                      $   1,263,000    $   1,263,000

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $1,127,052
 collateralized by $245,000 U.S. Treasury Notes 5.875%
 due 11/15/05, market value $260,178, $349,000 U.S. Treasury Notes 1.875%
 due 1/31/06, market value $348,377, and $490,000 U.S. Treasury
 Notes 5.625% due 5/15/08, market value $543,099)                                                 1,127,000        1,127,000
                                                                                                               -------------
TOTAL REPURCHASE AGREEMENTS (cost $2,390,000)                                                                      2,390,000
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 99.99%
 (cost $58,706,909)                                                                                               65,796,258

SECURITIES LENDING COLLATERAL** - 17.28%
Abbey National New York 1.19% 10/15/04                                                              213,575          214,115
Allied Irish Dublin 1.80% 11/10/04                                                                  451,110          451,111
Bank of America 1.65% 10/29/04                                                                      451,136          451,111
Barclays London 1.92% 1/31/05                                                                        90,240           90,222
CDC IXIS 1.49% 11/12/04                                                                             360,971          360,889
Corporate Asset Funding 1.75% 11/8/04                                                               315,526          314,933
Credit Swiss First Boston LLC 1.89% 10/1/04                                                         902,221          902,221
Credit Swiss First Boston NY 1.60% 12/13/04                                                         361,034          360,889
Deutsche Bank Financial 1.95% 2/22/05                                                                90,183           90,268
Fortis Bank London 1.80% 11/10/04                                                                   405,999          406,000
General Electric Capital
  1.59% 10/25/04                                                                                    153,440          153,481
  1.93% 2/3/05                                                                                      135,308          135,459
  1.94% 10/4/04                                                                                     135,376          135,397
Goldman Sachs Group LP
  1.80% 12/21/04                                                                                    207,548          207,511
  2.06% 12/8/04                                                                                     212,022          212,022
Harris Trust and Savings NASS 1.77% 10/18/04                                                        270,667          270,666
HBOS Treasury Services PLC 1.62% 10/29/04                                                           451,142          451,111
Merrill Lynch Mortgage Capital 1.98% 10/12/04                                                       360,889          360,889
Morgan Stanley
  1.88% 10/31/05                                                                                     90,075           90,222
  1.96% 3/10/05                                                                                     360,993          360,889
Pfizer Inc 1.75% 10/31/05                                                                           433,066          433,066
Proctor and Gamble 1.83% 10/31/05                                                                   451,209          451,111
Rabobank 1.90% 3/2/05                                                                               451,117          451,054
Royal Bank of Canada 1.80% 6/27/05                                                                  451,191          451,010
Societe Generale
  1.73% 6/14/05                                                                                     226,379          226,312
  1.96% 12/8/04                                                                                     360,858          360,866
UBS Securities LLC 1.88% 10/1/04                                                                  1,716,726        1,716,726
Union Bank of Switzerland 1.13% 12/20/04                                                            451,670          451,111
Wachovia Bank N.A. 1.94% 11/15/04                                                                   360,900          360,966
Wells Fargo Bank 1.73% 10/31/05                                                                     451,062          451,111
                                                                                                               -------------
TOTAL SECURITIES LENDING COLLATERAL (cost $11,372,737)                                                            11,372,737
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES - 117.28%
 (cost $70,079,646)                                                                                               77,168,995#

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (17.28%)                                                    (11,372,737)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.01%                                                    9,234
                                                                                                               -------------
NET ASSETS APPLICABLE TO 4,796,458 SHARES OUTSTANDING - 100.00%                                                $  65,805,492
                                                                                                               -------------

----------
REIT - Real Estate Investment Trust.
*Fully or partially on loan.
**See Note #3 in "Notes."
+Non-income producing security for the period ended September 30, 2004. #Includes $11,075,809 of securities loaned.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware VIP Trust-Delaware VIP Growth Opportunities Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments          $   59,252,539
                                       --------------
Aggregate unrealized appreciation           9,937,510
Aggregate unrealized depreciation          (3,393,791)
                                       --------------
Net unrealized appreciation            $    6,543,719
                                       --------------

For federal income tax purposes, at December 31, 2003, capital loss carryforwards of $30,365,714 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration                         Amount
------------------                     --------------
       2009                            $   14,329,660
       2010                                16,036,054

3.  SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation. At September 30, 2004, the market value of securities on loan was $11,075,809, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of small-sized companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST - DELAWARE VIP HIGH YIELD SERIES

September 30, 2004

                                                                                              PRINCIPAL        MARKET
                                                                                              AMOUNT           VALUE
                                                                                              (U.S. $)         (U.S. $)
                                                                                              -------------    -------------
ASSET-BACKED SECURITIES- 0.60%
#Master NIM Trust 2003-OPT2 144A 9.79% 5/26/33                                                $      64,923    $      65,166
=^#Merrill Lynch CBO VII 1997-C3A 144A 2.305% 3/23/08                                               909,605          527,571
=#South Street CBO 1999-1A A1 144A 7.16% 7/1/11                                                     465,126          465,126
                                                                                                               -------------
TOTAL ASSET-BACKED SECURITIES (COST $1,002,525)                                                                    1,057,863
                                                                                                               -------------
CORPORATE BONDS- 77.73%
Aerospace & Defense - 0.47%
Armor Holdings 8.25% 8/15/13                                                                        750,000          830,625
                                                                                                               -------------
                                                                                                                     830,625
                                                                                                               -------------
Automobiles & Automotive Parts - 1.17%
*Advanced Accessory Holdings 0.00% 12/15/11                                                       1,575,000          637,875
Advanced Accessory Systems 10.75% 6/15/11                                                           375,000          354,375
#Collins & Aikman Products 144A 12.875% 8/15/12                                                   1,150,000        1,066,625
+Venture Holdings 12.00% 6/1/09                                                                     790,000            4,938
                                                                                                               -------------
                                                                                                                   2,063,813
                                                                                                               -------------
Banking, Finance & Insurance - 1.80%
#E*TRADE Financial 144A 8.00% 6/15/11                                                             1,225,000        1,280,124
#Farmers Exchange Capital 144A 7.20% 7/15/48                                                        825,000          837,698
#LaBranche & Company 144A 11.00% 5/15/12                                                          1,025,000        1,058,313
                                                                                                               -------------
                                                                                                                   3,176,135
                                                                                                               -------------
Building & Materials - 1.11%
Interline Brands 11.50% 5/15/11                                                                   1,320,000        1,471,800
#Lone Star Industries 144A 8.85% 6/15/05                                                            475,000          488,928
                                                                                                               -------------
                                                                                                                   1,960,728
                                                                                                               -------------
Business Services - 0.85%
Adesa 7.625% 6/15/12                                                                              1,000,000        1,035,000
Brickman Group 11.75% 12/15/09                                                                      400,000          464,000
                                                                                                               -------------
                                                                                                                   1,499,000
                                                                                                               -------------
Cable, Media & Publishing - 13.66%
American Media Operation 10.25% 5/1/09                                                              650,000          687,375
#Atlantic Broadband Finance 144A 9.375% 1/15/14                                                   1,800,000        1,714,500
^Avalon Cable 11.875% 12/1/08                                                                       835,028          878,867
Charter Communications Holdings
  *0.00% 1/15/12                                                                                  4,000,000        2,260,000
  10.75% 10/1/09                                                                                  1,350,000        1,113,750
CSC Holdings
  7.875% 12/15/07                                                                                   650,000          693,063
  10.50% 5/15/16                                                                                  2,125,000        2,422,500
Dex Media West/Finance 9.875% 8/15/13                                                               675,000          796,500
#Echostar 144A 6.625% 10/1/14                                                                     1,575,000        1,573,031
Insight Midwest 10.50% 11/1/10                                                                    2,400,000        2,639,999
Lodgenet Entertainment 9.50% 6/15/13                                                              1,425,000        1,560,375
Mediacom Broadband 11.00% 7/15/13                                                                 1,575,000        1,685,250
Mediacom LLC/Mediacom Capital 8.50% 4/15/08                                                         950,000          976,125
PEI Holdings 11.00% 3/15/10                                                                       1,075,000        1,253,719
#Sheridan Acquisition 144A 10.25% 8/15/11                                                           800,000          870,000
#Warner Music Group 144A 7.375% 4/15/14                                                           1,335,000        1,388,400
XM Satellite Radio 12.00% 6/15/10                                                                 1,400,000        1,645,000
                                                                                                               -------------
                                                                                                                  24,158,454
                                                                                                               -------------
Chemicals - 3.98%
^#Borden US Finance/Nova Scotia 144A 6.43% 7/15/10                                                  700,000          712,250
#Huntsman 144A 11.50% 7/15/12                                                                     1,215,000        1,347,132
Huntsman International 10.125% 7/1/09                                                             1,100,000        1,160,500
Lyondell Chemical 9.875% 5/1/07                                                                     653,000          692,996

Nalco 8.875% 11/15/13                                                                             1,010,000        1,090,800
+Solutia 6.72% 10/15/37                                                                           1,925,000        1,280,125
Witco
  6.875% 2/1/26                                                                                     700,000          619,500
  7.75% 4/1/23                                                                                      150,000          137,250
                                                                                                               -------------
                                                                                                                   7,040,553
                                                                                                               -------------
Computers & Technology - 1.22%
Activant Solutions 10.50% 6/15/11                                                                 1,135,000        1,174,725
Stratus Technologies 10.375% 12/1/08                                                              1,075,000          978,250
                                                                                                               -------------
                                                                                                                   2,152,975
                                                                                                               -------------
Consumer Products - 0.49%
#Ames True Temper 144A 10.00% 7/15/12                                                               850,000          872,313
                                                                                                               -------------
                                                                                                                     872,313
                                                                                                               -------------
Consumer Services - 0.19%
Corrections Corporation of America 9.875% 5/1/09                                                    300,000          336,375
                                                                                                               -------------
                                                                                                                     336,375
                                                                                                               -------------
Energy - 1.78%

#Dynegy Holdings 144A 10.125% 7/15/13                                                             1,575,000        1,819,125
#Hilcorp Energy/Finance 144A 10.50% 9/1/10                                                        1,000,000        1,112,500
KCS Energy 7.125% 4/1/12                                                                            200,000          210,000
                                                                                                               -------------
                                                                                                                   3,141,625
                                                                                                               -------------
Environmental Services - 2.05%
#Clean Harbors 144A 11.25% 7/15/12                                                                  805,000          853,300
#Geo Sub 144A 11.00% 5/15/12                                                                      1,325,000        1,258,750
IESI 10.25% 6/15/12                                                                               1,400,000        1,519,000
                                                                                                               -------------
                                                                                                                   3,631,050
                                                                                                               -------------
Food, Beverage & Tobacco - 2.67%
#Commonwealth Brands 144A 10.625% 9/1/08                                                          1,230,000        1,285,350
#Dennys 144A 10.00% 10/1/12                                                                         825,000          832,219
#Gold Kist 144A 10.25% 3/15/14                                                                      675,000          752,625
#Le-Natures 144A 10.00% 6/15/13                                                                   1,350,000        1,444,500
#Standard Commercial 144A 8.00% 4/15/12                                                             400,000          412,000
                                                                                                               -------------
                                                                                                                   4,726,694
                                                                                                               -------------
Healthcare & Pharmaceuticals - 3.62%
Ameripath 10.50% 4/1/13                                                                           1,425,000        1,460,625
Province Healthcare 7.50% 6/1/13                                                                  1,400,000        1,585,500
Universal Hospital Service 10.125% 11/1/11                                                        1,115,000        1,137,300
#US Oncology 144A 10.75% 8/15/14                                                                  1,075,000        1,109,938
*#Vanguard Health 144A 0.00% 10/1/15                                                              1,920,000        1,118,400
                                                                                                               -------------
                                                                                                                   6,411,763
                                                                                                               -------------
Industrial Machinery - 0.69%
Aearo 8.25% 4/15/12                                                                                 525,000          538,125
Foster Wheeler 6.75% 11/15/05                                                                       675,000          678,375
                                                                                                               -------------
                                                                                                                   1,216,500
                                                                                                               -------------
Leisure, Lodging & Entertainment - 8.02%
Ameristar Casinos 10.75% 2/15/09                                                                  1,215,000        1,385,100
Boyd Gaming 9.25% 8/1/09                                                                          1,475,000        1,618,813
Mandalay Resort Group 10.25% 8/1/07                                                               1,155,000        1,316,700
MGM MIRAGE 9.75% 6/1/07                                                                           1,100,000        1,227,875
Penn National Gaming 8.875% 3/15/10                                                               1,000,000        1,101,250
Prime Hospitality 8.375% 5/1/12                                                                   2,375,000        2,701,562
*Town Sports International 0.00% 2/1/14                                                           1,775,000          914,125
Venetian Casino Resort 11.00% 6/15/10                                                             1,925,000        2,237,812
Wheeling Island Gaming 10.125% 12/15/09                                                           1,575,000        1,673,437
                                                                                                               -------------
                                                                                                                  14,176,674
                                                                                                               -------------
Metals & Mining - 1.38%
Ispat Inland 9.75% 4/1/14                                                                         1,495,000        1,655,713
Vale Overseas Limited 8.25% 1/17/34                                                                 800,000          782,000
                                                                                                               -------------
                                                                                                                   2,437,713
                                                                                                               -------------
Packaging & Containers - 3.70%
AEP Industries 9.875% 11/15/07                                                                    1,515,000        1,550,981
#Graham Packaging 144A 9.875% 10/15/14                                                            1,625,000        1,671,719
#Port Townsend Paper 144A 11.00% 4/15/11                                                          1,360,000        1,428,000
Portola Packaging 8.25% 2/1/12                                                                    1,120,000          884,800
Radnor Holdings 11.00% 3/15/10                                                                      420,000          354,900
^#Radnor Holdings 144A 8.35% 4/15/09                                                                645,000          648,225
                                                                                                               -------------
                                                                                                                   6,538,625
                                                                                                               -------------

Paper & Forest Products - 4.61%
Abitbi-Consolidated
  6.95% 12/15/06                                                                                    840,000          871,500
  8.55% 8/1/10                                                                                    1,025,000        1,104,438
Fort James 7.75% 11/15/23                                                                         2,750,000        3,114,374
#Newark Group 144A 9.75% 3/15/14                                                                  1,510,000        1,562,850
Potlatch 12.50% 12/1/09                                                                           1,200,000        1,503,905
                                                                                                               -------------
                                                                                                                   8,157,067
                                                                                                               -------------
Real Estate - 1.40%
BF Saul REIT 7.50% 3/1/14                                                                           550,000          563,750
Tanger Properties
  7.875% 10/24/04                                                                                 1,100,000        1,100,000
  9.125% 2/15/08                                                                                    725,000          812,000
                                                                                                               -------------
                                                                                                                   2,475,750
                                                                                                               -------------
Restaurants - 2.58%
+Avado Brands 9.75% 6/1/06                                                                          300,000          112,500
B&G Foods 9.625% 8/1/07                                                                           2,175,000        2,231,550
O'Charleys 9.00% 11/1/13                                                                          1,205,000        1,271,275
VICORP Restaurant 10.50% 4/15/11                                                                    950,000          950,000
                                                                                                               -------------
                                                                                                                   4,565,325
                                                                                                               -------------
Retail - 1.95%
*J Crew Intermediate 0.00% 5/15/08                                                                1,213,103        1,116,055
J Crew Operating 10.375% 10/15/07                                                                   600,000          618,000
#Loehmanns Capital 144A 13.00% 10/1/11                                                              350,000          334,691
Office Depot 10.00% 7/15/08                                                                         675,000          796,500
Petco Animal Supplies 10.75% 11/1/11                                                                500,000          582,500
                                                                                                               -------------
                                                                                                                   3,447,746
                                                                                                               -------------
Telecommunications - 6.76%
Alaska Communications Systems 9.875% 8/15/11                                                        850,000          824,500
+Allegiance Telecom 11.75% 2/15/08                                                                  550,000          189,750
Centennial Cellular Operating 10.125% 6/15/13                                                     1,480,000        1,565,100
Cincinnati Bell 8.375% 1/15/14                                                                    1,700,000        1,559,750
Citizens Communications 8.50% 5/15/06                                                               125,000          134,688
#iPCS Escrow 144A 11.50% 5/1/12                                                                     600,000          633,000
MCI
   5.908% 5/1/07                                                                                    690,000          685,688
   6.688% 5/1/09                                                                                    675,000          652,219
MetroPCS 10.75% 10/1/11                                                                             615,000          664,200
#Qwest Services 144A 14.00% 12/15/10                                                              1,400,000        1,641,499
UbiquiTel Operating
  *0.00% 4/15/10                                                                                    850,000          898,875
  #144A 9.875% 3/1/11                                                                               600,000          627,750
#US LEC 144A 10.67% 10/1/09                                                                         625,000          621,875
^US Unwired 10.00% 6/15/12                                                                        1,200,000        1,251,000
                                                                                                               -------------
                                                                                                                  11,949,894
                                                                                                               -------------
Textiles, Apparel & Furniture - 0.98%
Interface 10.375% 2/1/10                                                                          1,030,000        1,174,200
Warnaco 8.875% 6/15/13                                                                              500,000          558,750
                                                                                                               -------------
                                                                                                                   1,732,950
                                                                                                               -------------
Transportation & Shipping - 2.43%
Delta Air Lines
  7.299% 9/18/06                                                                                    225,000           93,585
  7.779% 11/18/05                                                                                   375,000          162,021
#Horizon Lines 144A 9.00% 11/1/12                                                                 1,155,000        1,224,301
Hornbeck Offshore Services 10.625% 8/1/08                                                           930,000        1,029,975
Kansas City Southern Railway 9.50% 10/1/08                                                          820,000          902,000
Seabulk International 9.50% 8/15/13                                                                 850,000          890,375
                                                                                                               -------------
                                                                                                                   4,302,257
                                                                                                               -------------
Utilities - 8.17%
#Allegheny Energy Supply Statutory Trust 2001 Series B 144A 13.00% 11/15/07                         175,000          184,625
Avista 9.75% 6/1/08                                                                                 725,000          859,415
Calpine 10.50% 5/15/06                                                                            1,065,000        1,033,050
^#Calpine Generating 144A 7.35% 4/1/10                                                              500,000          477,500
Edison Mission Energy 9.875% 4/15/11                                                                820,000          959,400
El Paso Natural Gas 7.625% 8/1/10                                                                   500,000          537,500
El Paso Production Holding 7.75% 6/1/13                                                           1,425,000        1,435,687
Elwood Energy 8.159% 7/5/26                                                                       1,135,938        1,187,055

Midland Funding II 11.75% 7/23/05                                                                   170,354          181,241
Midwest Generation
  8.30% 7/2/09                                                                                    1,075,000        1,128,750
  8.75% 5/1/34                                                                                    1,500,000        1,642,499
+Mirant Americas Generation 7.625% 5/1/06                                                           850,000          756,500
#NRG Energy 144A 8.00% 12/15/13                                                                   1,135,000        1,221,544
Orion Power Holdings 12.00% 5/1/10                                                                  600,000          753,000
PSEG Energy Holdings 7.75% 4/16/07                                                                  500,000          536,250
Reliant Energy 9.50% 7/15/13                                                                        550,000          600,188
Tennessee Gas Pipeline 8.375% 6/15/32                                                               600,000          645,000
+#USGen New England 144A 7.459% 1/2/15                                                              475,000          311,125
                                                                                                               -------------
                                                                                                                  14,450,329
                                                                                                               -------------
TOTAL CORPORATE BONDS (COST $135,656,483)                                                                        137,452,933
                                                                                                               -------------
FOREIGN BONDS - 13.37%
Brazil - 0.88%
*Brazilian Government International Bond 2.063% 4/15/24                                           1,750,000        1,553,300
                                                                                                               -------------
                                                                                                                   1,553,300
                                                                                                               -------------
British Virgin Islands - 0.82%
Chippac International 12.75% 8/1/09                                                               1,355,000        1,441,381
                                                                                                               -------------
                                                                                                                   1,441,381
                                                                                                               -------------
Canada - 3.08%
Bowater 9.00% 8/1/09                                                                              1,595,000        1,765,261
#Hollinger 144A 12.875% 3/1/11                                                                      308,000          352,660
#Jean Coutu Group 144A 8.50% 8/1/14                                                                 800,000          798,000
Rogers Cablesystems 10.00% 3/15/05                                                                  850,000          878,688
^#Secunda International 144A 9.76% 9/1/12                                                           440,000          438,900
Tembec Industries 8.50% 2/1/11                                                                    1,175,000        1,233,750
                                                                                                               -------------
                                                                                                                   5,467,259
                                                                                                               -------------
Cayman Islands - 1.13%
Bluewater Finance 10.25% 2/15/12                                                                  1,025,000        1,117,250
Petrobras International Finance 7.75% 9/15/14                                                       900,000          895,500
                                                                                                               -------------
                                                                                                                   2,012,750
                                                                                                               -------------
Dominican Republic - 0.36%
^Dominican Republic 2.438% 8/30/24                                                                  850,000          633,250
                                                                                                               -------------
                                                                                                                     633,250
                                                                                                               -------------
Ecuador - 1.05%
^Republic of Ecuador 8.00% 8/15/30                                                                2,285,000        1,859,419
                                                                                                               -------------
                                                                                                                   1,859,419
                                                                                                               -------------
France - 0.71%
Rhodia 8.875% 6/1/11                                                                              1,425,000        1,246,875
                                                                                                               -------------
                                                                                                                   1,246,875
                                                                                                               -------------
Guatemala - 0.32%
#Republic of Guatemala 144A 8.125% 10/6/34                                                          550,000          562,375
                                                                                                               -------------
                                                                                                                     562,375
                                                                                                               -------------
Ireland - 0.98%
Smurfit Capital Funding 7.50% 11/20/25                                                            1,725,000        1,725,000
                                                                                                               -------------
                                                                                                                   1,725,000
                                                                                                               -------------
Kazkhastan - 0.50%
#Halyk Savings Bank 144A 8.125% 10/7/09                                                             900,000          890,964
                                                                                                               -------------
                                                                                                                     890,964
                                                                                                               -------------
Liberia - 0.51%
Royal Caribbean Cruises 7.25% 3/15/18                                                               850,000          901,000
                                                                                                               -------------
                                                                                                                     901,000
                                                                                                               -------------
Luxembourg - 0.38%
#BCP Caylux 144A 9.625% 6/15/14                                                                     625,000          678,125
                                                                                                               -------------
                                                                                                                     678,125
                                                                                                               -------------
Marshall Island - 0.70%
OMI 7.625% 12/1/13                                                                                1,200,000        1,237,500
                                                                                                               -------------
                                                                                                                   1,237,500
                                                                                                               -------------
Norway - 0.90%
Petroleum Geo-Services
  8.00% 11/5/06                                                                                     475,649          488,729
  10.00% 11/5/10                                                                                    973,712        1,107,598
                                                                                                               -------------
                                                                                                                   1,596,327
                                                                                                               -------------

Russia - 0.43%
Russian Ministry of Finance 3.00% 5/14/11                                                           950,000          754,996
                                                                                                               -------------
                                                                                                                     754,996
                                                                                                               -------------
Sweden - 0.62%
Stena 9.625% 12/1/12                                                                                980,000        1,098,825
                                                                                                               -------------
                                                                                                                   1,098,825
                                                                                                               -------------
TOTAL FOREIGN BONDS (COST $22,434,959)                                                                            23,659,346
                                                                                                               -------------
MUNICIPAL BONDS- 0.30%
New Jersey Economic Development Authority Continental Airlines Project 6.25%
9/15/29                                                                                             700,000          522,438
                                                                                                               -------------
TOTAL MUNICIPAL BONDS (COST $593,922)                                                                                522,438
                                                                                                               -------------

                                                                                              NUMBER OF
                                                                                              SHARES
                                                                                              -------------
COMMON STOCK- 0.75%
@Kmart Holdings                                                                                       7,750          677,892
MCI                                                                                                   9,040          151,420
@Petroleum Geo-Services ADR                                                                             828           40,407
@XM Satellite Radio Class A                                                                          14,750          457,545
                                                                                                               -------------
TOTAL COMMON STOCK (COST $490,613)                                                                                 1,327,264
                                                                                                               -------------
PREFERRED STOCKS- 0.20%
Alamosa Delaware 7.50%                                                                                  600          352,800
TNP Enterprises PIK 14.50%                                                                                1              849
                                                                                                               -------------
TOTAL PREFERRED STOCKS (COST $195,566)                                                                               353,649
                                                                                                               -------------
WARRANTS- 0.03%
@#American Tower 144A                                                                                   275           51,837
@#Horizon PCS 144A                                                                                    1,050               11
@#Solutia 144A                                                                                          850                9
                                                                                                               -------------
TOTAL WARRANTS (COST $166,630)                                                                                        51,857
                                                                                                               -------------

                                                                                              PRINCIPAL
                                                                                              AMOUNT
                                                                                              (U.S. $)
                                                                                              -------------
REPURCHASE AGREEMENTS - 4.99%
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $4,658,217
 collateralized by $3,995,000 U.S. Treasury
 Bills due 2/24/05, market value $3,965,012 and $794,000
 U.S. Treasury Bills due 3/17/05, market
 value $786,522)                                                                              $   4,657,900        4,657,900

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $4,158,291
 collateralized by $904,000 U.S. Treasury Notes 5.875%
 due 11/15/05, market value $959,718, $1,289,000 U.S. Treasury
 Notes 1.875% due 1/31/06, market value $1,285,061 and
 $1,808,000 U.S. Treasury Notes 5.625% due 5/15/08,
 market value $2,003,332)                                                                         4,158,000        4,158,000
                                                                                                               -------------
TOTAL REPURCHASE AGREEMENTS (COST $8,816,000)                                                                      8,816,000
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES - 97.97%
 (cost $169,356,698)                                                                                             173,241,350

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 2.03%                                                3,586,597
                                                                                                               -------------
NET ASSETS APPLICABLE TO 30,572,663 SHARES OUTSTANDING - 100.00%                                               $ 176,827,947
                                                                                                               -------------

----------
=The security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes".
^Variable Rate Notes - the interest rate shown is the rate as of September 30, 2004. *Step coupon bond.
#Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note #3 in "Notes".
+Non-income producing security. Security is currently in default.
@Non-income producing security for the period ended September 30, 2004.

ADR - American Depositary Receipts
NIM - Net Interest Margin
PIK - Pay-in-kind
REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust - Delaware VIP High Yield Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on all debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes was as follows:

Aggregate cost of investments       $  169,518,301
                                    --------------
Aggregate unrealized appreciation        6,718,762
Aggregate unrealized depreciation       (2,995,713)
                                    --------------
Net unrealized appreciation         $    3,723,049
                                    --------------

For federal income tax purposes, at December 31, 2003, capital loss carryforwards of $52,421,083 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $5,323,536 expires in 2007, $24,445,622 expires in 2008, $18,082,790 expires in 2009 and
$4,569,135 expires in 2010.

3. CREDIT AND MARKET RISKS
The Series invests in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST--DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES

September 30, 2004

                                                                                                               MARKET
                                                                                              NUMBER OF        VALUE
                                                                                              SHARES           (U.S. $)
                                                                                              -------------    -------------
COMMON STOCK- 97.78%**
Australia - 10.54%
Amcor                                                                                               521,524    $   2,712,359
*Coles Myer                                                                                         407,144        2,757,453
Foster's Group                                                                                    1,138,844        3,901,879
National Australia Bank                                                                             189,152        3,696,591
Orica                                                                                                 9,253          115,952
Telstra                                                                                             714,270        2,405,824
*Wesfarmers Limited                                                                                   8,266          191,599
                                                                                                               -------------
                                                                                                                  15,781,657
                                                                                                               -------------
Belgium - 3.36%
Electrabel                                                                                            5,021        1,804,099
+Fortis Group                                                                                       135,692        3,225,653
                                                                                                               -------------
                                                                                                                   5,029,752
                                                                                                               -------------
Finland - 1.17%
UPM-Kymmene                                                                                          92,176        1,755,018
                                                                                                               -------------
                                                                                                                   1,755,018
                                                                                                               -------------
France - 7.13%
Cie de Saint-Gobain                                                                                  59,410        3,049,626
Societe Generale                                                                                     36,086        3,193,340
Total                                                                                                21,797        4,439,787
                                                                                                               -------------
                                                                                                                  10,682,753
                                                                                                               -------------
Germany - 6.39%
Bayer                                                                                               109,664        2,996,459
+Bayerische Hypo-Und Vereinsbank                                                                    115,684        2,209,791
RWE                                                                                                  91,393        4,358,788
                                                                                                               -------------
                                                                                                                   9,565,038
                                                                                                               -------------
Hong Kong - 2.82%
Hong Kong Electric Holdings                                                                         461,500        2,047,679
Wharf Holdings                                                                                      649,285        2,185,640
                                                                                                               -------------
                                                                                                                   4,233,319
                                                                                                               -------------
Italy - 2.99%
Banca Intesa                                                                                      1,178,856        4,480,266
                                                                                                               -------------
                                                                                                                   4,480,266
                                                                                                               -------------
Japan - 15.63%
Canon                                                                                                80,000        3,759,924
*Eisai                                                                                               51,700        1,407,249
Hitachi                                                                                             330,000        1,994,102
Matsushita Electric Industrial                                                                      192,000        2,562,555
Millea Holdings                                                                                         135        1,739,328
Murata Manufacturing                                                                                 51,700        2,486,141
*Takeda Pharmaceutical                                                                              105,400        4,781,564
Toyota Motor                                                                                         87,600        3,354,099
West Japan Railway                                                                                      341        1,330,400
                                                                                                               -------------
                                                                                                                  23,415,362
                                                                                                               -------------
Netherlands - 6.93%
ING Groep                                                                                           162,754        4,107,494
Reed Elsevier                                                                                       176,803        2,277,141
Royal Dutch Petroleum                                                                                77,490        3,991,180
                                                                                                               -------------
                                                                                                                  10,375,815
                                                                                                               -------------
New Zealand - 2.29%
*Telecom Corporation of New Zealand                                                                 859,980        3,423,371
                                                                                                               -------------
                                                                                                                   3,423,371
                                                                                                               -------------
Republic of Korea - 1.75%
POSCO ADR                                                                                            69,171        2,618,122
                                                                                                               -------------
                                                                                                                   2,618,122
                                                                                                               -------------

Singapore - 2.14%
Jardine Matheson Holdings                                                                           100,622        1,418,770
Oversea-Chinese Banking                                                                             215,000        1,787,836
                                                                                                               -------------
                                                                                                                   3,206,606
                                                                                                               -------------
South Africa - 1.68%
Sasol                                                                                               135,219        2,516,431
                                                                                                               -------------
                                                                                                                   2,516,431
                                                                                                               -------------
Spain - 6.61%
Banco Santander Central Hispanoamericano                                                            309,521        3,021,581
*Iberdrola                                                                                          151,941        3,151,469
Telefonica                                                                                          249,440        3,733,144
                                                                                                               -------------
                                                                                                                   9,906,194
                                                                                                               -------------
Taiwan - 0.04%
Chunghwa Telecom ADR                                                                                  3,100           54,591
                                                                                                               -------------
                                                                                                                      54,591
                                                                                                               -------------
United Kingdom - 26.31%
Aviva                                                                                               154,302        1,527,318
BG Group                                                                                            464,132        3,111,719
BOC Group                                                                                            94,664        1,513,429
Boots Group                                                                                         356,751        4,147,715
BP                                                                                                  383,252        3,661,752
Brambles Industries                                                                                 464,496        2,151,754
GKN                                                                                                 426,420        1,657,072
GlaxoSmithKline                                                                                     248,011        5,358,533
GUS                                                                                                  93,795        1,528,389
HBOS                                                                                                283,805        3,838,856
Intercontinental Hotels Group                                                                       241,458        2,748,292
Lloyds TSB Group                                                                                    519,849        4,059,089
Mitchells & Butlers                                                                                 236,933        1,167,250
Rio Tinto                                                                                           109,230        2,937,185
                                                                                                               -------------
                                                                                                                  39,408,353
                                                                                                               -------------
TOTAL COMMON STOCK (COST $117,286,164)                                                                           146,452,648
                                                                                                               -------------

                                                                                              PRINCIPAL
                                                                                              AMOUNT
                                                                                              -------------
REPURCHASE AGREEMENTS - 1.85%
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $1,467,868
 collateralized by $1,258,900 U.S. Treasury
 Bills due 2/24/05, market value $1,249,411 and $250,100
 U.S. Treasury Bills due 3/17/05, market
 value $247,840)                                                                              $   1,467,800        1,467,800

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $1,310,260
 collateralized by $284,800 U.S. Treasury Notes 5.875%
 due 11/15/05, market value $302,416, $406,200 U.S. Treasury
 Notes 1.875% due 1/31/06, market value $404,934, and
 $569,700 U.S. Treasury Notes 5.625% due 5/15/08,
 market value $631,268)                                                                           1,310,200        1,310,200
                                                                                                               -------------
TOTAL REPURCHASE AGREEMENTS (COST $2,778,000)                                                                      2,778,000
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL- 99.63%
 (cost $120,064,164)                                                                                             149,230,648
                                                                                                               -------------
SECURITIES LENDING COLLATERAL*** - 7.18%
Abbey National New York 1.19% 10/15/04                                                              202,079          202,589
Allied Irish Dublin 1.80% 11/10/04                                                                  426,827          426,827
Bank of America 1.65% 10/29/04                                                                      426,851          426,827
Barclays London 1.92% 1/31/05                                                                        85,382           85,365
CDC IXIS 1.49% 11/12/04                                                                             341,540          341,462
Corporate Asset Funding 1.75% 11/8/04                                                               298,541          297,980
Credit Swiss First Boston LLC 1.89% 10/1/04                                                         853,655          853,655
Credit Swiss First Boston NY 1.60% 12/13/04                                                         341,600          341,462
Deutsche Bank Financial 1.95% 2/22/05                                                                85,329           85,409
Fortis Bank London 1.80% 11/10/04                                                                   384,144          384,145
General Electric Capital

  1.59% 10/25/04                                                                                    145,181          145,219
  1.93% 2/3/05                                                                                      128,024          128,168
  1.94% 10/4/04                                                                                     128,088          128,109
Goldman Sachs Group LP
  1.80% 12/21/04                                                                                    196,376          196,340
  2.06% 12/8/04                                                                                     200,609          200,609
Harris Trust and Savings NASS 1.77% 10/18/04                                                        256,097          256,097
HBOS Treasury Services PLC 1.62% 10/29/04                                                           426,857          426,828
Merrill Lynch Mortgage Capital 1.98% 10/12/04                                                       341,462          341,462
Morgan Stanley
  1.88% 10/31/05                                                                                     85,226           85,366
  1.96% 3/10/05                                                                                     341,561          341,462
Pfizer Inc 1.75% 10/31/05                                                                           409,754          409,754
Proctor and Gamble 1.83% 10/31/05                                                                   426,920          426,828
Rabobank 1.90% 3/2/05                                                                               426,833          426,774
Royal Bank of Canada 1.80% 6/27/05                                                                  426,903          426,732
Societe Generale
  1.73% 6/14/05                                                                                     214,193          214,129
  1.96% 12/8/04                                                                                     341,433          341,441
UBS Securities LLC 1.88% 10/1/04                                                                  1,624,315        1,624,315
Union Bank of Switzerland 1.13% 12/20/04                                                            427,357          426,828
Wachovia Bank N.A. 1.94% 11/15/04                                                                   341,473          341,535
Wells Fargo Bank 1.73% 10/31/05                                                                     426,781          426,828
                                                                                                               -------------
TOTAL SECURITIES LENDING COLLATERAL (COST $10,760,545)                                                            10,760,545
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES - 106.81%
 (cost $130,824,709)                                                                                             159,991,193#
                                                                                                               -------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL*** - (7.18%)                                                  (10,760,545)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.37%                                                  549,019
                                                                                                               -------------
NET ASSETS APPLICABLE TO 9,216,749 SHARES OUTSTANDING - 100.00%                                                $ 149,779,667
                                                                                                               -------------

----------
+Non-income producing security for the period ended September 30, 2004. *Fully or partially on loan.
**Securities have been classified by country of origin.
***See Note #4 in "Notes".
#Includes $10,304,219 of securities loaned.
ADR - American Depositary Receipts

--------------------------------------------------------------------------------

NOTES

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP International Value Equity Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2.  INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Aggregate cost of investments                   $  121,441,381
                                                --------------
Aggregate unrealized appreciation                   35,295,243
Aggregate unrealized depreciation                   (7,505,976)
                                                --------------
Net unrealized appreciation                     $   27,789,267
                                                --------------

For federal income tax purposes, at December 31, 2003, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,452,795 expires in 2011.

3. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contracts were outstanding at September 30, 2004:

                                                                  Unrealized
Contract to Deliver        In Exchange for     Settlement Date   Depreciation
------------------------   -----------------   ---------------   ------------
8,685,000 British Pounds   U.S. $ 15,676,425   10/29/04          U.S. $(1,998)

4. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than (102% of the market value of securities issued in the United States and 105% of) the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2004, the market value of securities on loan was $10,304,219, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE VIP TRUST--DELAWARE VIP LARGE CAP VALUE SERIES

September 30, 2004

                                                                                                               MARKET
                                                                                              NUMBER OF        VALUE
                                                                                              SHARES           (U.S. $)
                                                                                              -------------    -------------
COMMON STOCK- 98.81%
Consumer Discretionary - 9.20%
Limited Brands                                                                                      502,300    $  11,196,267
MATTEL                                                                                              518,800        9,405,844
#Penney (J.C.)                                                                                      245,800        8,671,824
                                                                                                               -------------
                                                                                                                  29,273,935
                                                                                                               -------------
Consumer Staples - 8.78%
Archer-Daniels-Midland                                                                              577,900        9,812,742
ConAgra Foods                                                                                       344,100        8,846,811
Kimberly-Clark                                                                                      143,500        9,268,665
                                                                                                               -------------
                                                                                                                  27,928,218
                                                                                                               -------------
Energy - 9.69%
ChevronTexaco                                                                                       200,000       10,728,000
ConocoPhillips                                                                                      120,800       10,008,280
Exxon Mobil                                                                                         208,506       10,077,095
                                                                                                               -------------
                                                                                                                  30,813,375
                                                                                                               -------------
Financials - 21.04%
Allstate                                                                                            203,500        9,765,965
Aon                                                                                                 334,300        9,607,782
Hartford Financial Services                                                                         140,400        8,694,972
Huntington Bancshares                                                                               416,900       10,384,979
Marshall & Ilsley                                                                                   240,500        9,692,150
Wachovia                                                                                            207,800        9,756,210
Washington Mutual                                                                                   231,300        9,039,204
                                                                                                               -------------
                                                                                                                  66,941,262
                                                                                                               -------------
Health Care - 16.53%
Abbott Laboratories                                                                                 225,200        9,539,472
Baxter International                                                                                277,300        8,917,968
Beckman Coulter                                                                                     160,500        9,007,260
Bristol-Myers Squibb                                                                                381,300        9,025,371
Merck                                                                                               197,000        6,501,000
Wyeth                                                                                               256,400        9,589,360
                                                                                                               -------------
                                                                                                                  52,580,431
                                                                                                               -------------
Industrials - 9.25%
Boeing                                                                                              187,400        9,673,588
Burlington Northern Santa Fe                                                                        270,400       10,359,024
Union Pacific                                                                                       160,500        9,405,300
                                                                                                               -------------
                                                                                                                  29,437,912
                                                                                                               -------------
Information Technology - 8.35%
Hewlett-Packard                                                                                     449,000        8,418,750
International Business Machines                                                                     104,900        8,994,126
+Xerox                                                                                              649,100        9,139,328
                                                                                                               -------------
                                                                                                                  26,552,204
                                                                                                               -------------
Materials - 3.24%
Weyerhaeuser                                                                                        155,200       10,317,696
                                                                                                               -------------
                                                                                                                  10,317,696
                                                                                                               -------------
Telecommunication Services - 6.52%
SBC Communications                                                                                  396,724       10,294,988
Verizon Communications                                                                              265,700       10,463,266
                                                                                                               -------------
                                                                                                                  20,758,254
                                                                                                               -------------
Utilities - 6.21%
Energy East                                                                                         385,100        9,696,818
FPL Group                                                                                           147,400       10,070,368
                                                                                                               -------------
                                                                                                                  19,767,186
                                                                                                               -------------
TOTAL COMMON STOCK (COST $298,063,937)                                                                           314,370,473
                                                                                                               -------------

                                                                                              PRINCIPAL
                                                                                              AMOUNT
                                                                                              -------------
REPURCHASE AGREEMENTS - 1.02%
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $1,707,080
 collateralized by $1,464,000 U.S. Treasury
 Bills due 2/24/05, market value $1,453,148 and $291,000
 U.S. Treasury Bills due 3/17/05, market
 value $288,254)                                                                              $   1,707,000        1,707,000

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $1,524,070
 collateralized by $331,000 U.S. Treasury Notes 5.875%
 due 11/15/05, market value $351,730, $472,000 U.S. Treasury
 Notes 1.875% due 1/31/06, market value $470,965, and
 $663,000 U.S. Treasury Notes 5.625% due 5/15/08,
 market value $734,207)                                                                           1,524,000        1,524,000
                                                                                                               -------------
TOTAL REPURCHASE AGREEMENTS (COST $3,231,000)                                                                      3,231,000
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 99.83%
 (cost $301,294,937)                                                                                             317,601,473

SECURITIES LENDING COLLATERAL**- 4.99%
Abbey National New York 1.19% 10/15/04                                                              298,111          298,864
Allied Irish Dublin 1.80% 11/10/04                                                                  629,665          629,665
Bank of America 1.65% 10/29/04                                                                      629,701          629,666
Barclays London 1.92% 1/31/05                                                                       125,958          125,933
CDC IXIS 1.49% 11/12/04                                                                             503,847          503,733
Corporate Asset Funding 1.75% 11/8/04                                                               440,415          439,588
Credit Swiss First Boston LLC 1.89% 10/1/04                                                       1,259,332        1,259,332
Credit Swiss First Boston NY 1.60% 12/13/04                                                         503,936          503,733
Deutsche Bank Financial 1.95% 2/22/05                                                               125,879          125,997
Fortis Bank London 1.80% 11/10/04                                                                   566,699          566,699
General Electric Capital
  1.59% 10/25/04                                                                                    214,174          214,230
  1.93% 2/3/05                                                                                      188,864          189,076
  1.94% 10/4/04                                                                                     188,959          188,989
Goldman Sachs Group LP
  1.80% 12/21/04                                                                                    289,698          289,646
  2.06% 12/8/04                                                                                     295,943          295,943
Harris Trust and Savings NASS 1.77% 10/18/04                                                        377,800          377,800
HBOS Treasury Services PLC 1.62% 10/29/04                                                           629,710          629,666
Merrill Lynch Mortgage Capital 1.98% 10/12/04                                                       503,733          503,733
Morgan Stanley
  1.88% 10/31/05                                                                                    125,728          125,933
  1.96% 3/10/05                                                                                     503,878          503,733
Pfizer Inc 1.75% 10/31/05                                                                           604,479          604,479
Proctor and Gamble 1.83% 10/31/05                                                                   629,803          629,666
Rabobank 1.90% 3/2/05                                                                               629,674          629,587
Royal Bank of Canada 1.80% 6/27/05                                                                  629,777          629,525
Societe Generale
  1.73% 6/14/05                                                                                     315,983          315,889
  1.96% 12/8/04                                                                                     503,690          503,701
UBS Securities LLC 1.88% 10/1/04                                                                  2,396,227        2,396,227
Union Bank of Switzerland 1.13% 12/20/04                                                            630,447          629,666
Wachovia Bank N.A. 1.94% 11/15/04                                                                   503,748          503,841
Wells Fargo Bank 1.73% 10/31/05                                                                     629,597          629,666
                                                                                                               -------------
TOTAL SECURITIES LENDING COLLATERAL (cost $15,874,206)                                                            15,874,206
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES - 104.82%
 (cost $317,169,143)                                                                                             333,475,680#

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**- (4.99%)                                                    (15,874,206)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.17%                                                  544,174
                                                                                                               -------------
NET ASSETS APPLICABLE TO 18,823,128 SHARES OUTSTANDING - 100.00%                                               $ 318,145,647
                                                                                                               -------------

----------
+ Non-income producing security for the period ended September 30, 2004.
* Fully or partially on loan.
**See Note #3 in "Notes".
#Includes $15,680,748 of securities loaned.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust--Delaware VIP Large Cap Value Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and unrealized appreciation (depreciation) for the Series for federal income tax purposes were as follows:

Aggregate Cost of Investment        $  303,312,228
                                    --------------
Aggregate Unrealized Appreciation       22,231,384
Aggregate Unrealized Depreciation       (7,942,139)
                                    --------------
Net Unrealized Appreciation         $   14,289,245
                                    --------------

For federal income tax purposes, at December 31, 2003, capital loss carryforwards of $64,509,719 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,345,618 expires in 2006, $4,548,127 expires in 2007, $41,247,008 expires in 2008,
$3,876,264 expires in 2009, $7,139,658 expires in 2010 and $5,353,044 expires in
2011.

3. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series record security lending income net of such allocation.

At September 30, 2004, the market value of securities on loan was $15,680,748, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral".

STATEMENT OF NET ASSETS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES

September 30, 2004

                                                                                              NUMBER OF        MARKET
                                                                                              SHARES           VALUE
                                                                                              -------------    -------------
COMMON STOCK- 96.83%
Diversified REITs - 5.06%
Vornado Realty Trust                                                                                488,600    $  30,625,448
                                                                                                               -------------
                                                                                                                  30,625,448
                                                                                                               -------------
Healthcare REITs - 1.83%
+#Medical Properties Trust 144A                                                                     375,000        3,750,000
Nationwide Health Properties                                                                        352,400        7,312,300
                                                                                                               -------------
                                                                                                                  11,062,300
                                                                                                               -------------
Hotel REITs - 4.45%
Hersha Hospitality Trust                                                                            823,100        7,737,140
Host Marriott                                                                                       426,200        5,979,586
LaSalle Hotel Properties                                                                            477,300       13,173,480
                                                                                                               -------------
                                                                                                                  26,890,206
                                                                                                               -------------
Industrial REITs - 6.23%
AMB Property                                                                                        278,690       10,317,104
First Potomac Realty Trust                                                                          198,600        4,103,076
ProLogis                                                                                            660,500       23,276,020
                                                                                                               -------------
                                                                                                                  37,696,200
                                                                                                               -------------
Mall REITs - 17.24%
CBL & Associates Properties                                                                         258,100       15,731,195
General Growth Properties                                                                           767,300       23,786,300
Mills                                                                                               265,600       13,776,672
Rouse                                                                                               270,000       18,057,600
Simon Property Group                                                                                613,550       32,904,687
                                                                                                               -------------
                                                                                                                 104,256,454
                                                                                                               -------------
Manufactured Housing REITs - 1.35%
Sun Communities                                                                                     208,060        8,153,871
                                                                                                               -------------
                                                                                                                   8,153,871
                                                                                                               -------------
Mortgage REITs - 5.09%
+#Fieldstone Investments Corporate 144A                                                             509,500        8,661,500
+HomeBanc                                                                                           268,300        2,414,700
+#KKR Financial 144A                                                                                787,000        8,066,750
New Century Financial                                                                                48,800        3,035,848
+Saxon Capital                                                                                      233,900        5,028,850
Sunset Financial Resources                                                                          332,400        3,546,708
                                                                                                               -------------
                                                                                                                  30,754,356
                                                                                                               -------------
Multifamily REITs - 11.52%
+BRE Properties Class A                                                                             541,000       20,747,350
Camden Property Trust                                                                               182,500        8,431,500
Equity Residential                                                                                  591,500       18,336,500
Home Properties                                                                                     225,400        8,916,824
United Dominion Realty Trust                                                                        667,200       13,230,576
                                                                                                               -------------
                                                                                                                  69,662,750
                                                                                                               -------------
Office REITs - 21.94%
Alexandria Real Estate Equities                                                                     250,870       16,487,176
American Financial Realty Trust                                                                     684,400        9,656,884
Brandywine Realty Trust                                                                             396,300       11,286,624
CarrAmerica Realty                                                                                  741,080       24,233,316
Equity Office Properties Trust                                                                    1,252,411       34,128,200
Prentiss Properties Trust                                                                           608,380       21,901,680
SL Green Realty                                                                                     288,790       14,962,210
                                                                                                               -------------
                                                                                                                 132,656,090
                                                                                                               -------------
Office/Industrial REITs - 8.45%
Duke Realty                                                                                         567,600       18,844,320
Liberty Property Trust                                                                              287,960       11,472,326
Reckson Associates Realty                                                                           722,390       20,768,713
                                                                                                               -------------
                                                                                                                  51,085,359
                                                                                                               -------------

Real Estate Operating Companies - 2.83%
Starwood Hotels & Resorts Worldwide                                                                 369,300       17,142,906
                                                                                                               -------------
                                                                                                                  17,142,906
                                                                                                               -------------
Retail Strip Centers REITs - 10.45%
Developers Diversified Realty                                                                       399,600       15,644,340
Federal Realty Investment Trust                                                                     355,800       15,655,200
Kite Realty Group Trust                                                                             740,200        9,733,630
Ramco-Gershenson Properties                                                                         431,700       11,690,436
Regency Centers                                                                                     225,500       10,483,495
                                                                                                               -------------
                                                                                                                  63,207,101
                                                                                                               -------------
Self-Storage REITs - 0.39%
Extra Space Storage                                                                                 185,000        2,358,750
                                                                                                               -------------
                                                                                                                   2,358,750
                                                                                                               -------------
TOTAL COMMON STOCK (COST $497,520,414)                                                                           585,551,791
                                                                                                               -------------

                                                                                              PRINCIPAL
                                                                                              AMOUNT
                                                                                              -------------
REPURCHASE AGREEMENTS- 8.07%
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $25,791,218
 collateralized by $22,119,700 U.S. Treasury
 Bills due 2/24/05, market value $21,953,737 and $4,394,000
 U.S. Treasury Bills due 3/17/05, market value $4,354,864)                                    $  25,790,000    $  25,790,000

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $23,024,074
 collateralized by $5,005,000 U.S. Treasury Notes 5.875%
 due 11/15/05, market value $5,313,830, $7,138,000 U.S. Treasury Notes 1.875%
 due 1/31/06, market value $7,115,207, and $10,010,000 U.S. Treasury
 Notes 5.625% due 5/15/08, market value $11,092,180)                                             23,023,000       23,023,000
                                                                                                               -------------
TOTAL REPURCHASE AGREEMENTS (COST $48,813,000)                                                                    48,813,000
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES - 104.90%
 (cost $546,333,414)                                                                                             634,364,791

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (4.90%)                                            (29,609,070)
                                                                                                               -------------
NET ASSETS APPLICABLE TO 36,210,785 SHARES OUTSTANDING - 100.00%                                               $ 604,755,721
                                                                                                               -------------

----------
+Non-income producing security for the period ended September 30, 2004. #Security exempt from registration under rule 144A of the Securities Act of 1933.
  See Note 3 in "Notes".

REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP REIT Series (The "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2. INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes was as follows:

Aggregate cost of investments       $  546,487,603
                                    --------------
Aggregate unrealized appreciation       89,696,584
Aggregate unrealized depreciation       (1,819,396)
                                    --------------
Net unrealized appreciation         $   87,877,188
                                    --------------

3. CREDIT AND MARKET RISK
The Series may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as the result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series had no direct holdings in real estate during the period. The Series is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a Series that invests in a broader range of industries.

STATEMENT OF NET ASSETS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES

September 30, 2004

                                                                                              NUMBER OF        MARKET
                                                                                              SHARES           VALUE
                                                                                              -------------    -------------
COMMON STOCK- 93.91%
Banking & Finance - 11.09%
+Ameritrade Holding                                                                                  56,200    $     674,962
+CapitalSource                                                                                       26,300          587,542
City National                                                                                         4,500          292,275
+ETrade Financial                                                                                    22,200          253,524
Lehman Brothers Holdings                                                                              4,900          390,628
Westcorp                                                                                             10,600          450,712
                                                                                                               -------------
                                                                                                                   2,649,643
                                                                                                               -------------
Business Services - 13.64%
Cendant                                                                                              34,500          745,200
Certegy                                                                                               6,900          256,749
Eaton Vance                                                                                          14,300          577,577
+Fisher Scientific International                                                                     11,500          670,795
Manpower                                                                                             11,100          493,839
+United Rentals                                                                                      32,400          514,836
                                                                                                               -------------
                                                                                                                   3,258,996
                                                                                                               -------------
Chemicals - 2.33%
duPont (E.I.) deNemours                                                                              13,000          556,400
                                                                                                               -------------
                                                                                                                     556,400
                                                                                                               -------------
Consumer Durables - 3.18%
Petsmart                                                                                             12,100          343,519
+Williams-Sonoma                                                                                     11,100          416,805
                                                                                                               -------------
                                                                                                                     760,324
                                                                                                               -------------
Consumer Non-Durables - 5.49%
+Bed Bath & Beyond                                                                                   10,600          393,366
Gap                                                                                                  12,100          226,270
Staples                                                                                              23,100          688,842
                                                                                                               -------------
                                                                                                                   1,308,478
                                                                                                               -------------
Consumer Services - 9.50%
+Ask Jeeves                                                                                          12,200          399,062
Marriott International Class A                                                                       11,200          581,952
+Mediacom Communications                                                                             58,300          380,699
Royal Caribbean Cruises                                                                              12,500          545,000
Starwood Hotels & Resorts Worldwide                                                                   7,800          362,076
                                                                                                               -------------
                                                                                                                   2,268,789
                                                                                                               -------------
Healthcare/Devices - 0.56%
+Conceptus                                                                                           14,500          134,415
                                                                                                               -------------
                                                                                                                     134,415
                                                                                                               -------------
Healthcare/Other - 3.52%
+Anthem                                                                                               4,400          383,900
UnitedHealth Group                                                                                    6,200          457,188
                                                                                                               -------------
                                                                                                                     841,088
                                                                                                               -------------
Healthcare/Pharmaceuticals - 21.42%
+Biogen Idec                                                                                          7,100          434,307
+Chiron                                                                                              11,900          525,980
+CV Therapeutics                                                                                     31,000          387,500
+First Horizon Pharmaceutical                                                                        26,500          530,265
GlaxoSmithKline ADR                                                                                  13,200          577,236
+Invitrogen                                                                                           4,400          241,956
+MannKind                                                                                            12,200          244,488
Medicis Pharmaceutical Class A                                                                        9,800          382,592
+Nektar Therapeutics                                                                                 26,400          382,272
+Pain Therapeutics                                                                                   44,400          319,236
Pfizer                                                                                               15,800          483,480
+Protein Design Labs                                                                                 30,900          605,022
                                                                                                               -------------
                                                                                                                   5,114,334
                                                                                                               -------------

Insurance - 5.01%
PartnerRe                                                                                            14,200          776,598
Radian Group                                                                                          9,100          420,693
                                                                                                               -------------
                                                                                                                   1,197,291
                                                                                                               -------------
Technology - 12.64%
Analog Devices                                                                                       11,400          442,092
+ASML Holding                                                                                        26,200          337,194
+#Convera Restricted                                                                                 31,900          117,711
+EMC                                                                                                 47,100          543,534
+#EOS International Restricted                                                                      212,900            2,129
Henry (Jack) & Associates                                                                            25,500          478,635
+Mercury Interactive                                                                                 15,700          547,616
+Micrel                                                                                              19,700          205,077
+Red Hat                                                                                             28,200          345,168
                                                                                                               -------------
                                                                                                                   3,019,156
                                                                                                               -------------
Telecommunications - 4.08%
+Amdocs Limited                                                                                      10,800          235,764
+Cisco Systems                                                                                       21,100          381,910
+Network Appliance                                                                                   15,500          356,500
                                                                                                               -------------
                                                                                                                     974,174
                                                                                                               -------------
Transportation - 1.45%
+Marten Transport                                                                                    19,850          346,780
                                                                                                               -------------
                                                                                                                     346,780
                                                                                                               -------------
TOTAL COMMON STOCK (COST $20,091,847)                                                                             22,429,868
                                                                                                               -------------

                                                                                              PRINCIPAL
                                                                                              AMOUNT
                                                                                              -------------
REPURCHASE AGREEMENTS- 6.81%
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $860,041
 collateralized by $737,000 U.S. Treasury
 Bills due 2/24/05, market value $731,746 and $146,000
 U.S. Treasury Bills due 3/17/05, market value $145,153)                                      $     860,000    $     860,000

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $767,036
 collateralized by $167,000 U.S. Treasury Notes 5.875%
 due 11/15/05, market value $177,117, $238,000 U.S. Treasury Notes 1.875%
 due 1/31/06, market value $237,159, and $334,000 U.S. Treasury
 Notes 5.625% due 5/15/08, market value $369,717)                                                   767,000          767,000
                                                                                                               -------------
TOTAL REPURCHASE AGREEMENTS (COST $1,627,000)                                                                      1,627,000
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES - 100.72%
 (cost $21,718,847)                                                                                               24,056,868

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.72%)                                               (171,017)
                                                                                                               -------------
NET ASSETS APPLICABLE TO 3,203,905 SHARES OUTSTANDING - 100.00%                                                $  23,885,851
                                                                                                               -------------

----------
+Non-income producing security for the period ended September 30, 2004. #Restricted Security - This security is being fair valued in accordance with the Series' fair valuation policy. See Note #1 and Note # 3 in "Notes".

ADR - American Depositary Receipts

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Select Growth Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes was as follows:

Aggregate cost of investments       $   22,230,713
                                    --------------
Aggregate unrealized appreciation        3,130,707
Aggregate unrealized depreciation       (1,304,552)
                                    --------------
Net unrealized appreciation         $    1,826,155
                                    --------------

For federal income tax purposes, at December 31, 2003, capital loss carryforwards of $55,649,861 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration                      Amount
------------------                  --------------
      2008                          $   10,588,983
      2009                              30,958,389
      2010                              10,812,739
      2011                               3,289,750

3. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or dependence on narrow product lines.

The Series may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2004, the aggregate amount of the restricted securities equals $119,840, or 0.5% of the Series' net assets.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES

September 30, 2004

                                                                                              NUMBER OF        MARKET
                                                                                              SHARES           VALUE
                                                                                              -------------    -------------
COMMON STOCK- 92.92%
Aerospace & Defense - 1.47%
+Herley Industries                                                                                  196,600    $   3,674,454
+United Defense Industries                                                                          134,400        5,374,656
                                                                                                               -------------
                                                                                                                   9,049,110
                                                                                                               -------------
Banking & Finance - 9.79%
*Boston Private Financial Holdings                                                                  267,200        6,669,312
Colonial BancGroup                                                                                  426,000        8,711,700
*Commercial Federal                                                                                 200,200        5,401,396
Compass Bancshares                                                                                  125,600        5,503,792
First Republic Bank                                                                                 143,900        6,619,400
*Greater Bay Bancorp                                                                                245,500        7,058,125
MAF Bancorp                                                                                         139,000        5,995,070
*Provident Bankshares                                                                               192,800        6,468,440
Republic Bancorp                                                                                    250,750        3,861,550
+Sterling Financial                                                                                 117,647        4,145,880
                                                                                                               -------------
                                                                                                                  60,434,665
                                                                                                               -------------
Basic Industry/Capital Goods - 12.53%
*Arch Coal                                                                                          197,500        7,009,275
Crane                                                                                               171,900        4,971,348
*Federal Signal                                                                                     119,300        2,216,594
*+Griffon                                                                                           361,530        7,628,283
Harsco                                                                                              124,300        5,581,070
*+Insituform Technologies Class A                                                                   148,100        2,765,027
+Jacobs Engineering Group                                                                            89,300        3,419,297
*Kaydon                                                                                             212,000        6,099,240
Mueller Industries                                                                                  104,900        4,505,455
*Smith (A.O.)                                                                                        88,350        2,151,323
+Terex                                                                                               95,400        4,140,360
*Texas Industries                                                                                   155,600        8,004,063
St. Joe                                                                                             130,700        6,243,539
*Universal Forest Products                                                                           63,300        2,164,860
Wabtec                                                                                              313,000        5,849,970
*Walter Industries                                                                                  286,200        4,584,924
                                                                                                               -------------
                                                                                                                  77,334,628
                                                                                                               -------------
Building & Materials - 2.48%
KB HOME                                                                                              90,500        7,646,345
*Thor Industries                                                                                    186,700        4,941,949
*+WCI Communities                                                                                   116,300        2,709,790
                                                                                                               -------------
                                                                                                                  15,298,084
                                                                                                               -------------
Business Services - 1.98%
Brinks                                                                                              227,600        6,866,692
+United Stationers                                                                                  124,100        5,385,940
                                                                                                               -------------
                                                                                                                  12,252,632
                                                                                                               -------------
Cable, Media & Publishing - 0.40%
Belo Class A                                                                                        109,300        2,463,622
                                                                                                               -------------
                                                                                                                   2,463,622
                                                                                                               -------------
Chemicals - 3.84%
*Fuller (H.B)                                                                                       161,100        4,414,140
*MacDermid                                                                                          218,900        6,339,344
+PolyOne                                                                                            538,000        4,045,760
Spartech                                                                                            175,700        4,410,070
+Westlake Chemical                                                                                  202,000        4,504,600
                                                                                                               -------------
                                                                                                                  23,713,914
                                                                                                               -------------
Computers & Technology - 6.61%
*+Bell Microproducts                                                                                355,800        2,761,008
+Datastream Systems                                                                                 454,200        2,938,674
*+Entegris                                                                                          461,000        3,844,740
+Insight Enterprises                                                                                265,300        4,467,652
+International Rectifier                                                                            135,500        4,647,650

+Overland Storage                                                                                   287,200        4,017,928
*+Photronics                                                                                        136,100        2,261,982
QAD                                                                                                 267,000        1,860,990
+Storage Technology                                                                                 235,400        5,946,204
*+SYNNEX                                                                                            225,800        3,996,660
+Tech Data                                                                                          104,700        4,036,185
                                                                                                               -------------
                                                                                                                  40,779,673
                                                                                                               -------------
Consumer Products - 2.30%
Bunge Limited                                                                                       158,400        6,332,832
+Constellation Brands                                                                               206,800        7,870,808
                                                                                                               -------------
                                                                                                                  14,203,640
                                                                                                               -------------
Electronics & Electrical Equipment - 3.17%
+Checkpoint Systems                                                                                 282,400        4,396,968
*+Plexus                                                                                            366,600        4,047,264
Symbol Technologies                                                                                 362,900        4,587,056
+Technitrol                                                                                         334,900        6,530,550
                                                                                                               -------------
                                                                                                                  19,561,838
                                                                                                               -------------
Energy - 9.39%
*+Energy Partners                                                                                   410,100        6,676,428
+FMC Technologies                                                                                   177,400        5,925,160
*+Grey Wolf                                                                                         978,000        4,782,420
*+Magnum Hunter Resources                                                                           607,900        7,015,166
+Newfield Exploration                                                                               149,400        9,149,256
*+Newpark Resources                                                                                 821,500        4,929,000
*Southwest Gas                                                                                      206,800        4,952,860
W-H Energy                                                                                          307,500        6,380,625
+Whiting Petroleum                                                                                  267,800        8,141,120
                                                                                                               -------------
                                                                                                                  57,952,035
                                                                                                               -------------
Environmental Services - 0.64%
+Casella Waste Systems                                                                              334,000        3,954,560
                                                                                                               -------------
                                                                                                                   3,954,560
                                                                                                               -------------
Healthcare & Pharmaceuticals - 6.03%
*+Alderwoods Group                                                                                  453,700        4,459,871
+America Service Group                                                                              116,800        4,793,472
Arrow International                                                                                 120,500        3,602,950
+Genesis HealthCare                                                                                 113,700        3,457,617
*+Kindred Healthcare                                                                                184,900        4,511,560
+Ocular Sciences                                                                                     68,400        3,281,148
*Owens & Minor                                                                                      229,800        5,836,920
*+RehabCare Group                                                                                   146,700        3,378,501
+Service Corporation International                                                                  622,500        3,865,725
                                                                                                               -------------
                                                                                                                  37,187,764
                                                                                                               -------------
Insurance - 3.90%
*AmerUs Group                                                                                       173,800        7,125,800
Berkley (W.R.)                                                                                      198,975        8,388,786
*Harleysville Group                                                                                 161,500        3,336,590
Platinum Underwriters Holdings                                                                      178,300        5,220,624
                                                                                                               -------------
                                                                                                                  24,071,800
                                                                                                               -------------
Metals & Mining - 2.38%
*Gibraltar Steel                                                                                    171,600        6,205,056
*+Golden Star Resources                                                                             652,500        3,438,675
*+Meridian Gold                                                                                     300,700        5,027,704
                                                                                                               -------------
                                                                                                                  14,671,435
                                                                                                               -------------
Packaging & Containers - 1.64%
+Crown Holdings                                                                                     417,900        4,308,549
+Pactiv                                                                                             249,500        5,800,875
                                                                                                               -------------
                                                                                                                  10,109,424
                                                                                                               -------------
Paper & Forest Products - 1.51%
*Louisiana-Pacific                                                                                  220,200        5,714,190
Wausau-Mosinee Paper                                                                                216,200        3,599,730
                                                                                                               -------------
                                                                                                                   9,313,920
                                                                                                               -------------
REITs - 3.83%
Ashford Hospitality Trust                                                                           254,000        2,387,600
Camden Property Trust                                                                               140,600        6,495,720
*Highland Hospitality                                                                               364,100        4,150,740
Prentiss Properties Trust                                                                           159,500        5,742,000
Reckson Associates Realty                                                                           169,300        4,867,375
                                                                                                               -------------
                                                                                                                  23,643,435
                                                                                                               -------------
Retail - 7.30%
+AnnTaylor Stores                                                                                   259,700        6,076,980

Cato Class A                                                                                        295,200        6,568,200
+Department 56                                                                                      128,800        2,099,440
*+Electronics Boutique Holdings                                                                     219,200        7,474,720
*+Jo-Ann Stores                                                                                     116,155        3,256,986
*Oakley                                                                                             235,200        2,798,880
Pier 1 Imports                                                                                      347,900        6,290,032
*+ShopKo Stores                                                                                     214,700        3,737,927
*+Sports Authority                                                                                  114,418        2,654,498
+Take-Two Interactive Software                                                                      124,300        4,083,255
                                                                                                               -------------
                                                                                                                  45,040,918
                                                                                                               -------------
Telecommunications - 0.97%
+NETGEAR                                                                                            489,900        5,986,578
                                                                                                               -------------
                                                                                                                   5,986,578
                                                                                                               -------------
Textiles, Apparel & Furniture - 4.94%
+Carter's                                                                                            62,300        1,725,087
*Furniture Brands International                                                                     243,000        6,094,440
*K-Swiss                                                                                            272,700        5,249,475
Kellwood                                                                                            153,700        5,602,365
*Phillips-Van Heusen                                                                                137,100        3,054,588
Reebok International                                                                                113,400        4,164,048
Wolverine World Wide                                                                                182,600        4,601,520
                                                                                                               -------------
                                                                                                                  30,491,523
                                                                                                               -------------
Transportation & Shipping - 3.97%
Alexander & Baldwin                                                                                 246,200        8,356,028
*+Continental Airlines Class B                                                                      185,500        1,580,460
*+Kirby                                                                                             147,000        5,902,050
+SCS Transportation                                                                                  84,100        1,592,854
*SkyWest                                                                                            129,100        1,942,955
+Yellow Roadway                                                                                     108,700        5,096,943
                                                                                                               -------------
                                                                                                                  24,471,290
                                                                                                               -------------
Utilities - 1.85%
*Black Hills                                                                                         70,600        1,961,268
+El Paso Electric                                                                                   255,500        4,105,885
PNM Resources                                                                                       237,350        5,342,749
                                                                                                               -------------
                                                                                                                  11,409,902
                                                                                                               -------------
TOTAL COMMON STOCK (COST $476,663,494)                                                                           573,396,390
                                                                                                               -------------

                                                                                              NUMBER OF
                                                                                              SHARES
                                                                                              -------------
EXCHANGE TRADED FUNDS- 1.47%
*iShares Russell 2000 Value Index Fund                                                               52,900        9,051,190
                                                                                                               -------------
TOTAL EXCHANGE TRADED FUNDS (COST $7,446,677)                                                                      9,051,190
                                                                                                               -------------
WARRANT- 0.00%
+Magnum Hunter Resources                                                                             34,780           14,260
                                                                                                               -------------
TOTAL WARRANT (COST $0)                                                                                               14,260
                                                                                                               -------------

                                                                                              PRINCIPAL
                                                                                              AMOUNT
                                                                                              -------------
REPURCHASE AGREEMENTS - 5.51 %
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $17,953,836
 collateralized by $15,398,000 U.S. Treasury
 Bills due 2/24/05, market value $15,282,118 and $3,059,000
 U.S. Treasury Bills due 3/17/05, market value $3,031,445                                     $  17,953,000       17,953,000

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $16,026,738
 collateralized by $3,484,000 U.S. Treasury Notes 5.875%
 due 11/15/05, market value $3,698,987, $4,969,000 U.S. Treasury
 Notes 1.875% due 1/31/06, market value $4,952,935 and
 $6,968,000 U.S. Treasury Notes 5.625% due 5/15/08,
 market value $7,721,328                                                                         16,026,000       16,026,000
                                                                                                               -------------
TOTAL REPURCHASE AGREEMENTS (COST $33,979,000)                                                                    33,979,000
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 99.90%
 (cost $518,089,171)                                                                                             616,440,840
                                                                                                               -------------

SECURITIES LENDING COLLATERAL** - 19.83%
Abbey National New York 1.19% 10/15/04                                                            2,297,411        2,303,213
Allied Irish Dublin 1.80% 11/10/04                                                                4,852,550        4,852,556
Bank of America 1.65% 10/29/04                                                                    4,852,828        4,852,556
Barclays London 1.92% 1/31/05                                                                       970,670          970,511
CDC IXIS 1.49% 11/12/04                                                                           3,882,929        3,882,045
Corporate Asset Funding 1.75% 11/8/04                                                             3,394,085        3,387,707
Credit Swiss First Boston LLC 1.89% 10/1/04                                                       9,705,112        9,705,111
Credit Swiss First Boston NY 1.60% 12/13/04                                                       3,883,613        3,882,044
Deutsche Bank Financial 1.95% 2/22/05                                                               970,091          971,005
Fortis Bank London 1.80% 11/10/04                                                                 4,367,295        4,367,300
General Electric Capital
  1.59% 10/25/04                                                                                  1,650,542        1,650,976
  1.93% 2/3/05                                                                                    1,455,495        1,457,125
  1.94% 10/4/04                                                                                   1,456,222        1,456,457
Goldman Sachs Group LP
  1.80% 12/21/04                                                                                  2,232,574        2,232,176
  2.06% 12/8/04                                                                                   2,280,701        2,280,701
Harris Trust and Savings NASS 1.77% 10/18/04                                                      2,911,537        2,911,534
HBOS Treasury Services PLC 1.62% 10/29/04                                                         4,852,896        4,852,556
Merrill Lynch Mortgage Capital 1.98% 10/12/04                                                     3,882,045        3,882,045
Morgan Stanley
  1.88% 10/31/05                                                                                    968,930          970,511
  1.96% 3/10/05                                                                                   3,883,168        3,882,045
Pfizer Inc 1.75% 10/31/05                                                                         4,658,454        4,858,454
Proctor and Gamble 1.83% 10/31/05                                                                 4,853,612        4,852,556
Rabobank 1.90% 3/2/05                                                                             4,852,619        4,851,949
Royal Bank of Canada 1.80% 6/27/05                                                                4,853,414        4,851,473
Societe Generale
  1.73% 6/14/05                                                                                   2,435,141        2,434,415
  1.96% 12/8/04                                                                                   3,881,712        3,881,802
UBS Securities LLC 1.88% 10/1/04                                                                 18,466,659       18,466,659
Union Bank of Switzerland 1.13% 12/20/04                                                          4,858,576        4,852,556
Wachovia Bank N.A. 1.94% 11/15/04                                                                 3,882,166        3,882,879
Wells Fargo Bank 1.73% 10/31/05                                                                   4,852,028        4,852,556
                                                                                                               -------------
TOTAL SECURITIES LENDING COLLATERAL (COST $122,355,473)                                                          122,355,473
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES - 119.73%
 (COST $640,444,644)                                                                                             738,796,313#

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL** - (19.83%)                                                 (122,355,473)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.10%                                                  625,337
                                                                                                               -------------
NET ASSETS APPLICABLE TO 23,143,140 SHARES OUTSTANDING - 100.00%                                               $ 617,066,177
                                                                                                               -------------

----------
*Fully or partially on loan. ** See Note #3 in "Notes."
+Non-income producing security for the period ended September 30, 2004. #Includes $121,320,109 of securities loaned.

REITs- Real Estate Investment Trust

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Small Cap Value Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2.  INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Aggregate cost of investments       $  518,089,171
                                    --------------
Aggregate unrealized appreciation      114,804,458
Aggregate unrealized depreciation      (16,524,079)
                                    --------------
Net unrealized appreciation         $   98,280,379
                                    --------------

3. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation. At September 30, 2004, the market value of securities on loan was $121,320,109, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISK
The Series invests in a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in large companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES

September 30, 2004

                                                                                              NUMBER OF        MARKET
                                                                                              SHARES           VALUE
                                                                                              -------------    -------------
COMMON STOCK- 95.62%
Banking & Finance - 8.74%
*+CapitalSource                                                                                     170,700    $   3,813,438
City National                                                                                       147,100        9,554,145
Cullen/Frost Bankers                                                                                266,400       12,379,608
*Downey Financial                                                                                   135,100        7,425,096
*First Niagara Financial Group                                                                      228,944        3,063,271
Sovereign Bancorp                                                                                   216,900        4,732,758
Webster Financial                                                                                   133,900        6,613,321
Westcorp                                                                                             72,900        3,099,708
                                                                                                               -------------
                                                                                                                  50,681,345
                                                                                                               -------------
Basic Industry/Capital Goods - 4.70%
+Mettler-Toledo International                                                                       252,200       11,908,884
*MSC Industrial Direct Class A                                                                      319,900       10,902,192
+Paxar                                                                                              197,300        4,474,764
                                                                                                               -------------
                                                                                                                  27,285,840
                                                                                                               -------------
Business Services - 11.18%
*+Advisory Board                                                                                    312,400       10,496,640
*+Bright Horizons Family Solutions                                                                  143,700        7,801,473
+Digital Insight                                                                                    194,500        2,651,035
*+Fisher Scientific International                                                                   257,100       14,996,643
+Monster Worldwide                                                                                  402,400        9,915,136
*+Resources Connection                                                                              203,700        7,695,786
+Sirva                                                                                              340,400        7,795,160
+Standard Parking                                                                                   125,300        1,617,623
+United Rentals                                                                                     116,600        1,852,774
                                                                                                               -------------
                                                                                                                  64,822,270
                                                                                                               -------------
Consumer Durables - 1.75%
*Gentex                                                                                             288,200       10,124,466
                                                                                                               -------------
                                                                                                                  10,124,466
                                                                                                               -------------
Consumer Non-Durables - 9.83%
+Carter's                                                                                           261,400        7,238,166
+Coach                                                                                              464,900       19,721,058
*+Conn's                                                                                             89,800        1,255,404
*+Cost Plus                                                                                         296,825       10,501,669
*+Peet's Coffee & Tea                                                                               148,700        3,478,093
PETsMART                                                                                            521,500       14,805,385
                                                                                                               -------------
                                                                                                                  56,999,775
                                                                                                               -------------
Consumer Services - 16.55%
*+ASK Jeeves                                                                                        280,400        9,171,884
Cash America International                                                                          335,300        8,201,438
*+Cheesecake Factory                                                                                246,725       10,707,865
*Four Seasons Hotels                                                                                160,800       10,307,280
*+Getty Images                                                                                      212,200       11,734,660
Gray Television Class B                                                                             255,500        3,040,450
*+Kerzner International                                                                             102,900        4,524,513
+LIN TV Class A                                                                                     410,900        8,004,332
*+Mediacom Communications                                                                           582,700        3,805,031
*+Sonic                                                                                             350,943        8,994,669
*+West                                                                                              230,400        6,711,552
*+Wynn Resorts                                                                                      209,200       10,813,548
                                                                                                               -------------
                                                                                                                  96,017,222
                                                                                                               -------------
Healthcare & Pharmaceuticals - 19.79%
*+Abgenix                                                                                           213,100        2,101,166
*+Align Technology                                                                                  342,300        5,230,344
*+Amylin Pharmaceuticals                                                                            385,700        7,914,564
*+AtheroGenics                                                                                       58,300        1,920,985

+^Conceptus Restricted                                                                              298,400        2,766,168
*+Coventry Health Care                                                                               79,450        4,240,247
*+CTI Molecular Imaging                                                                             403,400        3,255,438
*+Dendreon                                                                                          402,700        3,386,707
*+Digene                                                                                            246,700        6,404,332
*+Exelixis                                                                                          445,200        3,588,312
+Inamed                                                                                              72,500        3,456,075
*+Inspire Pharmaceuticals                                                                           356,900        5,614,037
*+Martek Biosciences                                                                                 81,600        3,969,024
*Medicis Pharmaceutical Class A                                                                     210,000        8,198,400
*+MGI Pharma                                                                                        291,800        7,788,142
+Nektar Therapeutics                                                                                695,300       10,067,944
+Neurocrine Biosciences                                                                              97,200        4,583,952
*+Protein Design Labs                                                                               734,000       14,371,719
*+Telik                                                                                             283,100        6,313,130
*+United Therapeutics                                                                               276,300        9,651,159
                                                                                                               -------------
                                                                                                                 114,821,845
                                                                                                               -------------
Insurance - 3.84%
*Delphi Financial Group Class A                                                                      78,000        3,133,260
IPC Holdings                                                                                        123,700        4,701,837
PartnerRe                                                                                           263,700       14,421,753
                                                                                                               -------------
                                                                                                                  22,256,850
                                                                                                               -------------
Technology - 16.06%
*+Akamai Technologies                                                                               417,400        5,864,470
+AMIS Holdings                                                                                      312,300        4,222,296
*+CheckFree                                                                                         225,900        6,250,653
+Cymer                                                                                              313,500        8,984,910
+Foundry Networks                                                                                   311,400        2,955,186
*+Integrated Circuit Systems                                                                        291,800        6,273,700
Henry (Jack) & Associates                                                                           484,800        9,099,696
*+Micrel                                                                                            521,900        5,432,979
+Navteq                                                                                             193,500        6,896,340
*+Opsware                                                                                           718,100        4,028,541
*+PalmOne                                                                                           275,300        8,380,132
*+Power Integrations                                                                                270,400        5,524,272
*+Skyworks Solutions                                                                              1,192,800       11,331,600
*+Take-Two Interactive Software                                                                      92,900        3,051,765
*+Tekelec                                                                                           289,500        4,828,860
                                                                                                               -------------
                                                                                                                  93,125,400
                                                                                                               -------------
Transportation - 3.18%
JB HuntTransportation Services                                                                      275,000       10,213,500
*UTI Worldwide                                                                                      139,600        8,209,876
                                                                                                               -------------
                                                                                                                  18,423,376
                                                                                                               -------------
TOTAL COMMON STOCK (COST $425,322,562)                                                                           554,558,389
                                                                                                               -------------
REPURCHASE AGREEMENTS - 3.38%
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $10,366,489
 collateralized by $8,891,000 U.S. Treasury
 Bills due 2/24/05, market value $8,824,131 and $1,766,000
 U.S. Treasury Bills due 3/17/05, market value $1,750,403)                                    $  10,366,000    $  10,366,000

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $9,254,432
 collateralized by $2,012,000 U.S. Treasury Notes 5.875%
 due 11/15/05, market value $2,135,852, $2,869,000 U.S. Treasury Notes 1.875%
 due 1/31/06, market value $2,859,901 and $4,023,000 U.S. Treasury
 Notes 5.625% due 5/15/08, market value $4,458,414)                                               9,254,000        9,254,000
                                                                                                               -------------
TOTAL REPURCHASE AGREEMENTS (cost $19,620,000)                                                                    19,620,000
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 99.50%
 (cost $444,942,562)                                                                                             574,178,389

SECURITIES LENDING COLLATERAL** - 23.14%
Abbey National New York 1.19% 10/15/04                                                            2,454,360        2,460,558
Allied Irish Dublin 1.80% 11/10/04                                                                5,184,055        5,184,061
Bank of America 1.65% 10/29/04                                                                    5,184,352        5,184,061
Barclays London 1.92% 1/31/05                                                                     1,037,013        1,036,812

CDC IXIS 1.49% 11/12/04                                                                           4,148,193        4,147,249
Corporate Asset Funding 1.75% 11/8/04                                                             3,625,954        3,619,140
Credit Swiss First Boston LLC 1.89% 10/1/04                                                      10,368,122       10,368,122
Credit Swiss First Boston NY 1.60% 12/13/04                                                       4,148,924        4,147,249
Deutsche Bank Financial 1.95% 2/22/05                                                             1,036,363        1,037,340
Fortis Bank London 1.80% 11/10/04                                                                 4,665,649        4,665,655
General Electric Capital
  1.59% 10/25/04                                                                                  1,763,299        1,763,763
  1.93% 2/3/05                                                                                    1,554,927        1,556,669
  1.94% 10/4/04                                                                                   1,555,705        1,555,956
Goldman Sachs Group LP
  1.80% 12/21/04                                                                                  2,385,093        2,384,668
  2.06% 12/8/04                                                                                   2,436,508        2,436,508
Harris Trust and Savings NASS 1.77% 10/18/04                                                      3,110,440        3,110,436
HBOS Treasury Services PLC 1.62% 10/29/04                                                         5,184,424        5,184,061
Merrill Lynch Mortgage Capital 1.98% 10/12/04                                                     4,147,249        4,147,249
Morgan Stanley
  1.88% 10/31/05                                                                                  1,035,123        1,036,812
  1.96% 3/10/05                                                                                   4,148,449        4,147,249
Pfizer Inc 1.75% 10/31/05                                                                         4,976,698        4,976,698
Proctor and Gamble 1.83% 10/31/05                                                                 5,185,189        5,184,061
Rabobank 1.90% 3/2/05                                                                             5,184,128        5,183,412
Royal Bank of Canada 1.80% 6/27/05                                                                5,184,978        5,182,904
Societe Generale
  1.73% 6/14/05                                                                                   2,601,498        2,600,723
  1.96% 12/8/04                                                                                   4,146,894        4,146,989
UBS Securities LLC 1.88% 10/1/04                                                                 19,728,218       19,728,218
Union Bank of Switzerland 1.13% 12/20/04                                                          5,190,492        5,184,061
Wachovia Bank N.A. 1.94% 11/15/04                                                                 4,147,378        4,148,140
Wells Fargo Bank 1.73% 10/31/05                                                                   5,183,497        5,184,061
                                                                                                               -------------
TOTAL SECURITIES LENDING COLLATERAL (cost $130,692,885)                                                          130,692,885
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES - 121.53%
 (cost $575,635,447)                                                                                             704,871,274#

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL** - (22.53%)                                                 (130,692,885)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.00%                                                5,787,161
                                                                                                               -------------
NET ASSETS APPLICABLE TO 21,085,979 SHARES OUTSTANDING - 100.00%                                               $ 579,965,550
                                                                                                               -------------

----------
+Non-income producing security for the period ended September 30, 2004.
*Fully or partially on loan.
**See Note #3 in "Notes."
^Restricted Security - The security is being fair valued in accordance with the Series' fair valuation policy. See Note #1 and Note #4 in "Notes."
#Includes $127,913,344 of securities loaned.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware VIP Trust-Delaware VIP Trend Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes was as follows:

Aggregate cost of investments       $  450,191,328
                                    --------------
Aggregate unrealized appreciation      159,210,093
Aggregate unrealized depreciation      (35,223,032)
                                    --------------
Net unrealized appreciation         $  123,987,061
                                    --------------

For federal income tax purposes, at December 31, 2003, capital loss carryforwards of $172,214,416 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration                      Amount
------------------                  --------------
      2008                          $    8,971,847
      2009                             127,778,829
      2010                              35,292,270
      2011                                 171,470

3.  SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation. At September 30, 2004, the market value of securities on loan was $127,913,344, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of small- sized companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 20, 2004, the aggregate amount of restricted securities equals $2,766,168 or 0.5% of the Series' net assets.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES

September 30, 2004

                                                                                              NUMBER OF        MARKET
                                                                                              SHARES           VALUE
                                                                                              -------------    -------------
COMMON STOCK- 95.94%
Banking, Finance & Insurance - 14.51%
American Express                                                                                     20,200    $   1,039,492
Bank of New York                                                                                     33,100          965,527
Capital One Financial                                                                                19,900        1,470,610
Citigroup                                                                                            25,500        1,125,060
Merrill Lynch                                                                                        27,100        1,347,412
                                                                                                               -------------
                                                                                                                   5,948,101
                                                                                                               -------------
Basic Industry/Capital Goods - 12.12%
duPont (E.I.) deNemours                                                                              25,900        1,108,520
General Electric                                                                                     42,800        1,437,224
ITT Industries                                                                                       15,700        1,255,843
Tyco International                                                                                   38,100        1,168,146
                                                                                                               -------------
                                                                                                                   4,969,733
                                                                                                               -------------
Business Services - 6.44%
+Accenture Limited Class A                                                                           43,100        1,165,855
United Parcel Service Class B                                                                        19,400        1,472,848
                                                                                                               -------------
                                                                                                                   2,638,703
                                                                                                               -------------
Consumer Non-Durables - 13.06%
Best Buy                                                                                             23,500        1,274,640
+Coach                                                                                               28,800        1,221,696
Gap                                                                                                  23,200          433,840
+Kohl's                                                                                              16,800          809,592
Staples                                                                                              54,200        1,616,244
                                                                                                               -------------
                                                                                                                   5,356,012
                                                                                                               -------------
Consumer Services - 8.00%
Carnival                                                                                             13,500          638,415
Marriott International Class A                                                                       26,100        1,356,156
McDonald's                                                                                           45,900        1,286,577
                                                                                                               -------------
                                                                                                                   3,281,148
                                                                                                               -------------
Food, Beverage & Tobacco - 2.73%
PepsiCo                                                                                              23,000        1,118,950
                                                                                                               -------------
                                                                                                                   1,118,950
                                                                                                               -------------
Healthcare & Pharmaceuticals - 23.69%
+Anthem                                                                                              13,200        1,151,700
+Biogen Idec                                                                                         22,000        1,345,740
+Boston Scientific                                                                                   31,000        1,231,630
+Caremark Rx                                                                                         40,900        1,311,663
+Chiron                                                                                              26,800        1,184,560
+Forest Laboratories                                                                                 11,400          512,772
GlaxoSmithKline ADR                                                                                  33,900        1,482,447
Pfizer                                                                                               48,900        1,496,340
                                                                                                               -------------
                                                                                                                   9,716,852
                                                                                                               -------------
Technology - 15.39%
+Applied Materials                                                                                   70,800        1,167,492
+Cisco Systems                                                                                       61,100        1,105,910
Intel                                                                                                32,600          653,956
+Lexmark International Group A                                                                        7,900          663,679
Microsoft                                                                                            48,400        1,338,260
SAP ADR                                                                                              35,400        1,378,830
                                                                                                               -------------
                                                                                                                   6,308,127
                                                                                                               -------------
TOTAL COMMON STOCK (COST $39,826,701)                                                                             39,337,626
                                                                                                               -------------

                                                                                              PRINCIPAL
                                                                                              AMOUNT
                                                                                              -------------
REPURCHASE AGREEMENTS- 13.02%
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $2,820,133
 collateralized by $2,419,000 U.S. Treasury
 Bills due 2/24/05, market value $2,400,775 and $481,000
 U.S. Treasury Bills due 3/17/05, market value $476,231)                                      $   2,820,000    $   2,820,000

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $2,518,118
 collateralized by $547,000 U.S. Treasury Notes 5.875%
 due 11/15/05, market value $581,100, $781,000 U.S. Treasury Notes 1.875%
 due 1/31/06, market value $778,091, and $1,095,000 U.S. Treasury
 Notes 5.625% due 5/15/08, market value $1,212,998)                                               2,518,000        2,518,000
                                                                                                               -------------
TOTAL REPURCHASE AGREEMENTS (COST $5,338,000)                                                                      5,338,000
                                                                                                               -------------
TOTAL MARKET VALUE OF SECURITIES - 108.96%
 (cost $45,164,701)                                                                                               44,675,626

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES)  - (8.96%)                                            (3,675,475)
                                                                                                               -------------
NET ASSETS APPLICABLE TO 6,618,407 SHARES OUTSTANDING - 100.00%                                                $  41,000,151
                                                                                                               -------------

----------
+Non-income producing security for the period ended September 30, 2004

ADR-American Depository Receipts

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP U.S. Growth Series (The "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

2. INVESTMENTS - At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Aggregate Cost of Investments       $   45,231,015
                                    --------------
Aggregate unrealized appreciation       45,164,701
Aggregate unrealized depreciation      (44,675,626)
                                    --------------
Net unrealized depreciation         $      489,075
                                    --------------

For federal income tax purposes, at December 31, 2003, capital loss carryforwards of $10,690,034 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration                      Amount
------------------                  --------------
      2008                          $    1,077,920
      2009                               4,507,939
      2010                               3,675,553
      2011                               1,428,622

ITEM 2.  CONTROLS AND PROCEDURES.

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

        File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.      I have reviewed this report on Form N-Q of Delaware VIP Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

JUDE T. DRISCOLL
-------------------------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   11/29/04

                                  CERTIFICATION

I, Joseph H. Hastings, certify that:

1.      I have reviewed this report on Form N-Q of Delaware VIP Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

JOSEPH H. HASTINGS
-------------------------------
By:     Joseph H. Hastings
Title:  Chief Financial Officer
Date:   11/29/04

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE VIP TRUST

JUDE T. DRISCOLL
-------------------------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   11/29/04

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
-------------------------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   11/29/04

JOSEPH H. HASTINGS
-------------------------------
By:     Joseph H. Hastings
Title:  Chief Financial Officer
Date:   11/29/04